As filed with the U.S. Securities and Exchange Commission on July 5, 2023

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23108

Amplify ETF Trust
(Exact name of registrant as specified in charter)

3333 Warrenville Road Suite #350

Lisle, IL 60532
(Address of principal executive offices) (Zip code)

Christian Magoon

Amplify ETF Trust

3333 Warrenville Road Suite #350

Lisle, IL 60532
(Name and address of agent for service)

With copies to:

Morrison C. Warren, Esq.

Chapman and Cutler LLP

111 West Monroe Street

Chicago, IL 60603

(855)-267-3837

Registrant's telephone number, including area code

Date of fiscal year end: October 31

Date of reporting period: April 30, 2023

Item 1. Reports to Stockholders.

(a)

AMPLIFY ETF TRUST

Amplify High Income ETF YYY

Amplify Online Retail ETF IBUY

Amplify CWP Enhanced Dividend Income ETF DIVO

Amplify Transformational Data Sharing ETF BLOK

Amplify Lithium & Battery Technology ETF BATT

Amplify BlackSwan Growth & Treasury Core ETF SWAN

Amplify Emerging Markets FinTech ETF EMFQ

Amplify Seymour Cannabis ETF CNBS

Amplify BlackSwan ISWN ETF ISWN

Amplify Thematic All-Stars ETF MVPS

Amplify Digital & Online Trading ETF BIDS

Amplify BlackSwan Tech & Treasury ETF QSWN

Amplify Inflation Fighter ETF IWIN

Amplify Natural Resources Dividend Income ETF NDIV

Amplify International Enhanced Dividend Income ETF IDVO

SEMI-ANNUAL REPORT

April 30, 2023

Amplify ETF Trust

Table of Contents

Amplify ETF Trust (the “Trust”) files its complete schedule of fund holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Part F of Form N-PORT within sixty days after the end of the period. The Trust’s Part F of Form N-PORT is available on the Commission’s website at www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that Amplify Investments LLC (the “Adviser”) uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how a fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-855-267-3837 and (ii) on the Commission’s website at www.sec.gov.

Amplify ETF Trust

Amplify High Income ETF

Schedule of Investments

April 30, 2023 (Unaudited)

Description	Shares	Value
INVESTMENT COMPANIES — 99.3%
Equity — 8.6%
Kayne Anderson Energy Infrastructure Fund(a)	1,160,735	$9,750,174
Liberty All-Star Equity Fund	1,818,036	10,980,937
MainStay CBRE Global Infrastructure Megatrends Fund	615,970	8,900,766
		29,631,877
Fixed Income — 90.7%
Aberdeen Asia-Pacific Income Fund, Inc.	3,685,556	10,024,712
AllianceBernstein Global High Income Fund, Inc.	518,919	5,132,109
BlackRock Capital Allocation Term Trust	343,554	5,194,536
BlackRock Credit Allocation Income Trust	441,847	4,604,046
BlackRock MuniHoldings California Quality Fund, Inc.	225,080	2,442,118
Blackstone Strategic Credit 2027 Term Fund	948,574	10,178,199
ClearBridge MLP & Midstream Fund, Inc.	300,569	9,921,783
Cohen & Steers Limited Duration Preferred and Income Fund, Inc.	207,735	3,656,136
Cohen & Steers Quality Income Realty Fund, Inc.	196,827	2,306,812
DoubleLine Income Solutions Fund(a)	970,041	11,388,281
DoubleLine Yield Opportunities Fund	762,858	10,580,840
Eaton Vance Limited Duration Income Fund	305,270	2,854,275
First Trust High Yield Opportunities 2027 Term Fund	507,726	7,169,091
First Trust Intermediate Duration Preferred & Income Fund	478,178	7,497,831
Flaherty & Crumrine Preferred and Income Securities Fund, Inc.	106,321	1,494,873
FS Credit Opportunities Corp.	1,777,657	7,697,255
Guggenheim Active Allocation Fund/DE	296,869	4,197,728
Highland Income Fund	784,035	6,766,222
Invesco Senior Income Trust	2,850,396	10,660,481
Description	Shares	Value
Nuveen AMT-Free Municipal Credit Income Fund	455,159	$5,370,876
Nuveen AMT-Free Quality Municipal Income Fund	282,931	3,143,363
Nuveen California Quality Municipal Income Fund	773,685	8,440,903
Nuveen Credit Strategies Income Fund	2,002,173	10,171,039
Nuveen Floating Rate Income Fund	1,221,753	9,920,634
Nuveen Municipal Credit Income Fund	512,152	5,976,814
Nuveen New York AMT-Free Quality Municipal Income Fund	544,946	5,656,540
Nuveen Preferred & Income Opportunities Fund	1,201,726	7,703,064
Nuveen Preferred & Income Securities Fund(a)	1,469,393	9,506,973
Nuveen Quality Municipal Income Fund	303,687	3,483,290
Oxford Lane Capital Corp.(a)	2,391,024	12,433,325
PGIM Global High Yield Fund, Inc.(a)	912,650	10,093,909
PIMCO Access Income Fund	728,291	10,472,825
PIMCO Corporate & Income Opportunity Fund	800,018	10,456,235
PIMCO Corporate & Income Strategy Fund	185,128	2,373,341
Pimco Dynamic Income Fund	645,779	11,617,564
PIMCO Dynamic Income Opportunities Fund	857,850	10,920,431
PIMCO High Income Fund	1,806,334	8,598,150
PIMCO Income Strategy Fund II	1,074,037	7,539,740
Thornburg Income Builder Opportunities Trust(a)	703,058	11,038,011
Western Asset Diversified Income Fund(a)	764,358	10,196,536
Western Asset Emerging Markets Debt Fund, Inc.	1,113,808	9,656,715
Western Asset Inflation-Linked Opportunities & Income Fund	674,954	6,223,076
		314,760,682
Total Investment Companies (Cost $412,211,636)		344,392,559

MONEY MARKET FUNDS — 0.3%
Invesco Government & Agency Portfolio - Institutional Class — 4.78%(b)	1,073,233	1,073,233
Total Money Market Funds (Cost $1,073,233)		1,073,233

The accompanying notes are an integral part of the financial statements.

Amplify ETF Trust

Amplify High Income ETF

Schedule of Investments

April 30, 2023 (Unaudited) (Continued)

Description	Shares	Value
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING — 3.7%
First American Government Obligations Fund - Class X — 4.66%(b)	12,841,369	$12,841,369
Total Investments Purchased with Proceeds from Securities Lending (Cost $12,841,369)		12,841,369

Total Investments — 103.3% (Cost $426,126,238)		$358,307,161

Percentages are based on Net Assets of $346,970,856.

(a)   All or a portion of this security is out on loan as of April 30, 2023. Total value of securities out on loan is $12,683,771 or 3.7% of net assets.

(b)  Seven-day yield as of April 30, 2023.

The accompanying notes are an integral part of the financial statements.

Amplify ETF Trust

Amplify Online Retail ETF

Schedule of Investments

April 30, 2023 (Unaudited)

Description	Shares	Value
COMMON STOCKS — 99.6%
Marketplace — 38.4%
Affirm Holdings, Inc.(a)(b)	264,796	$2,610,889
Alibaba Group Holding Ltd.(b)	218,700	2,286,004
BigCommerce Holdings, Inc.(b)	333,142	2,461,919
Copart, Inc.(b)	77,858	6,154,675
Coupang, Inc.(b)	101,761	1,705,514
Delivery Hero SE(b)(c)	54,695	2,177,506
DoorDash, Inc. - Class A(b)	92,715	5,673,231
Etsy, Inc.(b)	44,130	4,458,454
Fiverr International Ltd.(b)	61,992	2,263,948
Global-e Online Ltd.(b)	77,696	2,166,164
JD.com, Inc. - Class A	90,250	1,562,487
Jumia Technologies AG - ADR(a)(b)	365,489	1,030,679
Just Eat Takeaway.com NV(b)(c)	104,281	1,824,734
KE Holdings, Inc. - ADR(b)	162,742	2,553,422
Liquidity Services, Inc.(b)	257,836	3,369,917
Lyft, Inc. - Class A(b)	321,730	3,297,733
Meituan - Class B(b)(c)	97,500	1,651,985
MercadoLibre, Inc.(b)	2,015	2,574,142
Ozon Holdings PLC - ADR(a)(b)(d)	106,678	—
PayPal Holdings, Inc.(b)	57,665	4,382,540
PDD Holdings, Inc. - ADR(b)	30,795	2,098,679
Sea Ltd. - ADR(b)	38,272	2,915,178
Shopify, Inc. - Class A(b)	51,997	2,519,255
Uber Technologies, Inc.(b)	153,643	4,770,615
Upwork, Inc.(b)	335,676	3,212,419
Vivid Seats, Inc. - Class A(a)(b)	538,308	3,865,051
		73,587,140
Traditional Retail — 48.5%
1-800-Flowers.com, Inc. - Class A(b)	541,610	4,988,228
Amazon.com, Inc.(b)	49,432	5,212,604
ASKUL Corp.	168,200	2,232,050
Description	Shares	Value
ASOS PLC(b)	259,429	$2,402,253
Carvana Co.(a)(b)	307,605	2,134,779
Chegg, Inc.(b)	172,765	3,106,315
Chewy, Inc. - Class A(a)(b)	124,519	3,861,334
eBay, Inc.	113,710	5,279,555
Farfetch Ltd. - Class A(a)(b)	221,229	891,553
Figs, Inc. - Class A(b)	668,806	4,815,403
HelloFresh SE(b)	86,605	2,312,279
IAC, Inc.(b)	97,099	5,026,815
Lands’ End, Inc.(b)	430,648	3,087,746
Netflix, Inc.(b)	16,407	5,413,162
Ocado Group PLC(b)	246,031	1,562,082
Oisix ra daichi, Inc.(a)(b)	159,600	2,963,690
Overstock.com, Inc.(b)	208,214	4,239,237
Peloton Interactive, Inc. - Class A(b)	472,604	4,196,724
PetMed Express, Inc.	206,268	3,170,339
Revolve Group, Inc.(b)	191,837	3,961,434
Shutterstock, Inc.	96,232	6,447,544
Spotify Technology SA(b)	24,462	3,268,123
Vipshop Holdings Ltd. - ADR(b)	231,750	3,638,475
Wayfair, Inc. - Class A(a)(b)	117,838	4,104,298
Zalando SE(b)(c)	72,736	2,979,105
ZOZO, Inc.	81,800	1,714,711
		93,009,838
Travel — 12.7%
Airbnb, Inc. - Class A(b)	47,970	5,740,570
Booking Holdings, Inc.(b)	2,419	6,498,184
Expedia Group, Inc.(b)	50,373	4,733,047
MakeMyTrip Ltd.(b)	64,287	1,506,887
Trip.com Group Ltd.(b)	69,100	2,419,048
TripAdvisor, Inc.(b)	190,511	3,377,760
		24,275,496
Total Common Stocks (Cost $372,079,227)		190,872,474

MONEY MARKET FUNDS — 0.4%
Invesco Government & Agency Portfolio - Institutional Class — 4.78%(e)	764,416	764,416
Total Money Market Funds (Cost $764,416)		764,416

The accompanying notes are an integral part of the financial statements.

Amplify ETF Trust

Amplify Online Retail ETF

Schedule of Investments

April 30, 2023 (Unaudited) (Continued)

Description	Shares	Value
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING — 7.3%
First American Government Obligations Fund - Class X — 4.66%(e)	13,898,713	$13,898,713
Total Investments Purchased with Proceeds from Securities Lending (Cost $13,898,713)		13,898,713

Total Investments — 107.3% (Cost $386,742,356)		$205,535,603

Percentages are based on Net Assets of $191,589,228.

ADR - American Depositary Receipt

(a) All or a portion of this security is out on loan as of April 30, 2023. Total value of the securities out on loan is $11,439,816 or 6.0% of net assets.

(b)  Non-income producing security.

(c)  Security exempt from registration under Rule 144(a) and Regulation S of the Securities Act of 1933. Such securities are treated as liquid securities, according to the Fund’s liquidity guidelines. At April 30, 2023, the value of these securities amounted to $8,633,330 or 4.5% of net assets.

(d)  Illiquid security. At April 30, 2023, the value of this security amounted to $0 or 0.0% of net assets. The Fund has fair valued this security. Value determined using significant unobservable inputs.

(e)  Seven-day yield as of April 30, 2023.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition may not apply for purposes of this report, which may combine sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

The accompanying notes are an integral part of the financial statements.

Amplify ETF Trust

Amplify CWP Enhanced Dividend Income ETF

Schedule of Investments

April 30, 2023 (Unaudited)

Sector Weightings (Unaudited)[*]

14.9% Financials
14.1% Health Care
10.8% Energy
10.0% Information Technology
9.5% Industrials
8.5% Consumer Staples
8.1% Consumer Discretionary
5.2% Materials
2.8% Utilities
1.9% Communication Services
14.2% Money Market Funds

[*] Percentages based on total investments.

Description	Shares	Value
COMMON STOCKS — 86.5%
Communication Services — 1.9%
Verizon Communications, Inc.	1,445,828	$56,141,501
Consumer Discretionary — 8.1%
McDonald’s Corp.(a)	504,554	149,221,845
The Home Depot, Inc.	292,703	87,968,960
		237,190,805
Consumer Staples — 8.6%
General Mills, Inc.	1,054,835	93,490,026
The Procter & Gamble Co.	997,283	155,955,116
		249,445,142
Energy — 10.9%
Chevron Corp.	887,052	149,539,226
Marathon Petroleum Corp.	686,240	83,721,280
Schlumberger NV	1,696,586	83,726,519
		316,987,025
Financials — 15.1%
JPMorgan Chase & Co.(a)	1,032,557	142,740,680
The Goldman Sachs Group, Inc.(a)	414,874	142,484,326
Visa, Inc. - Class A	662,796	154,252,513
		439,477,519
Health Care — 14.2%
Johnson & Johnson(a)	898,040	147,009,148
Merck & Co., Inc.	1,006,244	116,190,995
UnitedHealth Group, Inc.	307,281	151,209,907
		414,410,050
Industrials — 9.6%
Deere & Co.	214,023	80,904,975
Lockheed Martin Corp.(a)	235,461	109,359,861
United Parcel Service, Inc. - Class B	488,438	87,826,037
		278,090,873
Description	Shares	Value
Information Technology — 10.1%
Apple, Inc.	693,638	$117,696,496
Microsoft Corp.(a)	571,398	175,567,749
		293,264,245
Materials — 5.2%
Dow, Inc.(a)	966,732	52,590,221
Nucor Corp.(a)	669,905	99,266,523
		151,856,744
Utilities — 2.8%
Duke Energy Corp.	830,647	82,134,375
Total Common Stocks (Cost $2,361,804,051)		2,518,998,279

MONEY MARKET FUNDS — 14.3%
Invesco Government & Agency Portfolio - Institutional Class — 4.78%(b)	417,753,520	417,753,520
Total Money Market Funds (Cost $417,753,520)		417,753,520

Total Investments — 100.8% (Cost $2,779,557,571)		$2,936,751,799

Percentages are based on Net Assets of $2,914,064,661.

(a)   All or portion of this security is held as collateral for the options written. At April 30, 2023, the value of these securities amounted to $459,843,440 or 15.8% of net assets.

(b)  Seven-day yield as of April 30, 2023.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund’s Administrator, U.S. Bank Global Fund Services.

The accompanying notes are an integral part of the financial statements.

Amplify ETF Trust

Amplify CWP Enhanced Dividend Income ETF

Schedule of Options Written

April 30, 2023 (Unaudited)

	Contracts	Notional Amount	Value
Call Options Written(a) — (0.1)%
DOW, Inc., Expires 5/19/2023, Strike Price $57.50	1,501	$(8,165,440)	$(28,519)
Johnson & Johnson, Expires 5/19/2023, Strike Price $175.00	2,000	(32,740,000)	(8,000)
JPMorgan Chase & Co., Expires 5/12/2023, Strike Price $143.00	7,625	(105,408,000)	(247,812)
Lockheed Martin Corp., Expires 5/19/2023, Strike Price $530.00	600	(27,867,000)	(4,500)
McDonald’s Corp., Expires 5/5/2023, Strike Price $300.00	2,500	(73,937,500)	(90,000)
Microsoft Corp., Expires 5/19/2023, Strike Price $320.00	3,000	(92,178,000)	(436,500)
Nucor Corp., Expires 5/12/2023, Strike Price $152.50	5,750	(85,203,500)	(1,121,250)
The Goldman Sachs Group, Inc., Expires 5/19/2023, Strike Price $370.00	1,000	(34,344,000)	(28,500)
Total Call Options Written (Premiums Received $4,303,353)			$(1,965,081)

(a)   Exchange Traded.

The accompanying notes are an integral part of the financial statements.

Amplify ETF Trust

Amplify Transformational Data Sharing ETF

Schedule of Investments

April 30, 2023 (Unaudited)

Country Weightings (Unaudited)(*)

34.5% Software & Services
21.1% Financial Services
5.5% Banks
2.9% Technology Hardware & Equipment
2.7% Consumer Discretionary Distribution
2.6% Semiconductors & Semiconductor Equipment
2.6% Media & Entertainment
0.6% Consumer Staples Distribution
1.2% Convertible Bonds
0.3% Corporate Bonds
3.6% Exchange Traded Funds
0.8% Money Market Funds
21.6% Investments Purchased with Proceeds from Securities Lending

(*) Percentages based on total investments.

Description	Shares	Value
COMMON STOCKS — 92.8%
Banks — 7.0%
Customers Bancorp, Inc.(a)	572,996	$12,514,233
DBS Group Holdings Ltd.	130,000	3,197,512
New York Community Bancorp, Inc.	655,608	7,008,449
NU Holdings Ltd. - Class A(a)	1,852,358	9,558,167
		32,278,361
Consumer Discretionary Distribution — 3.5%
Overstock.com, Inc.(a)	795,585	16,198,111
Consumer Staples Distribution — 0.7%
Walmart, Inc.	22,824	3,445,739
Financial Services — 26.9%
Block, Inc.(a)	211,305	12,845,231
CME Group, Inc.	74,187	13,781,719
Coinbase Global, Inc. - Class A(a)(b)	297,027	15,977,082
Galaxy Digital Holdings Ltd.(a)(b)	4,692,923	17,318,976
Mastercard, Inc. - Class A	20,000	7,600,600
Mogo, Inc.(a)(b)(c)	4,361,566	2,966,301
PayPal Holdings, Inc.(a)	186,266	14,156,216
Robinhood Markets, Inc. - Class A(a)	420,093	3,717,823
SBI Holdings, Inc.	858,013	16,669,679
Visa, Inc. - Class A	29,237	6,804,327
WisdomTree, Inc.	1,976,689	12,334,540
		124,172,494
Media & Entertainment — 3.3%
ROBLOX Corp. - Class A(a)	200,414	7,134,738
Z Holdings Corp.	2,960,885	8,053,903
		15,188,641
Description	Shares	Value
Semiconductors & Semiconductor Equipment — 3.4%
Advanced Micro Devices, Inc.(a)	88,523	$7,911,301
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	89,765	7,567,190
		15,478,491
Software & Services — 44.2%
Accenture PLC - Class A	62,275	17,455,060
BIGG Digital Assets, Inc.(a)(b)	4,743,905	1,032,920
Bitfarms Ltd.(a)(b)	4,208,310	4,881,640
Bitfarms Ltd.(a)(b)	8,455,401	9,985,343
Cleanspark, Inc.(a)	3,971,237	15,527,537
Digital Garage, Inc.	467,962	16,417,911
GMO internet group, Inc.	1,055,692	21,091,369
Hive Blockchain Technologies Ltd.(a)	999,022	3,251,789
Hive Blockchain Technologies Ltd.(a)(b)	2,881,315	9,335,461
Hut 8 Mining Corp.(a)(b)	6,419,816	11,419,535
International Business Machines Corp.	118,615	14,994,122
Marathon Digital Holdings, Inc.(a)(b)	1,722,177	17,342,322
MicroStrategy, Inc.(a)(b)	75,940	24,937,177
Oracle Corp.	67,530	6,396,442
Riot Platforms, Inc.(a)(b)	1,875,735	22,433,791
Splunk, Inc.(a)	81,296	7,010,967
		203,513,386
Technology Hardware & Equipment — 3.8%
Canaan, Inc. - ADR(a)(b)	1,814,508	5,116,912
Cisco Systems, Inc.	85,059	4,019,038
CompoSecure, Inc.(a)(b)	1,100,480	8,253,600
		17,389,550
Total Common Stocks (Cost $803,185,215)		427,664,773
	Par Value
CONVERTIBLE BONDS — 1.5%
Core Scientific, Inc. 4.000% Cash and 6.000% PIK, 04/19/2025(c)(d)(e)	$28,320,319	7,148,049
Total Convertible Bonds (Cost $28,310,456)		7,148,049

CORPORATE BONDS — 0.4%
MicroStrategy, Inc. 6.125%, 06/15/2028(a)(b)(f)	2,000,000	1,809,720
Total Corporate Bonds (Cost $1,526,845)		1,809,720

The accompanying notes are an integral part of the financial statements.

Amplify ETF Trust

Amplify Transformational Data Sharing ETF

Schedule of Investments

April 30, 2023 (Unaudited) (Continued)

Description	Shares	Value
EXCHANGE TRADED FUNDS — 4.6%
3iQ CoinShares Bitcoin ETF(a)(c)	601,190	$2,867,676
Bitcoin ETF(a)(c)	197,535	2,133,378
CI Galaxy Bitcoin ETF(a)	1,150,000	6,336,500
Purpose Bitcoin ETF(a)(c)	1,820,947	9,833,114
Total Exchange Traded Funds (Cost $31,835,212)		21,170,668

MONEY MARKET FUNDS — 1.0%
Invesco Government & Agency Portfolio - Institutional Class — 4.78%(g)	4,433,359	4,433,359
Total Money Market Funds (Cost $4,433,359)		4,433,359

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING — 27.6%
First American Government Obligations Fund - Class X — 4.66%(g)	127,081,417	127,081,417
Total Investments Purchased with Proceeds from Securities Lending (Cost $127,081,417)		127,081,417

Total Investments — 127.9% (Cost $996,372,503)		$589,307,986

Percentages are based on Net Assets of $460,879,776.

ADR - American Depositary Receipt

PIK - Payment In-Kind

(a)   Non-income producing security.

(b)  All or a portion of this security is out on loan as of April 30, 2023. Total value of securities out on loan is $121,115,547 or 26.3% of net assets.

(c)   Illiquid security. At April 30, 2023, the value of these securities amounted to $24,948,518 or 5.4% of net assets.

(d)  The Fund has fair valued this security. Value determined using significant unobservable inputs.

(e)   Restricted. Acquired on September 24, 2021. Item identified as in default as to the payment of interest.

(f)   Security exempt from registration under Rule 144(a) of the Securities Act of 1933. Such securities are treated as liquid securities, according to the Fund’s liquidity guidelines. At April 30, 2023, the value of these securities amounted to $1,809,720 or 0.4% of net assets.

(g)  Seven-day yield as of April 30, 2023.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or they may be defined by Fund management. This definition may not apply for purposes of this report, which may combine sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the U.S. Bank Global Fund Services.

The accompanying notes are an integral part of the financial statements.

Amplify ETF Trust

Amplify Lithium & Battery Technology ETF

Schedule of Investments

April 30, 2023 (Unaudited)

Description	Shares	Value
COMMON STOCKS — 99.6%
Consumer Discretionary — 22.1%
BYD Co. Ltd. - Class H	337,180	$10,137,328
CALB Co. Ltd.(a)(b)	168,096	449,704
EVgo, Inc.(a)(c)	104,174	624,002
Li Auto, Inc. - ADR(a)(c)	91,889	2,159,391
Lucid Group, Inc.(a)(c)	160,797	1,276,728
NIO, Inc. - ADR(a)	156,240	1,229,609
Panasonic Holdings Corp.	288,754	2,699,022
Polestar Automotive Holding UK PLC - ADR(a)(c)	188,000	720,040
QuantumScape Corp.(a)(c)	39,536	276,752
Rivian Automotive, Inc. - Class A(a)	84,914	1,088,597
Tesla, Inc.(a)	66,121	10,864,342
XPeng, Inc. - ADR(a)(c)	74,907	711,617
Yadea Group Holdings Ltd.(b)	282,066	658,303
Zhejiang Leapmotor Technologies Ltd.(a)(b)	102,144	451,536
		33,346,971
Description	Shares	Value
Industrials — 18.9%
Advanced Energy Solution Holding Co. Ltd.	29,230	$651,299
Blink Charging Co.(a)(c)	44,010	313,791
ChargePoint Holdings, Inc.(a)(c)	76,162	660,325
Contemporary Amperex Technology Co. Ltd.	312,074	10,398,426
Ecopro BM Co. Ltd.	15,401	3,072,375
EnerSys	10,272	852,268
Enovix Corp.(a)(c)	81,526	882,111
Eve Energy Co. Ltd.	236,044	2,233,291
FREYR Battery SA(a)(c)	72,982	515,983
FuelCell Energy, Inc.(a)	178,771	336,089
GS Yuasa Corp.	38,753	676,389
Hydro Lithium, Inc.(a)	36,960	990,000
Hyliion Holdings Corp.(a)	166,777	228,485
Kempower Oyj(a)(c)	26,403	960,088
Li-Cycle Holdings Corp.(a)(c)	111,225	528,319
Microvast Holdings, Inc.(a)	367,081	385,435
Nikola Corp.(a)(c)	256,028	226,713
Plug Power, Inc.(a)(c)	83,746	756,226
Proterra, Inc.(a)	125,212	146,498
Shin Heung Energy & Electronics Co. Ltd.	15,335	548,251
The Lion Electric Co.(a)(c)	228,286	506,795
Varta AG(c)	21,804	563,408
Vitzrocell Co. Ltd.	43,936	582,027
Wallbox NV(a)(c)	115,698	315,856
Wuxi Lead Intelligent Equipment Co. Ltd.	229,046	1,264,543
		28,594,991
Information Technology — 10.5%
L&F Co. Ltd.	6,808	1,347,968
Lotte Energy Materials Corp.	15,425	693,802
NAURA Technology Group Co. Ltd.	65,330	3,154,382
NEC Corp.	40,166	1,535,945
Novonix Ltd. - ADR(a)(c)	113,315	290,086
Phoenix Silicon International Corp.	298,220	555,843
Samsung SDI Co. Ltd.	7,440	3,841,184
Simplo Technology Co. Ltd.	74,999	751,393
SolarEdge Technologies, Inc.(a)	6,726	1,921,147
TDK Corp.	51,515	1,756,301
		15,848,051
Materials — 48.1%
African Rainbow Minerals Ltd.	54,082	679,111
Albemarle Corp.	12,690	2,353,487
Allkem Ltd.(a)	118,720	962,323
American Lithium Corp.(a)	169,505	362,818
AMG Advanced Metallurgical Group NV	17,759	661,031

The accompanying notes are an integral part of the financial statements.

Amplify ETF Trust

Amplify Lithium & Battery Technology ETF

Schedule of Investments

April 30, 2023 (Unaudited) (Continued)

Description	Shares	Value
Aneka Tambang Tbk	5,783,259	$827,869
Argosy Minerals Ltd.(a)	1,300,113	348,415
BHP Group Ltd. - ADR	179,780	10,614,211
Chalice Mining Ltd.(a)	157,900	829,590
CMOC Group Ltd. - Class H	3,734,382	2,278,788
Core Lithium Ltd.(a)(c)	859,173	557,144
Critical Elements Lithium Corp.(a)(c)	280,542	484,532
Eramet SA	7,205	699,445
First Quantum Minerals Ltd.	88,777	2,157,094
Galan Lithium Ltd.(a)	688,027	487,136
Ganfeng Lithium Co. Ltd. - Class H(b)	292,442	1,916,791
Glencore PLC	1,271,779	7,496,096
Guangzhou Tinci Materials Technology Co. Ltd.	261,072	1,608,290
IGO Ltd.	123,490	1,123,557
ioneer Ltd.(a)	1,927,361	388,977
Jervois Global Ltd.(a)	3,121,956	181,790
Jinchuan Group International Resources Co. Ltd.	6,895,030	491,897
Johnson Matthey PLC	36,324	896,345
Lake Resources NL(a)	1,108,181	307,979
Leo Lithium Ltd.(a)	1,405,973	488,424
LG Chem Ltd.	7,652	4,230,783
Liontown Resources Ltd.(a)	710,630	1,288,412
Lithium Americas Corp.(a)(c)	35,326	706,077
Livent Corp.(a)	37,803	825,996
Lundin Mining Corp.	143,709	1,097,825
Lygend Resources & Technology Co. Ltd.(d)	468,724	649,674
Magnis Energy Technologies Ltd.(a)	1,949,106	264,393
Mincor Resources NL(a)	552,816	512,117
Mineral Resources Ltd.	26,325	1,283,450
MMC Norilsk Nickel PJSC - ADR(a)(e)	182,937	—
MP Materials Corp.(a)	32,325	700,483
Neometals Ltd.(a)	954,376	391,536
Nickel Industries Ltd.	965,816	607,126
Patriot Battery Metals, Inc.(a)(c)	56,372	523,007
Piedmont Lithium, Inc.(a)	9,567	550,103
Pilbara Minerals Ltd.	442,737	1,242,146
Resonac Holdings Corp.	49,431	776,050
Sayona Mining Ltd.(a)	3,852,811	509,881
Shanghai Putailai New Energy Technology Co. Ltd.	201,522	1,518,934
Sigma Lithium Corp.(a)(c)	26,970	938,826
SK IE Technology Co. Ltd.(a)(b)	17,234	995,359
Sociedad Quimica y Minera de Chile SA - ADR	30,427	2,053,214
South32 Ltd.	594,655	1,668,368
Standard Lithium Ltd.(a)(c)	132,556	449,077
Sumitomo Metal Mining Co. Ltd.	40,632	1,493,821
Tianqi Lithium Corp.(a)	287,043	1,791,813
Umicore SA	38,217	1,253,237
Vale Indonesia Tbk PT(a)	2,038,793	969,365
Description	Shares	Value
Vulcan Energy Resources Ltd.(a)	122,486	$483,052
W-Scope Corp.(a)	54,165	445,660
Yunnan Energy New Material Co. Ltd.	110,426	1,659,211
Zhejiang Huayou Cobalt Co. Ltd.	209,751	1,574,298
		72,656,434
Total Common Stocks (Cost $192,334,163)		150,446,447

MONEY MARKET FUNDS — 0.2%
Invesco Government & Agency Portfolio - Institutional Class — 4.78%(f)	347,977	347,977
Total Money Market Funds (Cost $347,977)		347,977

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING — 9.6%
First American Government Obligations Fund - Class X — 4.66%(f)	14,471,261	14,471,261
Total Investments Purchased with Proceeds from Securities Lending (Cost $14,471,261)		14,471,261

Total Investments — 109.4% (Cost $207,153,401)		$165,265,685

Percentages are based on Net Assets of $151,078,597.

ADR - American Depositary Receipt

(a)   Non-income producing security.

(b)  Security exempt from registration under Rule 144(a) and Regulation S of the Securities Act of 1933. Such securities are treated as liquid securities, according to the Fund’s liquidity guidelines. At April 30, 2023, the value of these securities amounted to $4,471,693 or 3.0% of net assets.

(c)   All or a portion of this security is out on loan as of April 30, 2023. Total value of securities out on loan is $13,742,079 or 9.1% of net assets.

(d)  Security exempt from registration under Regulation S of the Securities Act of 1933. Such securities are treated as liquid securities, according to the Fund’s liquidity guidelines. At April 30, 2023 the value of these securities amounted to $649,674 or 0.4% of net assets.

(e)   Illiquid security. At April 30, 2023, the value of this security amounted to $0 or 0.0% of net assets. The Fund has fair valued this security. Value is determined using significant unobservable inputs.

(f)   Seven-day yield as of April 30, 2023.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or they may be defined by Fund management. This definition may not apply for purposes of this report, which may combine sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.
The accompanying notes are an integral part of the financial statements.

Amplify ETF Trust

Amplify BlackSwan Growth & Treasury Core ETF

Schedule of Investments

April 30, 2023 (Unaudited)

Description	Par Value	Value
U.S. GOVERNMENT NOTES/BONDS — 90.7%
4.375%, 10/31/2024	$6,426,000	$6,421,607
4.250%, 10/15/2025	38,297,000	38,582,732
4.125%, 10/31/2027	37,904,000	38,727,227
4.000%, 10/31/2029	37,687,000	38,688,061
2.750%, 08/15/2032	40,735,000	38,478,663
3.000%, 08/15/2052	60,334,000	52,961,939
Total U.S. Government Notes/Bonds (Cost $212,811,662)		213,860,229
	Contracts	Notional Amount
PURCHASED CALL OPTIONS(a) — 8.1%
SPDR S&P 500 ETF Trust, Expires 06/16/2023, Strike Price $370.00	1,733	$72,080,669	8,574,017
SPDR S&P 500 ETF Trust, Expires 12/15/2023, Strike Price $380.00	1,903	79,151,479	10,500,754
Total Purchased Call Options (Cost $22,115,562)			19,074,771
	Shares
MONEY MARKET FUNDS — 0.2%
Dreyfus Government Cash Management — 1.82%(b)	380,622	380,622
Invesco Government & Agency Portfolio - Institutional Class — 4.78%(b)	16,276	16,276
Total Money Market Funds (Cost $396,898)		396,898

Total Investments — 99.0% (Cost $235,324,122)		$233,331,898

Percentages are based on Net Assets of $235,746,359.

(a)   Exchange Traded.

(b)  Seven-day yield as of April 30, 2023.

The accompanying notes are an integral part of the financial statements.

Amplify ETF Trust

Amplify Emerging Markets FinTech ETF

Schedule of Investments

April 30, 2023 (Unaudited)

Description	Shares	Value
COMMON STOCKS — 98.8%
Banking — 8.5%
Bank BTPN Syariah Tbk PT	390,100	$56,906
Bank Jago Tbk PT(a)	283,000	39,932
NU Holdings Ltd. - Class A(a)	15,840	81,734
TCS Group Holding PLC - GDR(a)(b)(c)(d)	2,536	—
		178,572
Digital Assets — 5.2%
Danal Co. Ltd.(a)	14,100	43,404
Discovery Ltd.(a)	8,320	65,423
		108,827
Fintech Software — 6.1%
Bairong, Inc.(a)(e)	30,000	41,275
GoTo Gojek Tokopedia Tbk PT(a)	8,344,300	59,155
Linklogis, Inc. - Class B(a)(e)	71,000	26,772
		127,202
Insurance — 5.3%
Ping An Insurance Group Co. of China Ltd. - Class H	5,000	36,115
Renaissance Insurance Group JSC(a)(b)(c)	196,320	—
Description	Shares	Value
Waterdrop, Inc. - ADR(a)(f)	13,508	$39,443
ZhongAn Online P&C Insurance Co. Ltd. - Class H(a)(e)	11,500	35,599
		111,157
Investment & Trading — 6.5%
Futu Holdings Ltd. - ADR(a)	1,212	53,655
Up Fintech Holding Ltd. - ADR(a)	9,804	28,628
XP, Inc. - Class A(a)	3,716	53,102
		135,385
Lending & Credit — 9.4%
FinVolution Group - ADR	7,444	29,627
Kaspi.KZ JSC - GDR(d)	900	74,250
Lufax Holding Ltd. - ADR	14,532	24,705
Qifu Technology, Inc. - ADR	1,756	30,976
Yixin Group Ltd.(a)(e)	301,000	35,660
		195,218
Payment — 56.1%
Alibaba Group Holding Ltd.(a)	2,700	28,221
Dlocal Ltd.(a)(f)	4,076	57,064
EVERTEC, Inc.	1,812	62,858
Fawry for Banking & Payment Technology Services SAE(a)	293,228	56,558
Forth Smart Service PCL - NVDR	134,385	36,206
Grab Holdings Ltd.(a)	17,728	51,588
Green World FinTech Service Co. Ltd.	4,040	63,802
Jumia Technologies AG - ADR(a)(f)	16,560	46,699
Kakaopay Corp.(a)	1,204	49,027
Kginicis Co. Ltd.	6,240	56,880
MercadoLibre, Inc.(a)	56	71,539
Network International Holdings PLC(a)(e)	20,056	97,607
Pagseguro Digital Ltd. - Class A(a)	6,780	66,715
PAX Global Technology Ltd.	70,000	57,517
Sea Ltd. - ADR(a)	1,016	77,389
Starbox Group Holdings Ltd.(a)(f)	22,500	72,000
StoneCo. Ltd. - Class A(a)	5,832	71,850
Tencent Holdings Ltd.	800	35,099
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	36,500	77,628
Yeahka Ltd.(a)	12,000	32,790
		1,169,037
Real Estate Services — 1.7%
KE Holdings, Inc. - ADR(a)	2,200	34,518
Total Common Stocks (Cost $3,389,551)		2,059,916

The accompanying notes are an integral part of the financial statements.

Amplify ETF Trust

Amplify Emerging Markets FinTech ETF

Schedule of Investments

April 30, 2023 (Unaudited) (Continued)

Description	Shares	Value
MONEY MARKET FUNDS — 0.1%
Invesco Government & Agency Portfolio - Institutional Class — 4.78%(g)	1,877	$1,877
Total Money Market Funds (Cost $1,877)		1,877

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING — 9.6%
First American Government Obligations Fund - Class X — 4.66%(g)	200,289	200,289
Total Investments Purchased with Proceeds from Securities Lending (Cost $200,289)		200,289

Total Investments — 108.5% (Cost $3,591,717)		$2,262,082

Percentages are based on Net Assets of $2,084,742.

ADR - American Depositary Receipt

GDR - Global Depositary Receipt

NVDR - Non-Voting Depositary Receipt

(a)   Non-income producing security.

(b)  Illiquid security. At April 30, 2023, the value of these securities amounted to $0 or 0.0% of net assets.

(c)   The Fund has fair valued these securities. Value is determined using significant unobservable inputs.

(d)  Security exempt from registration under Regulation S of the Securities Act of 1933. Such securities are treated as liquid securities, according to the Fund’s liquidity guidelines. At April 30, 2023 the value of these securities amounted to $74,250 or 3.6% of net assets.

(e)   Security exempt from registration under Rule 144(a) and Regulation S of the Securities Act of 1933. Such securities are treated as liquid securities, according to the Fund’s liquidity guidelines. At April 30, 2023 the value of these securities amounted to $236,913 or 11.4% of net assets.

(f)   All or a portion of this security is out on loan as of April 30, 2023. Total value of securities out on loan is $194,549 or 9.3% of net assets.

(g)  Seven-day yield as of April 30, 2023.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition may not apply for purposes of this report, which may combine sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

The accompanying notes are an integral part of the financial statements.

Amplify ETF Trust

Amplify Seymour Cannabis ETF

Schedule of Investments

April 30, 2023 (Unaudited)

Description	Shares	Value
COMMON STOCKS — 55.9%
Consumer Discretionary — 4.9%
Greenlane Holdings, Inc. - Class A(a)	47,953	$14,434
GrowGeneration Corp.(a)	359,953	1,231,039
		1,245,473
Consumer Staples — 1.9%
Neptune Wellness Solutions, Inc.(a)	48,034	28,815
Village Farms International, Inc.(a)	596,121	458,894
		487,709
Financials — 7.2%
AFC Gamma, Inc.(b)	94,906	1,150,261
Silver Spike Investment Corp.(a)(c)	82,918	695,682
		1,845,943
Health Care — 33.3%
Aleafia Health, Inc.(a)	79,872	2,653
Auxly Cannabis Group, Inc.(a)	3,113,044	34,466
Canopy Growth Corp.(a)	359,953	467,939
Cara Therapeutics, Inc.(a)	160,290	673,218
cbdMD, Inc.(a)	12,134	39,799
Charlotte’s Web Holdings, Inc.(a)(c)	1,094,407	375,613
Clever Leaves Holdings, Inc.(a)	151,611	43,194
Cronos Group, Inc.(a)	640,460	1,197,660
IM Cannabis Corp.(a)	9,600	7,015
Jazz Pharmaceuticals PLC(a)	12,952	1,819,367
MediPharm Labs Corp.(a)	2,934,844	173,294
Organigram Holdings, Inc.(a)	673,938	336,969
PerkinElmer, Inc.	81	10,570
SNDL, Inc.(a)	296,475	441,747
Tilray Brands, Inc.(a)	1,185,306	2,785,469
Zynerba Pharmaceuticals, Inc.(a)	219,146	84,152
		8,493,125
Industrials — 1.1%
Hydrofarm Holdings Group, Inc.(a)	170,316	267,396
Information Technology — 3.4%
Akerna Corp.(a)	13,217	9,914
WM Technology, Inc.(a)	1,195,057	866,177
		876,091
Description	Shares	Value
Real Estate — 4.1%
Innovative Industrial Properties, Inc.(b)	15,320	$1,050,186
Total Common Stocks (Cost $90,563,018)		14,265,923

MONEY MARKET FUNDS — 23.9%
Invesco Government & Agency Portfolio - Institutional Class — 4.78%(d)	6,088,413	6,088,413
Total Money Market Funds (Cost $6,088,413)		6,088,413

Total Investments — 79.8% (Cost $96,651,431)		$20,354,336

Percentages are based on Net Assets of $25,503,592.

(a)   Non-income producing security.

(b)  Real Estate Investment Trust.

(c)   Illiquid security. At April 30, 2023, the value of this security amounted to $1,071,295 or 4.2% of net assets.

(d)  Seven-day yield as of April 30, 2023.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or they may be defined by Fund management. This definition may not apply for purposes of this report, which may combine sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.

The accompanying notes are an integral part of the financial statements.

Amplify ETF Trust

Amplify Seymour Cannabis ETF

Schedule of Total Return Swaps

April 30, 2023 (Unaudited)

Reference Entity(a)	Counterparty	Long/Short	Expiration Date	Financing Rate(b)	Payment Frequency	Notional Amount	Value/Unrealized Appreciation (Depreciation)
Ayr Wellness, Inc.	Cowen Financial Products, LLC	Long	05/02/2023	6.07%	Monthly	$174,899	$3,252
Columbia Care, Inc.	Cowen Financial Products, LLC	Long	05/02/2023	6.07%	Monthly	142,937	(25,477)
Cresco Labs, Inc.	Cowen Financial Products, LLC	Long	05/02/2023	6.07%	Monthly	1,246,580	(143,836)
Curaleaf Holdings, Inc.	Cowen Financial Products, LLC	Long	05/02/2023	6.07%	Monthly	2,171,341	(729,435)
Green Thumb Industries, Inc.	Cowen Financial Products, LLC	Long	05/02/2023	6.07%	Monthly	2,616,662	(324,319)
TerrAscend Corp.	Cowen Financial Products, LLC	Long	05/02/2023	6.07%	Monthly	511,306	36,522
Trulieve Cannabis Corp.	Cowen Financial Products, LLC	Long	05/02/2023	6.07%	Monthly	1,260,530	(156,040)
Verano Holdings Corp.	Cowen Financial Products, LLC	Long	05/02/2023	6.07%	Monthly	1,250,110	(33,560)
							$(1,372,893)

(a)   The Adviser has deemed a portion of these securities illiquid as of April 30, 2023. The notional amount of the illiquid portion of these securities amounted to $1,874,873 or 7.4% of net assets.

(b)  Floating rate based on the overnight bank rate and spread of 150 basis points and is reset monthly.

The accompanying notes are an integral part of the financial statements.

Amplify ETF Trust

Amplify BlackSwan ISWN ETF

Schedule of Investments

April 30, 2023 (Unaudited)

Description	Par Value	Value
U.S. GOVERNMENT NOTES/BONDS — 86.8%
4.375%, 10/31/2024	$946,000	$945,353
4.250%, 10/15/2025	5,639,000	5,681,072
4.125%, 10/31/2027	5,586,000	5,707,321
4.000%, 10/31/2029	5,557,000	5,704,608
2.750%, 08/15/2032	6,125,000	5,785,733
3.000%, 08/15/2052	9,071,000	7,962,637
Total U.S. Government Notes/Bonds (Cost $31,631,902)		31,786,724
	Contracts	Notional Amount
PURCHASED CALL OPTIONS(a) — 11.9%
iShares MSCI EAFE ETF, Expires 06/16/2023, Strike Price $62.00	1,753	$12,905,586	2,086,070
iShares MSCI EAFE ETF, Expires 12/15/2023, Strike Price $60.00	1,501	11,050,362	2,262,758
Total Purchased Call Options (Cost $3,416,349)			4,348,828
	Shares
MONEY MARKET FUNDS — 0.4%
Dreyfus Government Cash Management - 1.82%(b)	12,553	12,553
Invesco Government & Agency Portfolio - Institutional Class — 4.78%(b)	148,646	148,646
Total Money Market Funds (Cost $161,199)		161,199

Total Investments — 99.1% (Cost $35,209,450)		$36,296,751

Percentages are based on Net Assets of $36,623,422.

(a)   Exchange Traded.

(b)  Seven-day yield as of April 30, 2023.

The accompanying notes are an integral part of the financial statements.

Amplify ETF Trust

Amplify Thematic All-Stars ETF

Schedule of Investments

April 30, 2023 (Unaudited)

Description	Shares	Value
COMMON STOCKS — 99.5%
Communication Services — 7.1%
Alphabet, Inc. - Class A(a)	1,014	$108,843
Baidu, Inc. - Class A(a)	630	9,286
Meta Platforms, Inc. - Class A(a)	201	48,304
NetEase, Inc.	581	10,258
Netflix, Inc.(a)	38	12,537
ROBLOX Corp. - Class A(a)	1,174	41,795
Roku, Inc.(a)	315	17,706
Tencent Holdings Ltd.	353	15,487
		264,216
Consumer Discretionary — 10.0%
Alibaba Group Holding Ltd.(a)	828	8,655
Amazon.com, Inc.(a)	800	84,360
Aptiv PLC(a)	115	11,829
BYD Co Ltd. - Class H	558	16,776
DraftKings, Inc.(a)	1,007	22,063
Lucid Group, Inc.(a)(b)	2,446	19,421
MercadoLibre, Inc.(a)	11	14,052
Panasonic Holdings Corp.	1,029	9,624
Rivian Automotive, Inc. - Class A(a)	1,433	18,371
Tesla, Inc.(a)	1,006	165,296
		370,447
Financials — 5.5%
Adyen NV(a)(c)	8	12,824
Block, Inc.(a)	1,331	80,911
Coinbase Global, Inc. - Class A(a)(b)	1,161	62,450
Mastercard, Inc. - Class A	24	9,121
PayPal Holdings, Inc.(a)	224	17,024
Robinhood Markets, Inc. - Class A(a)	1,230	10,886
Visa, Inc. - Class A	42	9,775
		202,991
Description	Shares	Value
Health Care — 4.1%
Agilent Technologies, Inc.	90	$12,189
CRISPR Therapeutics AG(a)	267	13,067
Danaher Corp.	138	32,693
Exact Sciences Corp.(a)	242	15,505
Intellia Therapeutics, Inc.(a)	389	14,685
Intuitive Surgical, Inc.(a)	124	37,351
Teladoc Health, Inc.(a)	940	24,938
		150,428
Industrials — 10.0%
ABB Ltd.	967	34,897
AeroVironment, Inc.(a)	126	12,687
Array Technologies, Inc.(a)	1,113	22,761
Ballard Power Systems, Inc.(a)	3,241	14,314
Bloom Energy Corp. - Class A(a)	1,162	19,347
Booz Allen Hamilton Holding Corp.	105	10,051
ChargePoint Holdings, Inc.(a)(b)	910	7,890
Deere & Co.	25	9,450
Evoqua Water Technologies Corp.(a)	218	10,780
FANUC Corp.	357	12,032
Pentair PLC	228	13,242
Plug Power, Inc.(a)(b)	3,778	34,115
Schneider Electric SE	66	11,499
Shoals Technologies Group, Inc. - Class A(a)	1,000	20,890
SunPower Corp.(a)	952	12,585
Sunrun, Inc.(a)	1,870	39,345
Tetra Tech, Inc.	91	12,592
Valmont Industries, Inc.	39	11,332
Vestas Wind Systems A/S(a)	893	24,663
Xylem, Inc./NY	353	36,656
		371,128
Information Technology — 56.4%
Adobe, Inc.(a)	47	17,745
Advanced Micro Devices, Inc.(a)	597	53,354
Akamai Technologies, Inc.(a)	497	40,739
Ambarella, Inc.(a)	136	8,429
Analog Devices, Inc.	97	17,448
ANSYS, Inc.(a)	30	9,418
Apple, Inc.	231	39,196
Arista Networks, Inc.(a)	76	12,172
Autodesk, Inc.(a)	55	10,713
BlackBerry Ltd.(a)	2,178	8,479
Broadcom, Inc.	38	23,807
Canadian Solar, Inc.(a)	381	14,257
Check Point Software Technologies Ltd.(a)	148	18,849
Cisco Systems, Inc.	1,216	57,456

The accompanying notes are an integral part of the financial statements.

Amplify ETF Trust

Amplify Thematic All-Stars ETF

Schedule of Investments

April 30, 2023 (Unaudited) (Continued)

Description	Shares	Value
Cloudflare, Inc. - Class A(a)	829	$39,004
Cognex Corp.	232	11,064
Crowdstrike Holdings, Inc. - Class A(a)	489	58,704
CyberArk Software Ltd.(a)	126	15,700
Dropbox, Inc. - Class A(a)	419	8,523
Enphase Energy, Inc.(a)	790	129,718
F5, Inc.(a)	75	10,077
First Solar, Inc.(a)	665	121,416
Fortinet, Inc.(a)	868	54,727
Gen Digital, Inc.	749	13,235
HubSpot, Inc.(a)	25	10,524
Infineon Technologies AG	264	9,590
Intel Corp.	652	20,251
International Business Machines Corp.	137	17,318
Itron, Inc.(a)	242	12,923
JinkoSolar Holding Co. Ltd. - ADR(a)	179	8,880
Juniper Networks, Inc.	531	16,010
Keyence Corp.	21	9,423
Microsoft Corp.	320	98,323
MongoDB, Inc.(a)	59	14,158
NVIDIA Corp.	718	199,238
NXP Semiconductors NV	108	17,684
Okta, Inc.(a)	571	39,131
ON Semiconductor Corp.(a)	429	30,871
Oracle Corp.	185	17,523
Palo Alto Networks, Inc.(a)	406	74,079
PTC, Inc.(a)	74	9,308
QUALCOMM, Inc.	286	33,405
Qualys, Inc.(a)	198	22,362
Rapid7, Inc.(a)	267	12,979
Roper Technologies, Inc.	38	17,282
salesforce.com, Inc.(a)	142	28,169
Samsung SDI Co. Ltd.	61	31,494
SentinelOne, Inc. - Class A(a)	1,004	16,134
ServiceNow, Inc.(a)	50	22,971
Shopify, Inc. - Class A(a)	1,151	55,766
Skyworks Solutions, Inc.	77	8,154
SolarEdge Technologies, Inc.(a)	403	115,109
Splunk, Inc.(a)	316	27,252
STMicroelectronics NV	248	10,559
Tenable Holdings, Inc.(a)	475	17,570
Teradyne, Inc.	130	11,879
Trend Micro, Inc./Japan	215	10,453
Trimble, Inc.(a)	338	15,920
Twilio, Inc. - Class A(a)	695	36,564
Description	Shares	Value
UiPath, Inc. - Class A(a)	3,764	$52,997
Unity Software, Inc.(a)	1,239	33,416
Varonis Systems, Inc.(a)	556	12,877
Wolfspeed, Inc.(a)	154	7,169
Xinyi Solar Holdings Ltd.	14,311	15,296
Zoom Video Communications, Inc. - Class A(a)	559	34,339
Zscaler, Inc.(a)	445	40,095
		2,089,675
Materials — 2.1%
Albemarle Corp.	170	31,528
Ecolab, Inc.	168	28,197
Livent Corp.(a)	837	18,289
		78,014
Real Estate — 1.4%
American Tower Corp.(d)	65	13,285
Crown Castle, Inc.(d)	77	9,478
Digital Realty Trust, Inc.(d)	107	10,609
Equinix, Inc.(d)	26	18,826
		52,198
Utilities — 2.9%
American Water Works Co., Inc.	111	16,456
Atlantica Sustainable Infrastructure PLC	381	10,142
Essential Utilities, Inc.	231	9,864
Iberdrola SA	1,551	20,171
Ormat Technologies, Inc.	238	20,423
Orsted AS(c)	146	13,118
Sunnova Energy International, Inc.(a)(b)	933	16,756
		106,930
Total Common Stocks (Cost $5,540,782)		3,686,027

PREFERRED STOCKS — 0.3%
Materials — 0.3%
Sociedad Quimica y Minera de Chile SA - Class B	173	11,785
Total Preferred Stocks (Cost $8,691)		11,785

MONEY MARKET FUNDS — 0.2%
Invesco Government & Agency Portfolio - Institutional Class — 4.78%(e)	7,487	7,487
Total Money Market Funds (Cost $7,487)		7,487

The accompanying notes are an integral part of the financial statements.

Amplify ETF Trust

Amplify Thematic All-Stars ETF

Schedule of Investments

April 30, 2023 (Unaudited) (Continued)

Description	Shares	Value
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING — 3.8%
First American Government Obligations Fund, Class X — 4.66%(e)	139,066	$139,066
Total Investments Purchased with Proceeds from Securities Lending (Cost $139,066)		139,066

Total Investments — 103.8% (Cost $5,696,026)		$3,844,365

Percentages are based on Net Assets of $3,705,277.

ADR - American Depositary Receipt

(a)   Non-income producing security.

(b)  All or a portion of this security is out on loan as of April 30, 2023. Total value of securities out on loan is $133,841 or 2.7% of net assets.

(c)   Security exempt from registration under Rule 144(a) and Regulation S of the Securities Act of 1933. Such securities are treated as liquid securities, according to the Fund’s liquidity guidelines. At April 30, 2023 the value of these securities amounted to $25,942 or 0.7% of net assets.

(d)  Real Estate Investment Trust.

(e)   Seven-day yield as of April 30, 2023.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or they may be defined by Fund management. This definition may not apply for purposes of this report, which may combine sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.

The accompanying notes are an integral part of the financial statements.

Amplify ETF Trust

Amplify Digital & Online Trading ETF

Schedule of Investments

April 30, 2023 (Unaudited)

Description	Shares	Value
COMMON STOCKS — 97.2%
Digital Asset Capital Markets — 10.5%
Coinbase Global, Inc. - Class A(a)(b)	456	$24,528
Galaxy Digital Holdings Ltd.(a)(b)	3,217	11,860
		36,388
E-Broker — 59.5%
flatexDEGIRO AG(a)	1,718	18,492
Futu Holdings Ltd. - ADR(a)	331	14,653
IG Group Holdings PLC	1,673	15,424
Interactive Brokers Group, Inc.	323	25,146
Matsui Securities Co. Ltd.	1,200	6,856
Monex Group, Inc.	4,200	15,793
Moneylion, Inc.(a)	50	465
NH Investment & Securities Co. Ltd.	1,072	7,489
Robinhood Markets, Inc. - Class A(a)	1,674	14,815
SOFI TECHNOLOGIES, Inc.	4,212	26,241
Swissquote Group Holding SA	56	11,973
The Charles Schwab Corp.	377	19,694
Up Fintech Holding Ltd. - ADR(a)	2,848	8,316
XP, Inc. - Class A(a)	1,150	16,434
XTB SA(c)	399	3,846
		205,637
Market Makers — 6.1%
Flow Traders Ltd.	226	5,609
Virtu Financial, Inc. - Class A	780	15,639
		21,248
Trading Platform — 21.1%
CMC Markets PLC(c)	406	938
Forge Global Holdings, Inc.(a)	826	1,107
MarketAxess Holdings, Inc.	80	25,469
Plus500 Ltd.	754	15,779
TP ICAP Group PLC	1,940	4,148
Tradeweb Markets, Inc. - Class A	361	25,418
		72,859
Total Common Stocks (Cost $407,719)		336,132

Description	Shares	Value
MONEY MARKET FUNDS — 1.0%
Invesco Government & Agency Portfolio - Institutional Class — 4.78%(d)	3,630	$3,630
Total Money Market Funds (Cost $3,630)		3,630

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING — 8.0%
First American Government Obligations Fund - Class X — 4.66%(d)	27,531	27,531
Total Investments Purchased with Proceeds from Securities Lending (Cost $27,531)		27,531

Total Investments — 106.2% (Cost $438,880)		$367,293

Percentages are based on Net Assets of $345,928.

ADR - American Depositary Receipt

(a)   Non-income producing security.

(b)  All or a portion of this security is out on loan as of April 30, 2023. Total value of securities out on loan is $26,540 or 7.7% of net assets.

(c)   Security exempt from registration under Rule 144(a) and Regulation S of the Securities Act of 1933. Such securities are treated as liquid securities, according to the Fund’s liquidity guidelines. At April 30, 2023, the value of these securities amounted to $4,784 or 1.4% of net assets.

(d)  Seven-day yield as of April 30, 2023.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or they may be defined by Fund management. This definition may not apply for purposes of this report, which may combine sub-classifications for reporting ease. Industries are shown as a percentage of net assets.
The accompanying notes are an integral part of the financial statements.

Amplify ETF Trust

Amplify BlackSwan Tech & Treasury ETF

Schedule of Investments

April 30, 2023 (Unaudited)

Description	Par Value	Value
U.S. GOVERNMENT NOTES/BONDS — 88.0%
4.375%, 10/31/2024	$59,000	$58,960
4.250%, 10/15/2025	356,000	358,656
4.125%, 10/31/2027	353,000	360,667
4.000%, 10/31/2029	351,000	360,323
2.750%, 08/15/2032	387,000	365,564
3.000%, 08/15/2052	573,000	502,987
Total U.S. Government Notes/Bonds (Cost $1,997,204)		2,007,157
	Contracts	Notional Amount
PURCHASED CALL OPTIONS(a) — 10.6%
Invesco QQQ Trust Series 1, Expires 06/16/2023, Strike Price $275.00	19	$612,864	95,741
Invesco QQQ Trust Series 1, Expires 12/15/2023/2023, Strike Price $275.00	23	741,888	144,797
Total Purchased Call Options (Cost $177,633)			240,538
	Shares
MONEY MARKET FUNDS — 0.5%
Dreyfus Government Cash Management — 1.82%(b)	2,547	2,547
Invesco Government & Agency Portfolio - Institutional Class — 4.78%(b)	8,753	8,753
Total Money Market Funds (Cost $11,300)		11,300

Total Investments — 99.1% (Cost $2,186,137)		$2,258,995

Percentages are based on Net Assets of $2,280,206.

(a)   Exchange Traded.

(b)  Seven-day yield as of April 30, 2023.

The accompanying notes are an integral part of the financial statements.

Amplify ETF Trust

Amplify Inflation Fighter ETF

Consolidated Schedule of Investments

April 30, 2023 (Unaudited)

Description	Shares	Value
COMMON STOCKS — 81.0%
Consumer Discretionary — 18.1%
Airbnb, Inc. - Class A(a)	1,575	$188,480
Century Communities, Inc.	2,706	182,222
DR Horton, Inc.	1,148	126,073
Green Brick Partners, Inc.(a)	6,820	254,182
Lennar Corp. - Class A	1,120	126,347
LGI Homes, Inc.(a)	1,178	139,947
M/I Homes, Inc.(a)	2,589	175,120
MDC Holdings, Inc.	3,120	127,826
PulteGroup, Inc.	2,225	149,409
Tri Pointe Homes, Inc.(a)	5,104	146,383
		1,615,989
Consumer Staples — 1.4%
Alico, Inc.	5,145	121,216
Energy — 15.7%
Antero Resources Corp.(a)	5,632	129,480
Cameco Corp.	9,465	260,229
Denison Mines Corp.(a)	79,966	87,943
Energy Fuels, Inc.(a)	16,329	93,239
NexGen Energy Ltd.(a)	23,900	92,965
Ovintiv, Inc.	1,716	61,913
Phillips 66	512	50,688
Suncor Energy, Inc.	8,232	257,826
Texas Pacific Land Corp.	130	192,094
Uranium Energy Corp.(a)	68,112	177,772
		1,404,149
Financials — 0.5%
LendingTree, Inc.(a)	1,906	45,420
Information Technology — 2.2%
Entegris, Inc.	834	62,483
QUALCOMM, Inc.	1,115	130,232
		192,715
Description	Shares	Value
Materials — 15.7%
Franco-Nevada Corp.	1,003	$152,235
Nucor Corp.	864	128,027
Osisko Gold Royalties Ltd.	11,091	180,340
POSCO Holdings, Inc. - ADR	2,338	166,279
Rio Tinto PLC - ADR	2,612	167,142
Royal Gold, Inc.	1,150	152,306
Vale SA - ADR	8,310	119,747
Wheaton Precious Metals Corp.	6,737	332,673
		1,398,749
Real Estate — 27.4%
Anywhere Real Estate, Inc.(a)	5,156	32,844
Farmland Partners, Inc.(b)	20,256	211,473
Five Point Holdings, LLC - Class A(a)	25,590	62,696
Forestar Group, Inc.(a)	8,976	173,596
FRP Holdings, Inc.(a)	2,779	161,182
Gladstone Land Corp.(b)	11,040	177,854
Kennedy-Wilson Holdings, Inc.	6,994	117,359
Morguard Corp.	1,025	78,143
PotlatchDeltic Corp.(b)	4,338	200,546
Rayonier, Inc.(b)	7,006	219,708
Redfin Corp.(a)	4,302	32,050
Stratus Properties, Inc.	3,418	73,145
Tejon Ranch Co.(a)	9,026	155,969
The Howard Hughes Corp.(a)	2,366	183,058
The St Joe Co.	5,452	224,077
Weyerhaeuser Co.(b)	8,910	266,498
Zillow Group, Inc. - Class C(a)	1,646	71,667
		2,441,865
Total Common Stocks (Cost $8,549,513)		7,220,103

	Par Value
U.S. GOVERNMENT NOTES/BONDS — 16.2%
5.160%, 07/31/2023(c)	$240,000	239,897
4.433%, 10/31/2023(c)	240,000	240,011
4.383%, 01/31/2024(c)	240,000	240,037
4.323%, 04/30/2024(c)	240,000	239,832
4.773%, 07/31/2024(c)	240,000	240,015
4.876%, 10/31/2024(c)	240,000	240,194
Total U.S. Government Notes/Bonds (Cost $1,439,545)		1,439,986

The accompanying notes are an integral part of the financial statements.

Amplify ETF Trust

Amplify Inflation Fighter ETF

Consolidated Schedule of Investments

April 30, 2023 (Unaudited) (Continued)

Description	Shares	Value
MONEY MARKET FUNDS — 1.6%
Invesco Government & Agency Portfolio - Institutional Class — 4.78%(d)	142,492	$142,492
Total Money Market Funds (Cost $142,492)		142,492

Total Investments — 98.8% (Cost $10,131,550)		$8,802,581

Percentages are based on Net Assets of $8,909,350.

ADR - American Depositary Receipt

(a)   Non-income producing security.

(b)  Real Estate Investment Trust.

(c)   All or portion of this security is held as collateral for the open futures. At April 30, 2023, the value of these securities amounted to $1,439,986 or 16.2% of net assets.

(d)  Seven-day yield as of April 30, 2023.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or they may be defined by Fund management. This definition may not apply for purposes of this report, which may combine sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the U.S. Bank Global Fund Services.

The accompanying notes are an integral part of the financial statements.

Amplify ETF Trust

Amplify Inflation Fighter ETF

Consolidated Schedule of Open Futures Contracts

April 30, 2023 (Unaudited)

Number of Contracts	Description	Long/Short	Expiration Month	Notional Amount	Value/Unrealized Appreciation (Depreciation)
166	Micro Bitcoin	Long	May 2023	$489,285	$28,007
36	Micro Gold	Long	June 2023	719,676	957
27	Mini Corn	Long	July 2023	157,950	(7,488)
18	Mini Soybean	Long	July 2023	255,465	(3,507)
					$17,969

The accompanying notes are an integral part of the financial statements.

Amplify ETF Trust

Amplify Natural Resources Dividend Income ETF

Schedule of Investments

April 30, 2023 (Unaudited)

Country Weightings (Unaudited)[*]

59.0% United States
9.3% Canada
5.9% Brazil
5.8% Britain
3.9% Norway
3.0% Luxembourg
2.9% Chile
2.8% Israel
2.1% Colombia
1.5% Germany
1.4% Italy
1.3% France
1.1% Netherlands

[*] Percentages based on total investments.

Description	Shares	Value
COMMON STOCKS — 98.8%
Chemicals — 13.8%
Akzo Nobel NV - ADR	2,527	$69,922
BASF SE - ADR	7,095	97,485
Dow, Inc.	1,835	99,824
Eastman Chemical Co.	964	81,236
Huntsman Corp.	2,618	70,136
ICL Group Ltd.	28,520	176,254
LyondellBasell Industries NV	1,071	101,328
Sociedad Quimica y Minera de Chile SA - ADR	2,688	181,386
		877,571

Metals & Mining — 8.8%
Anglo American PLC - ADR	5,114	78,602
Newmont Corp.	1,436	68,067
Rio Tinto PLC - ADR	1,978	126,572
Southern Copper Corp.	1,287	98,880
Ternium SA - ADR	4,321	187,315
		559,436
Oil, Gas & Consumable Fuels — 74.9%
Antero Midstream Corp.	17,282	185,954
BP PLC - ADR	2,032	81,849
Canadian Natural Resources Ltd.	1,472	89,748
Chesapeake Energy Corp.	1,649	136,339
Chevron Corp.	435	73,332
Chord Energy Corp.	1,967	279,963
Civitas Resources, Inc.	3,498	241,537
Coterra Energy, Inc.	7,296	186,778
Devon Energy Corp.	2,477	132,346
Diamondback Energy, Inc.	1,199	170,498
Description	Shares	Value
DT Midstream, Inc.	2,498	$123,076
Ecopetrol SA - ADR	13,410	130,345
Enbridge, Inc.	3,516	139,796
Eni SpA - ADR	2,991	90,568
Equinor ASA	8,591	246,132
Exxon Mobil Corp.	573	67,809
Hess Midstream LP - Class A	5,967	175,072
HF Sinclair Corp.	1,834	80,898
Kinder Morgan, Inc.	7,485	128,368
Kinetik Holdings, Inc.	6,531	201,155
ONEOK, Inc.	1,829	119,635
Ovintiv, Inc.	1,752	63,212
Pembina Pipeline Corp.	3,617	119,108
Petroleo Brasileiro SA - ADR	27,579	292,889
Phillips 66	824	81,576
Pioneer Natural Resources Co.	909	197,753
Shell PLC - ADR	1,277	79,148
Sitio Royalties Corp. - Class A	7,808	198,245
Suncor Energy, Inc.	3,211	100,569
TC Energy Corp.	3,285	136,459
The Williams Cos, Inc.	4,141	125,307
TotalEnergies SE - ADR	1,265	80,871
Valero Energy Corp.	536	61,463
Viper Energy Partners LP	4,735	139,398
		4,757,196

Paper & Forest Products — 1.3%
Suzano SA - ADR	10,147	80,872
Total Common Stocks (Cost $6,312,378)		6,275,075

MONEY MARKET FUNDS — 0.6%
Invesco Government & Agency Portfolio - Institutional Class — 4.78%(a)	39,468	39,468
Total Money Market Funds (Cost $39,468)		39,468

Total Investments — 99.4% (Cost $6,351,846)		$6,314,543

Percentages are based on Net Assets of $6,350,904.

ADR - American Depositary Receipt

(a)   Seven-day yield as of April 30, 2023.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or they may be defined by Fund management. This definition may not apply for purposes of this report, which may combine sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

The accompanying notes are an integral part of the financial statements.

Amplify ETF Trust

Amplify International Enhanced Dividend Income ETF

Schedule of Investments

April 30, 2023 (Unaudited)

Description	Shares	Value
COMMON STOCKS — 87.1%
Communication Services — 8.0%
America Movil SAB de CV - ADR(a)	24,990	$537,035
Hello Group, Inc. - ADR	28,539	238,586
NetEase, Inc. - ADR	4,975	443,422
Tencent Holdings Ltd. - ADR	13,496	598,682
		1,817,725
Consumer Discretionary — 3.3%
Sony Group Corp. - ADR	2,623	235,205
Tata Motors Ltd. - ADR (a)	3,503	103,794
Toyota Motor Corp. - ADR	2,992	410,891
		749,890
Consumer Staples — 8.0%
British American Tobacco PLC - ADR	8,096	299,957
Coca-Cola Femsa SAB de CV - ADR	8,617	727,447
Diageo PLC - ADR	1,458	270,459
Unilever PLC - ADR	9,622	534,310
		1,832,173
Description	Shares	Value
Energy — 17.7%
Cameco Corp.	15,310	$420,872
Ecopetrol SA - ADR	30,244	293,972
Equinor ASA - ADR(b)	15,198	436,790
Petroleo Brasileiro SA - ADR	50,592	537,287
Shell PLC - ADR	8,160	505,757
Tenaris SA - ADR	21,150	607,216
TotalEnergies SE - ADR	10,644	680,471
YPF SA - ADR(a)(b)	49,572	551,241
		4,033,606
Financials — 12.6%
Banco Bilbao Vizcaya Argentaria SA - ADR	98,362	721,977
HDFC Bank Ltd. - ADR	6,593	460,191
ICICI Bank Ltd. - ADR	25,740	585,585
Mitsubishi UFJ Financial Group, Inc. - ADR	36,606	229,886
NatWest Group PLC - ADR(a)	96,768	641,572
UBS Group AG	12,187	246,787
		2,885,998
Health Care — 5.5%
AstraZeneca PLC - ADR	3,740	273,843
Novartis AG - ADR	3,706	380,124
Novo Nordisk A/S - ADR	129	21,555
Sanofi - ADR	10,880	583,712
		1,259,234
Industrials — 6.8%
ABB Ltd. - ADR	3,035	109,533
Canadian Pacific Kansas City Ltd.	2,928	230,844
Grupo Aeroportuario del Sureste SAB de CV - ADR	1,535	439,501
RELX PLC - ADR	16,830	557,241
ZTO Express Cayman, Inc. - ADR	7,809	216,153
		1,553,272
Information Technology — 12.8%
ASE Technology Holding Co. Ltd. - ADR	86,751	595,112
ASML Holding NV	918	584,637
Infosys Ltd. - ADR(b)	24,004	373,022
Nice Ltd. - ADR(a)	2,074	423,117
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	4,821	406,410
United Microelectronics Corp. - ADR	68,102	546,859
		2,929,157

The accompanying notes are an integral part of the financial statements.

Amplify ETF Trust

Amplify International Enhanced Dividend Income ETF

Schedule of Investments

April 30, 2023 (Unaudited) (Continued)

Description	Shares	Value
Materials — 12.4%
ArcelorMittal SA	19,414	$552,717
BHP Group Ltd. - ADR	6,936	409,501
Gold Fields Ltd. - ADR	6,829	106,259
Loma Negra Cia Industrial Argentina SA - ADR	60,563	370,646
Rio Tinto PLC - ADR	7,854	502,577
Sociedad Quimica y Minera de Chile SA - ADR	3,097	208,986
Ternium SA - ADR	8,484	367,781
Vale SA - ADR	20,987	302,423
		2,820,890
Total Common Stocks (Cost $19,831,272)		19,881,945

MONEY MARKET FUNDS — 11.8%
Invesco Government & Agency Portfolio - Institutional Class — 4.78%(c)	2,701,267	2,701,267
Total Money Market Funds (Cost $2,701,267)		2,701,267

Total Investments — 98.9% (Cost $22,532,539)		$22,583,212

Percentages are based on Net Assets of $22,842,764.

ADR - American Depositary Receipt

(a)   Non-income producing security.

(b)  All or portion of this security is held as collateral for the options written. At April 30, 2023, the value of these securities amounted to $349,540 or 1.5% of net assets.

(c)   Seven-day yield as of April 30, 2023.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the U.S. Bank Global Fund Services.

The accompanying notes are an integral part of the financial statements.

Amplify ETF Trust

Amplify International Enhanced Dividend Income ETF

Schedule of Options Written

April 30, 2023 (Unaudited)

	Contracts	Notional Amount	Value
Call Options Written(a) — (0.1)%
Equinor ASA, Expires 5/19/2023, Strike Price $28.00	30	$(86,220)	$(3,675)
Infosys Ltd., Expires 5/19/2023, Strike Price $14.00	80	(124,320)	(13,000)
YPF SA, Expires 5/19/2023, Strike Price $15.00	125	(139,000)	(625)

Total Call Options Written (Premiums Received $15,255)			$(17,300)

(a)   Exchange Traded.

The accompanying notes are an integral part of the financial statements.

Amplify ETF Trust

Statements of Assets and Liabilities

April 30, 2023 (Unaudited)

	Amplify High Income ETF	Amplify Online Retail ETF	Amplify CWP Enhanced Dividend Income ETF	Amplify Transformational Data Sharing ETF	Amplify Lithium & Battery Technology ETF
Assets:
Investments, at Cost	$426,126,238	$386,742,356	$2,779,557,571	$996,372,503	$207,153,401
Foreign Currency, at Cost	—	1,199	—	—	314,838
Investments, at Value	$358,307,161	$205,535,603	$2,936,751,799	$589,307,986	$165,265,685
Foreign Currency, at Value	—	1,328	—	—	319,918
Receivable for Capital Shares Sold	1,160,430	—	3,606,520	—	—
Receivable for Investments Sold	—	—	35,033	—	983,002
Dividends and Interest Receivable	1,600,039	33,765	5,669,413	1,328,892	191,700
Securities Lending Income Receivable	37,252	21,180	2,732	794,072	91,032
Total Assets	361,104,882	205,591,876	2,946,065,497	591,430,950	166,851,337

Liabilities:
Options Written, at Value (Premiums Received $0, $0, $4,303,353, $0, $0)	—	—	1,965,081	—	—
Payable for Fund Shares Redeemed	—	—	—	—	1,223,220
Payable for Investments Purchased	1,151,350	—	28,739,518	3,206,523	—
Collateral Received for Securities Loaned (See Note 4)	12,841,369	13,898,713	—	127,081,417	14,471,261
Advisory Fees Payable, net of waiver, if any	141,307	103,935	1,296,237	262,415	75,796
Foreign Currency Payable to Custodian ($0, $0, $0, $819, $2,463)	—	—	—	819	2,463
Total Liabilities	14,134,026	14,002,648	32,000,836	130,551,174	15,772,740

Net Assets	$346,970,856	$191,589,228	$2,914,064,661	$460,879,776	$151,078,597

Net Assets Consist of:
Paid-in Capital ($0.01 par value)	$299,000	$46,000	$808,000	$231,500	$123,500
Additional Paid-in Capital	477,282,380	660,341,537	2,813,304,860	1,289,841,442	242,595,031
Total Distributable Earnings (Accumulated Deficit)	(130,610,524)	(468,798,309)	99,951,801	(829,193,166)	(91,639,934)
Net Assets	$346,970,856	$191,589,228	$2,914,064,661	$460,879,776	$151,078,597

Outstanding Shares of Beneficial Interest (unlimited authorized - $0.01 par value)	29,900,000	4,600,000	80,800,000	23,150,000	12,350,000
Net Asset Value, Offering and Redemption Price per Share	$11.60	$41.65	$36.07	$19.91	$12.23
Includes Loaned Securities with a Value of	$12,683,771	$11,439,816	$—	$121,115,547	$13,742,079
The accompanying notes are an integral part of these financial statements.

Amplify ETF Trust

Statements of Assets and Liabilities

April 30, 2023 (Unaudited)

	Amplify BlackSwan Growth & Treasury Core ETF	Amplify Emerging Markets FinTech ETF	Amplify Seymour Cannabis ETF	Amplify BlackSwan ISWN ETF	Amplify Thematic All-Stars ETF
Assets:
Investments, at Cost	$235,324,122	$3,591,717	$96,651,431	$35,209,450	$5,696,026
Foreign Currency, at Cost	—	13,341	7,686	—	3
Investments, at Value	$233,331,898	$2,262,082	$20,354,336	$36,296,751	$3,844,365
Foreign Currency, at Value	—	13,341	7,204	—	3
Collateral for Swaps	—	—	7,840,000	—	—
Receivable for Investments Sold	2,514,303	1,484	—	—	—
Dividends and Interest Receivable	2,358,951	6,800	4,814	350,499	1,223
Securities Lending Income Receivable	—	4,920	—	—	313
Due From Advisor, net	—	—	4,042	—	—
Prepaid Expenses	—	—	13,745	—	—
Total Assets	238,205,152	2,288,627	28,224,141	36,647,250	3,845,904

Liabilities:
Payable for Investments Purchased	271,045	2,234	1,219,404	—	—
Payable to Broker for Options	30,662	—	—	—	—
Payable to Broker for Swaps	—	—	83,485	—	—
Payable for Fund Shares Redeemed	2,061,176	—	—	—	—
Collateral Received for Securities Loaned (See Note 4)	—	200,289	—	—	139,066
Advisory Fees Payable, net of waiver, if any	95,910	1,362	—	14,643	1,561
Due to Custodian	—	—	—	9,185	—
Net Unrealized Depreciation on Swaps	—	—	1,372,893	—	—
Accrued Custody Fees	—	—	10,746	—	—
Accrued Accounting, Administration & Transfer Agent Fees	—	—	10,153	—	—
Other Payables and Accrued Expenses	—	—	23,868	—	—
Total Liabilities	2,458,793	203,885	2,720,549	23,828	140,627

Net Assets	$235,746,359	$2,084,742	$25,503,592	$36,623,422	$3,705,277

Net Assets Consist of:
Paid-in Capital ($0.01 par value)	$91,500	$1,000	$64,000	$18,500	$2,250
Additional Paid-in Capital	345,970,499	9,133,740	140,804,554	47,745,559	8,669,879
Total Distributable Earnings (Accumulated Deficit)	(110,315,640)	(7,049,998)	(115,364,962)	(11,140,637)	(4,966,852)
Net Assets	$235,746,359	$2,084,742	$25,503,592	$36,623,422	$3,705,277

Outstanding Shares of Beneficial Interest (unlimited authorized – $0.01 par value)	9,150,000	100,000	6,400,000	1,850,000	225,000
Net Asset Value, Offering and Redemption Price per Share	$25.76	$20.85	$3.98	$19.80	$16.47
Includes Loaned Securities with a Value of	$—	$194,549	$—	$—	$133,841

The accompanying notes are an integral part of these financial statements.

Amplify ETF Trust

Statements of Assets and Liabilities

April 30, 2023 (Unaudited)

	Amplify Digital & Online Trading ETF	Amplify BlackSwan Tech & Treasury ETF	Amplify Inflation Fighter ETF(a)	Amplify Natural Resources Dividend Income ETF	Amplify International Enhanced Dividend Income ETF
Assets:
Investments, at Cost	$438,880	$2,186,137	$10,131,550	$6,351,846	$22,532,539
Investments, at Value	$367,293	$2,258,995	$8,802,581	$6,314,543	$22,583,212
Receivable for Investments Sold	5,352	—	—	—	126,928
Dividends and Interest Receivable	907	22,130	32,397	38,080	161,929
Securities Lending Income Receivable	77	—	264	—	—
Return of Capital Receivable	—	—	—	1,165	—
Deposits at Broker for Futures	—	—	84,255	—	—
Total Assets	373,629	2,281,125	8,919,497	6,353,788	22,872,069

Liabilities:
Options Written, at Value (Premiums Received $0, $0, $0, $0, $15,255)	—	—	—	—	17,300
Collateral Received for Securities Loaned (See Note 4)	27,531	—	—	—	—
Payable for Investments Purchased	—	8	—	—	—
Variation Margin Payable	—	—	3,948	—	—
Advisory Fees Payable, net of waiver, if any	170	911	6,199	2,884	12,005
Total Liabilities	27,701	919	10,147	2,884	29,305

Net Assets	$345,928	$2,280,206	$8,909,350	$6,350,904	$22,842,764

Net Assets Consist of:
Paid-in Capital ($0.01 par value)	$250	$1,250	$4,000	$2,500	$8,500
Additional Paid-in Capital	631,500	3,005,287	11,312,295	6,547,250	22,887,904
Total Distributable Earnings (Accumulated Deficit)	(285,822)	(726,331)	(2,406,945)	(198,846)	(53,640)
Net Assets	$345,928	$2,280,206	$8,909,350	$6,350,904	$22,842,764

Outstanding Shares of Beneficial Interest (unlimited authorized - $0.01 par value)	25,000	125,000	400,000	250,000	850,000
Net Asset Value, Offering and Redemption Price per Share	$13.84	$18.24	$22.27	$25.40	$26.87
Includes Loaned Securities with a Value of	$26,540	$—	$—	$—	$—

(a)    Statement has been consolidated. See Note 1 in the Notes to Financial Statements for basis of consolidation.

The accompanying notes are an integral part of these financial statements.

Amplify ETF Trust

Statements of Operations

For the Period Ended April 30, 2023 (Unaudited)

	Amplify High Income ETF	Amplify Online Retail ETF	Amplify CWP Enhanced Dividend Income ETF	Amplify Transformational Data Sharing ETF	Amplify Lithium & Battery Technology ETF
Investment Income:
Dividend Income (Net of Foreign Withholding Tax of $0, $4,451, $0, $113,399, and $75,609, respectively)	$19,206,540	$286,984	$30,598,730	$2,743,317	$877,339
Interest Income	30,421	17,422	3,551,928	22,846	5,091
Securities Lending Income	175,195	146,928	4,979	5,305,061	717,825
Total Investment Income	19,412,156	451,334	34,155,637	8,071,224	1,600,255
Expenses:
Advisory Fees	841,954	644,326	7,022,807	1,459,340	472,149
Total Expenses	841,954	644,326	7,022,807	1,459,340	472,149
Net Expenses	841,954	644,326	7,022,807	1,459,340	472,149
Net Investment Income (Loss)	18,570,202	(192,992)	27,132,830	6,611,884	1,128,106

Realized and Unrealized Gain (Loss):
Net Realized Gain (Loss) on:
Investments	(11,494,304)	(97,959,510)	(26,156,796)	(117,774,372)	(16,740,320)
Capital Gain Distributions from Investment Companies	—	—	—	78	14
Foreign Currency	—	(102,340)	—	(35,828)	(123,634)
Options Written	—	—	15,408,732	—	—
Securities Sold Short	—	—	—	(6,917)
Net Change in Unrealized Appreciation/ Depreciation on:
Investments	11,297,216	105,705,179	87,885,118	138,417,770	17,427,312
Foreign Currency	—	505	—	5,637	3,458
Options Written	—	—	2,306,799	—	—
Securities Sold Short	—	—	—	5,079	—
Net Realized and Unrealized Gain (Loss)	(197,088)	7,643,834	79,443,853	20,611,447	566,830

Net Increase in Net Assets Resulting from Operations	$18,373,114	$7,450,842	$106,576,683	$27,223,331	$1,694,936

The accompanying notes are an integral part of these financial statements.

Amplify ETF Trust

Statements of Operations

For the Period Ended April 30, 2023 (Unaudited)

	Amplify BlackSwan Growth & Treasury Core ETF	Amplify Emerging Markets FinTech ETF	Amplify Seymour Cannabis ETF	Amplify BlackSwan ISWN ETF	Amplify Thematic All-Stars ETF
Investment Income:
Dividend Income (Net of Foreign Withholding Tax of $0, $1,424, $0, $0, $613 respectively)	$—	$16,961	$142,311	$—	$10,768
Interest Income	4,322,577	103	75,623	598,249	172
Securities Lending Income	—	9,215	57,921	—	1,285
Total Investment Income	4,322,577	26,279	275,855	598,249	12,225
Expenses:
Advisory Fees	620,235	8,879	107,698	87,267	9,892
Fund Accounting, Administration & Transfer Agent Fees	—	—	30,436	—	—
Other Expenses	—	—	24,670	—	—
Custody Expenses	—	—	14,009	—	—
Audit Fees	—	—	12,108	—	—
Legal Fees	—	—	8,979	—	—
Principal Financial Officer Fees	—	—	7,421	—	—
Shareholder Servicing Fees	—	—	7,415	—	—
Compliance Fees	—	—	6,457	—	—
Trustee Fees	—	—	4,113	—	—
Total Expenses	620,235	8,879	223,306	87,267	9,892
Advisory Fees Waived/Reimbursed (See Note 3)	—	—	(99,039)	—	—
Net Expenses	620,235	8,879	124,267	87,267	9,892
Net Investment Income	3,702,342	17,400	151,588	510,982	2,333

Realized and Unrealized Gain (Loss):
Net Realized Gain (Loss) on:
Investments	(34,052,834)	(323,317)	(4,061,027)	(3,446,981)	(1,112,601)
Foreign Currency	—	151	—	—	(175)
Swaps	—	—	(6,024,006)	—	—
Net Change in Unrealized Appreciation/Depreciation on:
Investments	45,720,106	590,887	(5,363,628)	7,450,950	1,150,539
Foreign Currency	—	13	—	—	73
Swaps	—	—	(2,810,354)	—	—
Net Realized and Unrealized Gain (Loss)	11,667,272	267,734	(18,259,015)	4,003,969	37,836

Net Increase (Decrease) in Net Assets Resulting from Operations	$15,369,614	$285,134	$(18,107,427)	$4,514,951	$40,169
The accompanying notes are an integral part of these financial statements.

Amplify ETF Trust

Statements of Operations

For the Period Ended April 30, 2023 (Unaudited)

	Amplify Digital & Online Trading ETF	Amplify BlackSwan Tech & Treasury ETF	Amplify Inflation Fighter ETF(a)	Amplify Natural Resources Dividend Income ETF	Amplify International Enhanced Dividend Income ETF
Investment Income:
Dividend Income (Net of Foreign Withholding Tax of $210, $0, $1,792, $5,519, $18,867)	$2,209	$—	$62,189	$164,799	$302,645
Interest Income	43	39,735	34,465	264	18,480
Securities Lending Income	648	—	1,453	—	—
Total Investment Income	2,900	39,735	98,107	165,063	321,125
Expenses:
Advisory Fees	1,030	5,469	41,237	12,079	41,175
Tax Expenses	185	—	—	—	—
Total Expenses	1,215	5,469	41,237	12,079	41,175
Net Expenses	1,215	5,469	41,237	12,079	41,175
Net Investment Income	1,685	34,266	56,870	152,984	279,950

Realized and Unrealized Gain (Loss):
Net Realized Gain (Loss) on:
Investments	(116,162)	(181,154)	(1,307,199)	(117,602)	(24,585)
Foreign Currency	(62)	—	6	2	—
Futures Contracts	—	—	334,772	—	—
Options Written	—	—	—	—	82,019
Net Change in Unrealized Appreciation/Depreciation on:
Investments	108,731	349,311	1,873,861	(20,127)	89,829
Foreign Currency	(3)	—	—	—	—
Futures Contracts	—	—	17,361	—	—
Options Written	—	—	—	—	(1,686)
Net Realized and Unrealized Gain (Loss)	(7,496)	168,157	918,801	(137,727)	145,577

Net Increase (Decrease) in Net Assets Resulting from Operations	$(5,811)	$202,423	$975,671	$15,257	$425,527

(a)     Statement has been consolidated. See Note 1 in the Notes to Financial Statements for basis of consolidation.

The accompanying notes are an integral part of these financial statements.

Amplify ETF Trust

Statements of Changes in Net Assets

	Amplify High Income ETF
	Six Months Ended April 30, 2023 (Unaudited)	Year Ended October 31, 2022
Operations:
Net Investment Income	$18,570,202	$22,792,564
Net Realized Loss on Investments	(11,494,304)	(32,907,074)
Capital Gain Distributions from Underlying Closed End Funds	—	189,538
Net Change in Unrealized Appreciation/(Depreciation) on Investments	11,297,216	(93,747,918)
Net Increase (Decrease) in Net Assets Resulting from Operations	18,373,114	(103,672,890)

Distributions to Shareholders:
Dividends and Distributions	(20,514,000)	(23,924,398)
Return of Capital	—	(13,017,602)
Total Distributions	(20,514,000)	(36,942,000)

Capital Share Transactions:
Subscriptions	68,828,970	55,386,975
Redemptions	(17,778,900)	(65,681,329)
Transaction Fees (Note 1)	—	54
Increase (Decrease) in Net Assets from Capital Share Transactions	51,050,070	(10,294,300)

Total Increase (Decrease) in Net Assets	48,909,184	(150,909,190)

Net Assets:
Beginning of Period	298,061,672	448,970,862
End of Period	$346,970,856	$298,061,672

Share Transactions:
Subscriptions	5,700,000	4,050,000
Redemptions	(1,500,000)	(4,700,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	4,200,000	(650,000)

The accompanying notes are an integral part of these financial statements.

Amplify ETF Trust

Statements of Changes in Net Assets

	Amplify Online Retail ETF
	Six Months Ended April 30, 2023 (Unaudited)	Year Ended October 31, 2022
Operations:
Net Investment Income (Loss)	$(192,992)	$2,180,233
Net Realized Loss on Investments and Foreign Currency	(98,061,850)	(149,428,601)
Net Change in Unrealized Appreciation/(Depreciation) on Investments and Foreign Currency	105,705,684	(316,988,677)
Net Increase (Decrease) in Net Assets Resulting from Operations	7,450,842	(464,237,045)

Capital Share Transactions:
Subscriptions	29,666,860	53,305,915
Redemptions	(31,889,775)	(299,390,842)
Transaction Fees (Note 1)	1,689	—
Decrease in Net Assets from Capital Share Transactions	(2,221,226)	(246,084,927)

Total Increase (Decrease) in Net Assets	5,229,616	(710,321,972)

Net Assets:
Beginning of Period	186,359,612	896,681,584
End of Period	$191,589,228	$186,359,612

Share Transactions:
Subscriptions	650,000	750,000
Redemptions	(700,000)	(4,200,000)
Net Decrease in Shares Outstanding from Share Transactions	(50,000)	(3,450,000)

The accompanying notes are an integral part of these financial statements.

Amplify ETF Trust

Statements of Changes in Net Assets

	Amplify CWP Enhanced Dividend Income ETF
	Six Months Ended April 30, 2023 (Unaudited)	Year Ended October 31, 2022
Operations:
Net Investment Income	$27,132,830	$22,060,258
Net Realized Gain (Loss) on Investments and Options Written	(10,748,064)	2,530,977
Net Change in Unrealized Appreciation/(Depreciation) on Investments and Options Written	90,191,917	(79,374)
Net Increase in Net Assets Resulting from Operations	106,576,683	24,511,861

Distributions to Shareholders:
Dividends and Distributions	(63,400,409)	(32,662,560)
Return of Capital	—	(33,000,810)
Total Distributions	(63,400,409)	(65,663,370)

Capital Share Transactions:
Subscriptions	817,452,410	1,387,185,500
Redemptions	(48,354,160)	(10,597,300)
Transaction Fees (Note 1)	5	—
Increase in Net Assets from Capital Share Transactions	769,098,255	1,376,588,200

Total Increase in Net Assets	812,274,529	1,335,436,691

Net Assets:
Beginning of Period	2,101,790,132	766,353,441
End of Period	$2,914,064,661	$2,101,790,132

Share Transactions:
Subscriptions	22,800,000	39,000,000
Redemptions	(1,350,000)	(300,000)
Net Increase in Shares Outstanding from Share Transactions	21,450,000	38,700,000

The accompanying notes are an integral part of these financial statements.

Amplify ETF Trust

Statements of Changes in Net Assets

	Amplify Transformational Data Sharing ETF
	Six Months Ended April 30, 2023 (Unaudited)	Year Ended October 31, 2022
Operations:
Net Investment Income	$6,611,884	$11,637,629
Net Realized Loss on Investments, Foreign Currency and Securities Sold Short	(117,817,039)	(181,682,166)
Net Change in Unrealized Appreciation/(Depreciation) on Investments, Foreign Currency and Securities Sold Short	138,428,486	(757,847,628)
Net Increase (Decrease) in Net Assets Resulting from Operations	27,223,331	(927,892,165)

Distributions to Shareholders:
Dividends and Distributions	—	(167,906,335)
Total Distributions	—	(167,906,335)

Capital Share Transactions:
Subscriptions	15,227,535	320,208,315
Redemptions	(45,869,475)	(255,162,225)
Transaction Fees (Note 1)	—	526
Increase (Decrease) in Net Assets from Capital Share Transactions	(30,641,940)	65,046,616

Total Decrease in Net Assets	(3,418,609)	(1,030,751,884)

Net Assets:
Beginning of Period	464,298,385	1,495,050,269
End of Period	$460,879,776	$464,298,385

Share Transactions:
Subscriptions	850,000	6,700,000
Redemptions	(2,750,000)	(8,650,000)
Net Decrease in Shares Outstanding from Share Transactions	(1,900,000)	(1,950,000)

The accompanying notes are an integral part of these financial statements.

Amplify ETF Trust

Statements of Changes in Net Assets

	Amplify Lithium & Battery Technology ETF
	Six Months Ended April 30, 2023 (Unaudited)	Year Ended October 31, 2022
Operations:
Net Investment Income	$1,128,106	$6,356,741
Net Realized Loss on Investments and Foreign Currency	(16,863,940)	(8,576,670)
Net Change in Unrealized Appreciation/(Depreciation) on Investments and Foreign Currency	17,430,770	(86,320,529)
Net Increase (Decrease) in Net Assets Resulting from Operations	1,694,936	(88,540,458)

Distributions to Shareholders:
Dividends and Distributions	(6,037,095)	(5,449,017)
Total Distributions	(6,037,095)	(5,449,017)

Capital Share Transactions:
Subscriptions	4,617,070	96,179,630
Redemptions	(8,990,470)	(76,589,950)
Transaction Fees (Note 1)	3,049	53,717
Increase (Decrease) in Net Assets from Capital Share Transactions	(4,370,351)	19,643,397

Total Decrease in Net Assets	(8,712,510)	(74,346,078)

Net Assets:
Beginning of Period	159,791,107	234,137,185
End of Period	$151,078,597	$159,791,107

Share Transactions:
Subscriptions	350,000	5,300,000
Redemptions	(700,000)	(4,550,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	(350,000)	750,000

The accompanying notes are an integral part of these financial statements.

Amplify ETF Trust

Statements of Changes in Net Assets

	Amplify BlackSwan Growth & Treasury Core ETF
	Six Months Ended April 30, 2023 (Unaudited)	Year Ended October 31, 2022
Operations:
Net Investment Income	$3,702,342	$6,402,663
Net Realized Loss on Investments	(34,052,834)	(55,800,715)
Net Change in Unrealized Appreciation/(Depreciation) on Investments	45,720,106	(120,239,328)
Net Increase (Decrease) in Net Assets Resulting from Operations	15,369,614	(169,637,380)

Distributions to Shareholders:
Dividends and Distributions	(3,739,313)	(49,750,465)
Total Distributions	(3,739,313)	(49,750,465)

Capital Share Transactions:
Subscriptions	9,098,415	378,151,950
Redemptions	(59,379,873)	(795,833,189)
Decrease in Net Assets from Capital Share Transactions	(50,281,458)	(417,681,239)

Total Decrease in Net Assets	(38,651,157)	(637,069,084)

Net Assets:
Beginning of Period	274,397,516	911,466,600
End of Period	$235,746,359	$274,397,516

Share Transactions:
Subscriptions	360,000	10,650,000
Redemptions	(2,350,000)	(25,030,000)
Net Decrease in Shares Outstanding from Share Transactions	(1,990,000)	(14,380,000)

The accompanying notes are an integral part of these financial statements.

Amplify ETF Trust

Statements of Changes in Net Assets

	Amplify Emerging Markets FinTech ETF
	Six Months Ended April 30, 2023 (Unaudited)	Year Ended October 31, 2022
Operations:
Net Investment Income	$17,400	$67,045
Net Realized Loss on Investments and Foreign Currency	(323,166)	(5,656,205)
Net Change in Unrealized Appreciation on Investments and Foreign Currency	590,900	425,425
Net Increase (Decrease) in Net Assets Resulting from Operations	285,134	(5,163,735)

Distributions to Shareholders:
Dividends and Distributions	(6,458)	—
Total Distributions	(6,458)	—

Capital Share Transactions:
Redemptions	(530,910)	(3,371,133)
Decrease in Net Assets from Capital Share Transactions	(530,910)	(3,371,133)

Total Decrease in Net Assets	(252,234)	(8,534,868)

Net Assets:
Beginning of Period	2,336,976	10,871,844
End of Period	$2,084,742	$2,336,976

Share Transactions:
Redemptions	(25,000)	(125,000)
Net Decrease in Shares Outstanding from Share Transactions	(25,000)	(125,000)

The accompanying notes are an integral part of these financial statements.

Amplify ETF Trust

Statements of Changes in Net Assets

	Amplify Seymour Cannabis ETF
	Six Months Ended April 30, 2023 (Unaudited)	Year Ended October 31, 2022
Operations:
Net Investment Income	$151,588	$28,189
Net Realized Loss on Investments, Foreign Currency and Swaps	(10,085,033)	(40,016,078)
Net Change in Unrealized Depreciation on Investments, Foreign Currency and Swaps	(8,173,982)	(24,020,718)
Net Decrease in Net Assets Resulting from Operations	(18,107,427)	(64,008,607)

Distributions to Shareholders:
Dividends and Distributions	—	(960)
Total Distributions	—	(960)

Capital Share Transactions:
Subscriptions	1,160,409	9,048,720
Redemptions	—	(5,949,360)
Increase in Net Assets from Capital Share Transactions	1,160,409	3,099,360

Total Decrease in Net Assets	(16,947,018)	(60,910,207)

Net Assets:
Beginning of Period	42,450,610	103,360,817
End of Period	$25,503,592	$42,450,610

Share Transactions:
Subscriptions	200,000	650,000
Redemptions	—	(400,000)
Net Increase in Shares Outstanding from Share Transactions	200,000	250,000
The accompanying notes are an integral part of these financial statements.

Amplify ETF Trust

Statements of Changes in Net Assets

	Amplify BlackSwan ISWN ETF
	Six Months Ended April 30, 2023 (Unaudited)	Year Ended October 31, 2022
Operations:
Net Investment Income	$510,982	$594,092
Net Realized Loss on Investments	(3,446,981)	(8,354,905)
Net Change in Unrealized Appreciation/(Depreciation) on Investments	7,450,950	(6,900,721)
Net Increase (Decrease) in Net Assets Resulting from Operations	4,514,951	(14,661,534)

Distributions to Shareholders:
Dividends and Distributions	(497,327)	(704,129)
Total Distributions	(497,327)	(704,129)

Capital Share Transactions:
Subscriptions	2,220,000	21,448,860
Redemptions	(961,808)	(18,089,013)
Increase in Net Assets from Capital Share Transactions	1,258,192	3,359,847

Total Increase (Decrease) in Net Assets	5,275,816	(12,005,816)

Net Assets:
Beginning of Period	31,347,606	43,353,422
End of Period	$36,623,422	$31,347,606

Share Transactions:
Subscriptions	125,000	900,000
Redemptions	(50,000)	(825,000)
Net Increase in Shares Outstanding from Share Transactions	75,000	75,000

The accompanying notes are an integral part of these financial statements.

Amplify ETF Trust

Statements of Changes in Net Assets

	Amplify Thematic All-Stars ETF
	Six Months Ended April 30, 2023 (Unaudited)	Year Ended October 31, 2022
Operations:
Net Investment Gain (Loss)	$2,333	$(2,522)
Net Realized Loss on Investments and Foreign Currency	(1,112,776)	(2,605,469)
Net Change in Unrealized Appreciation/(Depreciation) on Investments and Foreign Currency	1,150,612	(3,878,252)
Net Increase (Decrease) in Net Assets Resulting from Operations	40,169	(6,486,243)

Distributions to Shareholders:
Dividends and Distributions	—	(378)
Total Distributions	—	(378)

Capital Share Transactions:
Subscriptions	—	8,474,088
Redemptions	(1,162,515)	(8,468,128)
Transaction Fees (Note 1)	—	456
Increase (Decrease) in Net Assets from Capital Share Transactions	(1,162,515)	6,416

Total Decrease in Net Assets	(1,122,346)	(6,480,205)

Net Assets:
Beginning of Period	4,827,623	11,307,828
End of Period	$3,705,277	$4,827,623

Share Transactions:
Subscriptions	—	325,000
Redemptions	(75,000)	(425,000)
Net Decrease in Shares Outstanding from Share Transactions	(75,000)	(100,000)

The accompanying notes are an integral part of these financial statements.

Amplify ETF Trust

Statements of Changes in Net Assets

	Amplify Digital & Online Trading ETF
	Six Months Ended April 30, 2023 (Unaudited)	Year Ended October 31, 2022
Operations:
Net Investment Income	$1,685	$2,513
Net Realized Loss on Investments and Foreign Currency	(116,224)	(98,541)
Net Change in Unrealized Appreciation/(Depreciation) on Investments and Foreign Currency	108,728	(216,665)
Net Decrease in Net Assets Resulting from Operations	(5,811)	(312,693)

Distributions to Shareholders:
Dividends and Distributions	(2,961)	(2,097)
Total Distributions	(2,961)	(2,097)

Total Decrease in Net Assets	(8,772)	(314,790)

Net Assets:
Beginning of Period	354,700	669,490
End of Period	$345,928	$354,700

The accompanying notes are an integral part of these financial statements.

Amplify ETF Trust

Statement of Changes in Net Assets

	Amplify BlackSwan Tech & Treasury ETF
	Six Months Ended April 30, 2023 (Unaudited)	Period Ended October 31, 2022(a)
Operations:
Net Investment Income	$34,266	$35,739
Net Realized Loss on Investments and Foreign Currency	(181,154)	(623,437)
Net Change in Unrealized Appreciation/(Depreciation) on Investments and Foreign Currency	349,311	(276,453)
Net Increase (Decrease) in Net Assets Resulting from Operations	202,423	(864,151)

Distributions to Shareholders:
Dividends and Distributions	(36,174)	(28,429)
Total Distributions	(36,174)	(28,429)

Capital Share Transactions:
Subscriptions	—	4,293,098
Redemptions	(853,823)	(432,738)
Increase (Decrease) in Net Assets from Capital Share Transactions	(853,823)	3,860,360

Total Increase (Decrease) in Net Assets	(687,574)	2,967,780

Net Assets:
Beginning of Period	2,967,780	—
End of Period	$2,280,206	$2,967,780

Share Transactions:
Subscriptions	—	200,000
Redemptions	(50,000)	(25,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	(50,000)	175,000

(a)     The Fund commenced operations on December 8, 2021.

The accompanying notes are an integral part of these financial statements.

Amplify ETF Trust

Consolidated Statement of Changes in Net Assets

	Amplify Inflation Fighter ETF
	Six Months Ended April 30, 2023 (Unaudited)	Period Ended October 31, 2022(a)
Operations:
Net Investment Income	$56,870	$98,454
Net Realized Loss on Investments, Foreign Currency and Futures	(972,421)	(994,146)
Net Change in Unrealized Appreciation/(Depreciation) on Investments, Foreign Currency and Futures	1,891,222	(3,202,222)
Net Increase (Decrease) in Net Assets Resulting from Operations	975,671	(4,097,914)

Distributions to Shareholders:
Dividends and Distributions	(54,504)	—
Total Distributions	(54,504)	—

Capital Share Transactions:
Subscriptions	535,873	23,417,260
Redemptions	(3,733,515)	(8,135,840)
Transaction Fees (Note 1)	14	2,305
Increase (Decrease) in Net Assets from Capital Share Transactions	(3,197,628)	15,283,725

Total Increase (Decrease) in Net Assets	(2,276,461)	11,185,811

Net Assets:
Beginning of Period	11,185,811	—
End of Period	$8,909,350	$11,185,811

Share Transactions:
Subscriptions	25,000	900,000
Redemptions	(175,000)	(350,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	(150,000)	550,000

(a)     The Fund commenced operations on February 1, 2022.

The accompanying notes are an integral part of these financial statements.

Amplify ETF Trust

Statement of Changes in Net Assets

	Amplify Natural Resources Dividend Income ETF
	Six Months Ended April 30, 2023 (Unaudited)	Period Ended October 31, 2022(a)
Operations:
Net Investment Income	$152,984	$8,965
Net Realized Gain (Loss) on Investments and Foreign Currency	(117,600)	36,776
Net Change in Unrealized Depreciation on Investments and Foreign Currency	(20,127)	(17,176)
Net Decrease in Net Assets Resulting from Operations	15,257	28,565

Distributions to Shareholders:
Dividends and Distributions	(182,405)	(8,953)
Return of Capital	—	(848)
Total Distributions	(182,405)	(9,801)

Capital Share Transactions:
Subscriptions	5,879,833	2,486,810
Redemptions	(1,237,870)	(629,485)
Increase in Net Assets from Capital Share Transactions	4,641,963	1,857,325

Total Increase in Net Assets	4,474,815	1,876,089

Net Assets:
Beginning of Period	1,876,089	—
End of Period	$6,350,904	$1,876,089

Share Transactions:
Subscriptions	225,000	100,000
Redemptions	(50,000)	(25,000)
Net Increase in Shares Outstanding from Share Transactions	175,000	75,000

(a)     The Fund commenced operations on August 23, 2022.

The accompanying notes are an integral part of these financial statements.

Amplify ETF Trust

Statement of Changes in Net Assets

	Amplify International Enhanced Dividend Income ETF
	Six Months Ended April 30, 2023 (Unaudited)	Period Ended October 31, 2022(a)
Operations:
Net Investment Income	$279,950	$5,879
Net Realized Gain (Loss) on Investments, Foreign Currency and Options Written	57,434	(2,018)
Net Change in Unrealized Appreciation/(Depreciation) on Investments, Foreign Currency and Options Written	88,143	(39,515)
Net Increase (Decrease) in Net Assets Resulting from Operations	425,527	(35,654)

Distributions to Shareholders:
Dividends and Distributions	(423,833)	(5,879)
Return of Capital	—	(12,496)
Total Distributions	(423,833)	(18,375)

Capital Share Transactions:
Subscriptions	21,699,708	2,478,528
Redemptions	(682,713)	(606,125)
Transaction Fees (Note 1)	5,701	—
Increase in Net Assets from Capital Share Transactions	21,022,696	1,872,403

Total Increase in Net Assets	21,024,390	1,818,374

Net Assets:
Beginning of Period	1,818,374	—
End of Period	$22,842,764	$1,818,374

Share Transactions:
Subscriptions	800,000	100,000
Redemptions	(25,000)	(25,000)
Net Increase in Shares Outstanding from Share Transactions	775,000	75,000

(a)     The Fund commenced operations on September 7, 2022.

The accompanying notes are an integral part of these financial statements.

Amplify ETF Trust

Amplify High Income ETF

Financial Highlights

	Six-Months Ended April 30, 2023 (Unaudited)		Year Ended October 31, 2022	Year Ended October 31, 2021		Year Ended October 31, 2020	Period Ended October 31, 2019(a)		Year Ended December 31, 2018
Net Asset Value, Beginning of Year/Period	$11.60		$17.04	$14.28		$17.62	$16.09		$19.49
Income (Loss) from Investment Operations:
Net Investment Income(b)	0.66		0.89	0.81		0.97	0.86		1.13
Net Realized and Unrealized Gain (Loss)(c)	0.06		(4.89)	3.48		(2.69)	1.97		(2.97)
Total from Investment Operations	0.72		(4.00)	4.29		(1.72)	2.83		(1.84)

Distributions to Shareholders
Net Investment Income	(0.72)		(0.93)	(0.86)		(1.03)	(0.87)		(1.13)
Return of Capital	—		(0.51)	(0.67)		(0.59)	(0.43)		(0.43)
Total from Distributions	(0.72)		(1.44)	(1.53)		(1.62)	(1.30)		(1.56)

Capital Share Transactions
Transaction Fees	—		0.00 (d)	0.00	(d)	0.00 (d)	—		—

Net Asset Value, End of Year/Period	$11.60		$11.60	$17.04		$14.28	$17.62		$16.09

Total Return on Net Asset Value(e)	6.29	%(f)	-24.46%	30.71	%(i)	-9.84%	17.86	%(f)	-9.97%

Supplemental Data:
Net Assets, End of Year/Period (000’s)	$346,971		$298,062	$448,971		$222,820	$237,004		$174,526
Ratio of Expenses to Average Net Assets	0.50	%(g)	0.50%	0.50%		0.50%	0.50	%(g)	0.50%
Ratio of Net Investment Income to Average Net Assets(h)	11.03	%(g)	6.23%	4.81%		6.29%	5.93	%(g)	6.19%
Portfolio Turnover(i)	26	%(f)	59%	90%		43%	28	%(f)	40%

(a)      For the period January 1, 2019 to October 1, 2019. See Note 1 to the Financial Statements.

(b)      Calculated based on average shares outstanding during the period.

(c)     Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period and may not reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the year.

(d)     Less than $0.005.

(e)     Total Return on Net Asset Value is based on the change in net asset value (“NAV”) of a share during the period and assumes reinvestment of dividends and distributions at NAV. Total Return on Net Asset Value is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

(f)      Not Annualized.

(g)      Annualized.

(h)    These ratios exclude the impact of expenses of underlying security holdings as represented in the Schedule of Investments. Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying closed-end investment companies in which the Fund invests.

(i)       Excludes the impact of in-kind transactions.

The accompanying notes are an integral part of these financial statements.

Amplify ETF Trust

Amplify Online Retail ETF

Financial Highlights

	Six-Months Ended April 30, 2023 (Unaudited)		Year Ended October 31, 2022	Year Ended October 31, 2021	Year Ended October 31, 2020	Year Ended October 31, 2019	Year Ended October 31, 2018
Net Asset Value, Beginning of Year/Period	$40.08		$110.70	$88.69	$48.49	$43.86	$37.41
Income (Loss) from Investment Operations:
Net Investment Income (Loss)(a)	(0.04)		0.37	(0.07)	0.58	0.16	(0.17)
Net Realized and Unrealized Gain (Loss)(b)	1.61		(70.99)	22.70	39.77	4.47	6.62
Total from Investment Operations	1.57		(70.62)	22.63	40.35	4.63	6.45

Distributions to Shareholders
Net Investment Income	—		—	(0.62)	(0.15)	—	—
Total from Distributions	—		—	(0.62)	(0.15)	—	—

Capital Share Transactions
Transaction Fees	0.00	(c)	—	0.00 (c)	—	—	—

Net Asset Value, End of Year/Period	$41.65		$40.08	$110.70	$88.69	$48.49	$43.86

Total Return on Net Asset Value(d)	3.92	%(e)	-63.80%	25.49%	83.46%	10.54%	17.25%

Supplemental Data:
Net Assets, End of Year/Period (000’s)	$191,589		$186,360	$896,682	$971,146	$240,005	$370,632
Ratio of Expenses to Average Net Assets	0.65	%(f)	0.65%	0.65%	0.65%	0.65%	0.65%
Ratio of Net Investment Income (Loss) to Average Net Assets	-0.20	%(f)	0.56%	-0.06%	0.82%	0.33%	-0.35%
Portfolio Turnover(g)	19	%(e)	57%	61%	28%	36%	17%

(a)     Calculated based on average shares outstanding during the period.

(b)    Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period and may not reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the year.

(c)     Less than $0.005.

(d)    Total Return on Net Asset Value is based on the change in net asset value (“NAV”) of a share during the period and assumes reinvestment of dividends and distributions at NAV. Total Return on Net Asset Value is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

(e)     Not Annualized.

(f)     Annualized.

(g)    Excludes the impact of in-kind transactions.
The accompanying notes are an integral part of these financial statements.

Amplify ETF Trust

Amplify CWP Enhanced Dividend Income ETF

Financial Highlights

	Six-Months Ended April 30, 2023 (Unaudited)		Year Ended October 31, 2022	Year Ended October 31, 2021	Year Ended October 31, 2020	Year Ended October 31, 2019	Year Ended October 31, 2018
Net Asset Value, Beginning of Year/Period	$35.41		$37.11	$29.22	$30.41	$28.51	$27.54
Income from Investment Operations:
Net Investment Income(a)	0.38		0.59	0.49	0.48	0.58	0.45
Net Realized and Unrealized Gain (Loss)(b)	1.14		(0.57)	9.22	0.79	2.93	2.02
Total from Investment Operations	1.52		0.02	9.71	1.27	3.51	2.47

Distributions to Shareholders
Net Investment Income	(0.86)		(0.58)	(1.56)	(0.27)	(1.61)	(1.29)
Net Realized Gains	—		(0.28)	(0.11)	(0.86)	—	—
Return of Capital	—		(0.86)	(0.15)	(1.33)	—	(0.21)
Total from Distributions	(0.86)		(1.72)	(1.82)	(2.46)	(1.61)	(1.50)

Capital Share Transactions
Transaction Fees	0.00	(c)	—	—	—	—	—

Net Asset Value, End of Year/Period	$36.07		$35.41	$37.11	$29.22	$30.41	$28.51

Total Return on Net Asset Value(d)	4.33	%(e)	0.14%	33.81%	4.40%	12.63%	9.12%

Supplemental Data:
Net Assets, End of Year/Period (000’s)	$2,914,065		$2,101,790	$766,353	$106,668	$21,286	$15,680
Ratio of Expenses to Average Net Assets (Before Advisory Fees Waived)	0.55	%(f)	0.55%	0.61%	0.95%	0.95%	0.95%
Ratio of Expenses to Average Net Assets (After Advisory Fees Waived)	N/A		N/A	0.54%	0.49%	0.49%	0.94%
Ratio of Net Investment Income to Average Net Assets (Before Advisory Fees Waived)	2.13	%(f)	1.67%	1.31%	1.16%	1.50%	1.53%
Ratio of Net Investment Income to Average Net Assets (After Advisory Fees Waived)	N/A		N/A	1.38%	1.62%	1.96%	1.54%
Portfolio Turnover(g)	36	%(e)	87%	89%	86%	115%	151%

(a)     Calculated based on average shares outstanding during the period.

(b)    Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period and may not reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the year.

(c)     Less than $0.005.

(d)    Total Return on Net Asset Value is based on the change in net asset value (“NAV”) of a share during the period and assumes reinvestment of dividends and distributions at NAV. Total Return on Net Asset Value is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

(e)     Not Annualized.

(f)     Annualized.

(g)    Excludes the impact of in-kind transactions.

The accompanying notes are an integral part of these financial statements.

Amplify ETF Trust

Amplify Transformational Data Sharing ETF

Financial Highlights

	Six-Months Ended April 30, 2023 (Unaudited)		Year Ended October 31, 2022	Year Ended October 31, 2021	Year Ended October 31, 2020	Year Ended October 31, 2019	Period Ended October 31, 2018(a)
Net Asset Value, Beginning of Year/Period	$18.53		$55.37	$24.80	$18.21	$17.45	$20.00
Income (Loss) from Investment Operations:
Net Investment Income(b)	0.28		0.41	0.24	0.17	0.23	0.14
Net Realized and Unrealized Gain (Loss)(c)	1.10		(31.50)	30.98	6.80	0.71	(2.69	)(d)
Total from Investment Operations	1.38		(31.09)	31.22	6.97	0.94	(2.55)

Distributions to Shareholders
Net Investment Income	—		(5.75)	(0.66)	(0.39)	(0.19)	—
Total from Distributions	—		(5.75)	(0.66)	(0.39)	(0.19)	—

Capital Share Transactions
Transaction Fees	—		0.00 (e)	0.01	0.01	0.01	0.00	(e)

Net Asset Value, End of Year/Period	$19.91		$18.53	$55.37	$24.80	$18.21	$17.45

Total Return on Net Asset Value(f)	7.40	%(g)	-61.76%	127.54%	38.97%	5.72%	-12.74	%(g)(h)

Supplemental Data:
Net Assets, End of Year/Period (000’s)	$460,880		$464,298	$1,495,050	$132,705	$99,269	$131,762
Ratio of Expenses to Average Net Assets (Before Advisory Fees Waived)	0.70	%(i)	0.70%	0.73%	0.90%	0.90%	0.90	%(i)
Ratio of Expenses to Average Net Assets (After Advisory Fees Waived)	N/A		N/A	0.70%	0.70%	0.70%	0.70	%(i)
Ratio of Net Investment Income to Average Net Assets (Before Advisory Fees Waived)	3.17	%(i)	1.33%	0.47%	0.65%	1.15%	0.68	%(i)
Ratio of Net Investment Income to Average Net Assets (After Advisory Fees Waived)	N/A		N/A	0.50%	0.85%	1.35%	0.88	%(i)
Portfolio Turnover(j)	18	%(g)	39%	41%	44%	35%	44	%(g)

(a)     The Fund commenced operations on January 16, 2018.

(b)    Calculated based on average shares outstanding during the period.

(c)     Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period and may not reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the year.

(d)    Includes a less than $0.01 gain per share derived from payment from an affiliate.

(e)     Less than $0.005.

(f)     Total Return on Net Asset Value is based on the change in net asset value (“NAV”) of a share during the period and assumes reinvestment of dividends and distributions at NAV. Total Return on Net Asset Value is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

(g)    Not Annualized.

(h)    Before payment from affiliate for the loss resulting from trade error, the total return for the period would have been -12.74%.

(i)     Annualized.

(j)     Excludes the impact of in-kind transactions.

The accompanying notes are an integral part of these financial statements.

Amplify ETF Trust

Amplify Lithium & Battery Technology ETF

Financial Highlights

	Six-Months Ended April 30, 2023 (Unaudited)		Year Ended October 31, 2022		Year Ended October 31, 2021	Year Ended October 31, 2020	Year Ended October 31, 2019	Period Ended October 31, 2018(a)
Net Asset Value, Beginning of Year/Period	$12.58		$19.59		$10.83	$10.59	$12.87	$20.00
Income (Loss) from Investment Operations:
Net Investment Income(b)	0.09		0.49		0.27	0.16	0.29	0.13
Net Realized and Unrealized Gain (Loss)(c)	0.04		(7.08)		8.50	0.41	(2.48)	(7.27	)(d)
Total from Investment Operations	0.13		(6.59)		8.77	0.57	(2.19)	(7.14)

Distributions to Shareholders
Net Investment Income	(0.48)		(0.42)		(0.03)	(0.35)	(0.10)	—
Total from Distributions	(0.48)		(0.42)		(0.03)	(0.35)	(0.10)	—

Capital Share Transactions
Transaction Fees	0.00	(e)	0.00	(e)	0.02	0.02	0.01	0.01

Net Asset Value, End of Year/Period	$12.23		$12.58		$19.59	$10.83	$10.59	$12.87

Total Return on Net Asset Value(f)	1.29	%(g)	-34.28	%(g)	81.32%	5.56%	-16.96%	-35.65	%(h)(g)

Supplemental Data:
Net Assets, End of Year/Period (000’s)	$151,079		$159,791		$234,137	$9,747	$4,767	$6,435
Ratio of Expenses to Average Net Assets (Before Advisory Fees Waived)	0.59	%(i)	0.59%		0.59%	0.89%	0.92%	0.92	%(i)
Ratio of Expenses to Average Net Assets (After Advisory Fees Waived)	N/A		N/A		N/A	0.71%	0.72%	0.72	%(i)
Ratio of Net Investment Income to Average Net Assets (Before Advisory Fees Waived)	1.41	%(i)	3.05%		1.57%	1.42%	2.23%	1.82	%(i)
Ratio of Net Investment Income to Average Net Assets (After Advisory Fees Waived)	N/A		N/A		N/A	1.60%	2.43%	2.02	%(i)
Portfolio Turnover(j)	21	%(g)	42%		51%	131%	61%	12	%(g)

(a)     The Fund commenced operations on June 4, 2018.

(b)    Calculated based on average shares outstanding during the period.

(c)     Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period and may not reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the year.

(d)    Includes a less than $0.01 gain per share derived from payment from an affiliate.

(e)     Less than 0.005%.

(f)     Total Return on Net Asset Value is based on the change in net asset value (“NAV”) of a share during the period and assumes reinvestment of dividends and distributions at NAV. Total Return on Net Asset Value is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

(g)    Not Annualized.

(h)    Before payment from affiliate for the loss resulting from trade error, the total return for the period would have been -35.65%.

(i)     Annualized.

(j)     Excludes the impact of in-kind transactions.

The accompanying notes are an integral part of these financial statements.

Amplify ETF Trust

Amplify BlackSwan Growth & Treasury Core ETF

Financial Highlights

	Six-Months Ended April 30, 2023 (Unaudited)		Year Ended October 31, 2022	Year Ended October 31, 2021	Year Ended October 31, 2020		Period Ended October 31, 2019(a)
Net Asset Value, Beginning of Year/Period	$24.63		$35.72	$30.87	$28.57		$25.00
Income (Loss) from Investment Operations:
Net Investment Income(b)	0.37		0.33	0.09	0.12		0.43
Net Realized and Unrealized Gain (Loss)(c)	1.14		(9.41)	5.25	3.05	(d)	3.52
Total from Investment Operations	1.51		(9.08)	5.34	3.17		3.95

Distributions to Shareholders
Net Investment Income	(0.38)		(0.38)	(0.07)	(0.19)		(0.38)
Net Realized Gains	—		(1.63)	(0.42)	(0.68)		—
Total from Distributions	(0.38)		(2.01)	(0.49)	(0.87)		(0.38)

Capital Share Transactions
Transaction Fees	—		—	—	0.00	(e)	—

Net Asset Value, End of Year/Period	$25.76		$24.63	$35.72	$30.87		$28.57

Total Return on Net Asset Value(f)	6.22	%(g)	-26.77%	17.44%	11.29	%(h)	15.94	%(g)

Supplemental Data:
Net Assets, End of Year/Period (000’s)	$235,746		$274,398	$911,467	$685,231		$124,299
Ratio of Expenses to Average Net Assets	0.49	%(i)	0.49%	0.49%	0.49%		0.49	%(i)
Ratio of Net Investment Income to Average Net Assets	2.93	%(i)	1.08%	0.25%	0.40%		1.64	%(i)
Portfolio Turnover(j)	112	%(g)	286%	194%	162%		154	%(g)

(a)     The Fund commenced operations on November 5, 2018.

(b)    Calculated based on average shares outstanding during the period.

(c)     Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period and may not reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the year.

(d)    Includes a less than $0.01 gain per share derived from payment from an affiliate. See Note 5.

(e)     Less than $0.005.

(f)     Total Return on Net Asset Value is based on the change in net asset value (“NAV”) of a share during the period and assumes reinvestment of dividends and distributions at NAV. Total Return on Net Asset Value is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

(g)    Not Annualized.

(h)    Before payment from affiliate for the loss resulting from trade error, the total return for the period would have been 11.29%.

(i)     Annualized.

(j)     Excludes the impact of in-kind transactions.
The accompanying notes are an integral part of these financial statements.

Amplify ETF Trust

Amplify Emerging Markets FinTech ETF

Financial Highlights

	Six-Months Ended April 30, 2023 (Unaudited)		Year Ended October 31, 2022	Year Ended October 31, 2021	Year Ended October 31, 2020		Period Ended October 31, 2019(a)
Net Asset Value, Beginning of Year/Period	$18.70		$43.49	$41.54	$26.73		$25.00
Income (Loss) from Investment Operations:
Net Investment Income (Loss)(b)	0.14		0.39	(0.12)	(0.07)		(0.07)
Net Realized and Unrealized Gain (Loss)(c)	2.06		(25.18)	2.05	14.92	(d)	1.79
Total from Investment Operations	2.20		(24.79)	1.93	14.85		1.72

Distributions to Shareholders
Net Investment Income	(0.05)		—	—	(0.05)		—
Total from Distributions	(0.05)		—	—	(0.05)		—

Capital Share Transactions
Transaction Fees	—		—	0.02	0.01		0.01

Net Asset Value, End of Year/Period	$20.85		$18.70	$43.49	$41.54		$26.73

Total Return on Net Asset Value(e)	11.76	%(f)	-57.00%	4.68%	55.70	%(g)	6.91	%(f)

Supplemental Data:
Net Assets, End of Year/Period (000’s)	$2,085		$2,337	$10,872	$10,386		$2,005
Ratio of Expenses to Average Net Assets	0.69	%(h)	0.69%	0.69%	0.69%		0.69	%(h)
Ratio of Net Investment Loss to Average Net Assets	1.35	%(h)	1.37%	-0.24%	-0.21%		-0.34	%(h)
Portfolio Turnover(i)	30	%(f)	176%	69%	83%		64	%(f)

(a)     The Fund commenced operations on January 29, 2019.

(b)    Calculated based on average shares outstanding during the period.

(c)     Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period and may not reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the year.

(d)    Includes a $0.06 gain derived from a payment from affiliate.

(e)     Total Return on Net Asset Value is based on the change in net asset value (“NAV”) of a share during the period and assumes reinvestment of dividends and distributions at NAV. Total Return on Net Asset Value is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

(f)     Not Annualized.

(g)    Before payment from affiliate for the loss resulting from trade error, the total return for the period would have been 55.47%.

(h)    Annualized.

(i)     Excludes the impact of in-kind transactions.

The accompanying notes are an integral part of these financial statements.

Amplify ETF Trust

Amplify Seymour Cannabis ETF

Financial Highlights

	Six-Months Ended April 30, 2023 (Unaudited)		Year Ended October 31, 2022		Year Ended October 31, 2021	Year Ended October 31, 2020	Period Ended October 31, 2019(a)
Net Asset Value, Beginning of Year/Period	$6.85		$17.37		$11.81	$15.61	$24.71
Income (Loss) from Investment Operations:
Net Investment Income(b)	0.02		0.00	(c)	0.01	0.31	0.00	(c)
Net Realized and Unrealized Gain (Loss)(d)	(2.89)		(10.52)		5.65	(4.03)	(9.10)
Total from Investment Operations	(2.87)		(10.52)		5.66	(3.72)	(9.10)

Distributions to Shareholders
Net Investment Income	—		(0.00	)(c)	(0.10)	(0.08)	—
Total from Distributions	—		(0.00	)(c)	(0.10)	(0.08)	—

Capital Share Transactions
Transaction Fees	—		—		—	0.00 (c)	—

Net Asset Value, End of Year/Period	$3.98		$6.85		$17.37	$11.81	$15.61

Total Return on Net Asset Value(e)	-41.80	%(f)	-60.58%		47.93%	-24.94%	-37.28	%(f)

Supplemental Data:
Net Assets, End of Year/Period (000’s)	$25,504		$42,451		$103,361	$6,497	$5,465
Ratio of Expenses to Average Net Assets (Before Advisory Fees Waived/Reimbursed & Securities Lending Credit)	1.35	%(g)	1.08%		0.97%	5.61%	6.14	%(g)
Ratio of Expenses to Average Net Assets (After Advisory Fees Waived/Reimbursed)	0.75	%(g)	0.75%		0.75%	2.22%	5.73	%(g)
Ratio of Expenses to Average Net Assets (After Advisory Fees Waived/Reimbursed & Securities Lending Credit)	0.75	%(g)	0.75%		0.75%	0.75%	0.75	%(g)
Ratio of Net Investment Income to Average Net Assets (Before Advisory Fees Waived)	0.32	%(g)	-0.28%		-0.17%	-1.93%	6.14	%(g)
Ratio of Net Investment Income to Average Net Assets (After Advisory Fees Waived)	0.92	%(g)	0.05%		0.05%	2.93%	-0.10	%(g)
Portfolio Turnover(h)	19	%(f)	27%		124%	64%	23	%(f)

(a)     The Fund commenced operations on July 22, 2019.

(b)    Calculated based on average shares outstanding during the period.

(c)     Less than $0.005.

(d)    Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period and may not reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the year.

(e)     Total Return on Net Asset Value is based on the change in net asset value (“NAV”) of a share during the period and assumes reinvestment of dividends and distributions at NAV. Total Return on Net Asset Value is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

(f)     Not Annualized.

(g)    Annualized.

(h)    Excludes the impact of in-kind transactions.

The accompanying notes are an integral part of these financial statements.

Amplify ETF Trust

Amplify BlackSwan ISWN ETF

Financial Highlights

	Six-Months Ended April 30, 2023 (Unaudited)		Year Ended October 31, 2022	Period Ended October 31, 2021(a)
Net Asset Value, Beginning of Year/Period	$17.66		$25.50	$25.00
Income (Loss) from Investment Operations:
Net Investment Income(b)	0.27		0.30	0.07
Net Realized and Unrealized Gain (Loss)(c)	2.14		(7.77)	0.48
Total from Investment Operations	2.41		(7.47)	0.55

Distributions to Shareholders
Net Investment Income	(0.27)		(0.27)	(0.05)
Net Realized Gains	—		(0.10)	—
Total from Distributions	(0.27)		(0.37)	(0.05)

Net Asset Value, End of Year/Period	$19.80		$17.66	$25.50

Total Return on Net Asset Value(d)	13.69	%(e)	-29.51%	2.23	%(e)

Supplemental Data:
Net Assets, End of Year/Period (000’s)	$36,623		$31,348	$43,353
Ratio of Expenses to Average Net Assets	0.49	%(f)	0.49%	0.49	%(f)
Ratio of Net Investment Income to Average Net Assets	2.87	%(f)	1.42%	0.38	%(f)
Portfolio Turnover(g)	103	%(e)	221%	123	%(e)

(a)     The Fund commenced operations on January 25, 2021.

(b)    Calculated based on average shares outstanding during the period.

(c)     Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period and may not reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the year.

(d)    Total Return on Net Asset Value is based on the change in net asset value (“NAV”) of a share during the period and assumes reinvestment of dividends and distributions at NAV. Total Return on Net Asset Value is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

(e)     Not Annualized.

(f)     Annualized.

(g)    Excludes the impact of in-kind transactions.

The accompanying notes are an integral part of these financial statements.

Amplify ETF Trust

Amplify Thematic All-Stars ETF

Financial Highlights

	Six-Months Ended April 30, 2023 (Unaudited)		Year Ended October 31, 2022		Period Ended October 31, 2021(a)
Net Asset Value, Beginning of Year/Period	$16.09		$28.27		$25.05
Income (Loss) from Investment Operations:
Net Investment Income (Loss)(b)	0.01		(0.01)		(0.02)
Net Realized and Unrealized Gain (Loss)(c)	0.37		(12.17)		3.24
Total from Investment Operations	0.38		(12.18)		3.22

Distributions to Shareholders
Net Realized Gains	—		(0.00	)(d)	—
Total from Distributions	—		(0.00	)(d)	—

Capital Share Transactions
Transaction Fees	—		0.00	(d)	0.00	(d)

Net Asset Value, End of Year/Period	$16.47		$16.09		$28.27

Total Return on Net Asset Value(e)	2.33	%(f)	-43.07%		12.85	%(f)(g)

Supplemental Data:
Net Assets, End of Year/Period (000’s)	$3,705		$4,828		$11,308
Ratio of Expenses to Average Net Assets	0.49	%(h)	0.49%		0.49	%(h)
Ratio of Net Investment Income to Average Net Assets	0.12	%(h)	-0.03%		-0.23	%(h)
Portfolio Turnover(i)	35	%(f)	70%		48	%(f)

(a)     The Fund commenced operations on July 20, 2021.

(b)    Calculated based on average shares outstanding during the period.

(c)     Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period and may not reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the year.

(d)    Less than $0.005.

(e)     Total Return on Net Asset Value is based on the change in net asset value (“NAV”) of a share during the period and assumes reinvestment of dividends and distributions at NAV. Total Return on Net Asset Value is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

(f)     Not Annualized.

(g)    Before payment from affiliate for the loss resulting from a trade error, the total return for the period would have been 12.84%. See Note 5.

(h)    Annualized.

(i)     Excludes the impact of in-kind transactions.

The accompanying notes are an integral part of these financial statements.

Amplify ETF Trust

Amplify Digital & Online Trading ETF

Financial Highlights

	Six-Months Ended April 30, 2023 (Unaudited)		Year Ended October 31, 2022	Period Ended October 31, 2021(a)
Net Asset Value, Beginning of Year/Period	$14.19		$26.78	$25.27
Income (Loss) from Investment Operations:
Net Investment Income(b)	0.07		0.10	0.04
Net Realized and Unrealized Gain (Loss)(c)	(0.30)		(12.61)	1.47
Total from Investment Operations	(0.23)		(12.51)	1.51

Distributions to Shareholders
Net Investment Income	(0.12)		(0.08)	—
Total from Distributions	(0.12)		(0.08)	—

Net Asset Value, End of Year/Period	$13.84		$14.19	$26.78

Total Return on Net Asset Value(d)	-1.57	%(e)	-46.83%	5.97	%(e)

Supplemental Data:
Net Assets, End of Year/Period (000’s)	$346		$355	$669
Ratio of Expenses to Average Net Assets	0.70	%(f)(g)	0.59%	0.59	%(f)
Ratio of Net Investment Income to Average Net Assets	0.97	%(f)	0.54%	1.43	%(f)
Portfolio Turnover(h)	26	%(e)	54%	7	%(e)

(a)     The Fund commenced operations on September 21, 2021.

(b)    Calculated based on average shares outstanding during the period.

(c)     Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period and may not reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the year.

(d)    Total Return on Net Asset Value is based on the change in net asset value (“NAV”) of a share during the period and assumes reinvestment of dividends and distributions at NAV. Total Return on Net Asset Value is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

(e)     Not Annualized.

(f)     Annualized.

(g)    Includes broker interest expense of 0.11%.

(h)    Excludes the impact of in-kind transactions.

The accompanying notes are an integral part of these financial statements.

Amplify ETF Trust

Amplify BlackSwan Tech & Treasury ETF

Financial Highlights

	Six-Months Ended April 30, 2023 (Unaudited)		Period Ended October 31, 2022(a)
Net Asset Value, Beginning of Period	$16.96		$24.95
Income (Loss) from Investment Operations:
Net Investment Income(b)	0.27		0.30
Net Realized and Unrealized Gain (Loss)(c)	1.30		(8.03)
Total from Investment Operations	1.57		(7.73)

Distributions to Shareholders
Net Investment Income	(0.29)		(0.26)
Total from Distributions	(0.29)		(0.26)

Net Asset Value, End of Period	$18.24		$16.96

Total Return on Net Asset Value(d)	9.39	%(e)	-31.07	%(e)

Supplemental Data:
Net Assets, End of Period (000’s)	$2,280		$2,968
Ratio of Expenses to Average Net Assets	0.49	%(f)	0.49	%(f)
Ratio of Net Investment Income to Average Net Assets	3.07	%(f)	1.70	%(f)
Portfolio Turnover(g)	114	%(e)	153	%(e)

(a)     The Fund commenced operations on December 8, 2021.

(b)    Calculated based on average shares outstanding during the period.

(c)     Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period and may not reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the year.

(d)    Total Return on Net Asset Value is based on the change in net asset value (“NAV”) of a share during the period and assumes reinvestment of dividends and distributions at NAV. Total Return on Net Asset Value is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

(e)     Not Annualized.

(f)     Annualized.

(g)    Excludes the impact of in-kind transactions.

The accompanying notes are an integral part of these financial statements.

Amplify ETF Trust

Amplify Inflation Fighter ETF

Consolidated Financial Highlights(a)

	Six-Months Ended April 30, 2023 (Unaudited)		Period Ended October 31, 2022(b)
Net Asset Value, Beginning of Period	$20.34		$24.77
Income (Loss) from Investment Operations:
Net Investment Income(c)	0.13		0.16
Net Realized and Unrealized Gain (Loss)(d)	1.91		(4.59)
Total from Investment Operations	2.04		(4.43)

Distributions to Shareholders
Net Investment Income	(0.11)		—
Total from Distributions	(0.11)		—

Capital Share Transactions
Transaction Fees	0.00	(e)	0.00	(e)

Net Asset Value, End of Period	$22.27		$20.34

Total Return on Net Asset Value(f)	9.96	%(g)	-17.88	%(g)

Supplemental Data:
Net Assets, End of Period (000’s)	$8,909		$11,186
Ratio of Expenses to Average Net Assets	0.85	%(h)	0.85	%(h)
Ratio of Net Investment Income to Average Net Assets	1.18	%(h)	0.93	%(h)
Portfolio Turnover(i)	16	%(g)	61	%(g)

(a)     Financial Highlights have been consolidated. See Note 1 in the Notes to Financial Statements for basis of consolidation.

(b)    The Fund commenced operations on February 1, 2022.

(c)     Calculated based on average shares outstanding during the period.

(d)    Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period and may not reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the year.

(e)     Less than $0.005.

(f)     Total Return on Net Asset Value is based on the change in net asset value (“NAV”) of a share during the period and assumes reinvestment of dividends and distributions at NAV. Total Return on Net Asset Value is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

(g)    Not Annualized.

(h)    Annualized.

(i)     Excludes the impact of in-kind transactions.

The accompanying notes are an integral part of these financial statements.

Amplify ETF Trust

Amplify Natural Resources Dividend Income ETF

Financial Highlights

	Six-Months Ended April 30, 2023 (Unaudited)		Period Ended October 31, 2022(a)
Net Asset Value, Beginning of Period	$25.01		$25.79
Income (Loss) from Investment Operations:
Net Investment Income(b)	0.96		0.18
Net Realized and Unrealized Gain (Loss)(c)	0.28		(0.76)
Total from Investment Operations	1.24		(0.58)

Distributions to Shareholders
Net Investment Income	(0.85)		(0.18)
Return of Capital	—		(0.02)
Total from Distributions	(0.85)		(0.20)

Net Asset Value, End of Period	$25.40		$25.01

Total Return on Net Asset Value(d)	4.98	%(e)	-2.16	%(e)

Supplemental Data:
Net Assets, End of Period (000’s)	$6,351		$1,876
Ratio of Expenses to Average Net Assets	0.59	%(f)	0.59	%(f)
Ratio of Net Investment Income to Average Net Assets	7.47	%(f)	3.94	%(f)
Portfolio Turnover(g)	100	%(e)	31	%(e)

(a)     The Fund commenced operations on August 23, 2022.

(b)    Calculated based on average shares outstanding during the period.

(c)     Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period and may not reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the year.

(d)    Total Return on Net Asset Value is based on the change in net asset value (“NAV”) of a share during the period and assumes reinvestment of dividends and distributions at NAV. Total Return on Net Asset Value is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

(e)     Not Annualized.

(f)     Annualized.

(g)    Excludes the impact of in-kind transactions.
The accompanying notes are an integral part of these financial statements.

Amplify ETF Trust

Amplify International Enhanced Dividend Income ETF

Financial Highlights

	Six-Months Ended April 30, 2023 (Unaudited)		Period Ended October 31, 2022(a)
Net Asset Value, Beginning of Period	$24.24		$25.03
Income (Loss) from Investment Operations:
Net Investment Income(b)	0.59		0.09
Net Realized and Unrealized Gain (Loss)(c)	2.84		(0.63)
Total from Investment Operations	3.43		(0.54)

Distributions to Shareholders
Net Investment Income	(0.81)		(0.07)
Return of Capital	—		(0.18)
Total from Distributions	(0.81)		(0.25)

Capital Share Transactions
Transaction Fees	0.01		—

Net Asset Value, End of Period	$26.87		$24.24

Total Return on Net Asset Value(d)	14.23	%(f)	-2.14	%(f)

Supplemental Data:
Net Assets, End of Period (000’s)	$22,843		$1,818
Ratio of Expenses to Average Net Assets	0.65	%(e)	0.65	%(e)
Ratio of Net Investment Income to Average Net Assets	4.42	%(e)	2.40	%(e)
Portfolio Turnover(g)	37	%(f)	12	%(f)

(a)     The Fund commenced operations on September 7, 2022.

(b)    Calculated based on average shares outstanding during the period.

(c)     Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period and may not reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the year.

(d)    Total Return on Net Asset Value is based on the change in net asset value (“NAV”) of a share during the period and assumes reinvestment of dividends and distributions at NAV. Total Return on Net Asset Value is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

(e)     Annualized.

(f)     Not Annualized.

(g)    Excludes the impact of in-kind transactions.

The accompanying notes are an integral part of these financial statements.

Amplify ETF Trust

Notes to the Financial Statements

April 30, 2023 (Unaudited)

1.    ORGANIZATION

Amplify ETF Trust (the “Trust”) was organized as a Massachusetts business trust on January 6, 2015, and is authorized to issue an unlimited number of shares in one or more series of funds. The Trust is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust currently consists of multiple operational series, of which are covered in this report, (each a “Fund” and collectively the “Funds”). Each Fund represents a beneficial interest in a separate portfolio of securities and other assets, with their own investment objectives and policies.

The Funds list and principally trade their shares on the New York Stock Exchange Arca (“NYSE”) and the Cboe BZX Exchange, Inc. (“Cboe”) (each an “Exchange” and collectively the “Exchanges”). Shares of the Funds trade on the Exchanges at market prices that may be below, at, or above the Funds’ net asset value (“NAV”). YYY, IBUY, DIVO, BLOK, BATT, and CNBS, will issue and redeem shares on a continuous basis at NAV only in large blocks of shares, typically 50,000 shares, called “Creation Units.” SWAN will issue and redeem shares on a continuous basis at NAV only in creation units of, typically 10,000 shares. EMFQ, ISWN, MVPS, BIDS, QSWN, IWIN, NDIV, and IDVO will issue and redeem shares on a continuous basis at NAV only in creation units of, typically 25,000 shares. Creation Units will be issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally will trade in the secondary market at market prices that change throughout the day in quantities less than a Creation Unit. Except when aggregated in Creation Units, shares are not redeemable securities of a Fund. Shares of a Fund may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed an Authorized Participant Agreement with Foreside Fund Services, LLC (“the Distributor”). Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Funds. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees.

A creation unit will generally not be issued until the transfer of good title of the deposit securities to CNBS and the payment of any cash amounts have been completed. To the extent contemplated by the applicable authorized participant agreement, Creation Units of CNBS will be issued to such authorized participant notwithstanding the fact that CNBS deposits have not been received in part or in whole, in reliance on the undertaking of the authorized participant to deliver the missing deposit securities as soon as possible, which undertaking shall be secured by such authorized participant’s delivery and maintenance of collateral consisting of cash in the form of U.S. dollars immediately available funds having a value (marked to market daily) at least equal to 105% of the value of the missing deposit securities.

Each Fund currently offers one class of shares, which has no front end sales load, no deferred sales charge, and no redemption fee. The Funds may issue an unlimited number of shares of beneficial interest, with par value of $0.01 per share. All shares of the Funds have equal rights and privileges.

Fund Name	Ticker	Commencement of Operations	Diversification	Exchange	Transaction Fees
Amplify High Income ETF	YYY	June 11, 2012	Diversified	NYSE	$500
Amplify Online Retail ETF	IBUY	April 19, 2016	Diversified	NYSE	500
Amplify CWP Enhanced Dividend Income ETF	DIVO	December 13, 2016	Non-Diversified	NYSE	500
Amplify Transformational Data Sharing ETF	BLOK	January 16, 2018	Diversified	NYSE	500
Amplify Lithium & Battery Technology ETF	BATT	June 4, 2018	Non-Diversified	NYSE	1,000
Amplify BlackSwan Growth & Treasury Core ETF	SWAN	November 5, 2018	Diversified	NYSE	300
Amplify Emerging Markets FinTech ETF	EMFQ	January 19, 2019	Diversified	NYSE	750
Amplify Seymour Cannabis ETF	CNBS	July 22, 2019	Non-Diversified	NYSE	500
Amplify BlackSwan ISWN ETF	ISWN	January 25, 2021	Non-Diversified	NYSE	300
Amplify Thematic All-Stars ETF	MVPS	July 20, 2021	Non-Diversified	NYSE	1,500
Amplify Digital & Online Trading ETF	BIDS	September 21, 2021	Non-Diversified	NYSE	750
Amplify BlackSwan Tech & Treasury ETF	QSWN	December 8, 2021	Non-Diversified	NYSE	300
Amplify Inflation Fighter ETF	IWIN	February 1, 2022	Non-Diversified	NYSE	500
Amplify Natural Resources Dividend Income ETF	NDIV	August 23, 2022	Non-Diversified	NYSE	300
Amplify International Enhanced Dividend Income ETF	IDVO	September 7, 2022	Non-Diversified	NYSE	300

Amplify ETF Trust

Notes to the Financial Statements

April 30, 2023 (Unaudited) (Continued)

The investment objectives of the Funds are to seek investment results that generally correspond (before fees and expenses) to the price and yield of the following indexes, respectively.

Ticker	Index
YYY	ISE High IncomeTM Index
IBUY	EQM Online Retail Index
BATT	EQM Lithium & Battery Technology Index
SWAN	S-Network BlackSwan Core Index
EMFQ	Amplify Emerging Markets FinTech ETF
ISWN	S-Network BlackSwan International Index
MVPS	ETF All-Stars Thematic Composite Index
BIDS	BlueStar® Global E-Brokers and Digital Capital Markets Index
QSWN	S-Network BlackSwan Tech & Treasury Index
NDIV	EQM Natural Resources Dividend Income Index

The investment objective of DIVO and IDVO is to seek to provide current income as its primary objective and to provide capital appreciation as its secondary objective. The investment objective of BLOK is to seek to provide investors with total return. The investment objective of CNBS is to seek to provide investors capital appreciation. The investment objective of IWIN is to seek to provide investors with long-term capital appreciation in inflation-adjusted terms.

2.    SIGNIFICANT ACCOUNTING POLICIES

The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services – Investment Companies.

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

CONSOLIDATION OF SUBSIDIARY

IWIN’s portfolio managers expect to obtain commodities exposure primarily through investments in commodity futures contracts via a wholly owned subsidiary of the Fund, Amplify Inflation Fighter (Cayman) Ltd. (the “Subsidiary”). The Subsidiary, which is organized under the laws of the Cayman Islands, is designed to enhance the ability of the Fund to obtain exposure to the commodities markets consistent with the limits of the U.S. federal tax law requirements applicable to registered investment companies. The Fund is the sole shareholder of the Subsidiary, which will not be sold or offered to other investors. The Subsidiary is overseen by its own board of directors. The Fund’s investment in the Subsidiary may not exceed 25% of the Fund’s total assets at each quarter-end of the Fund’s fiscal year end. The consolidated financial statements of the Fund include the financial statements of the Subsidiary. The Fund consolidates the results of subsidiaries in which the Fund holds a controlling financial interest. All inter-company accounts and transactions have been eliminated. As of the end of the reporting period, the net assets of the Subsidiary were $1,686,196 which represented 18.93% of the Fund’s net assets.

SECURITY VALUATION

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Funds disclose fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction

Amplify ETF Trust

Notes to the Financial Statements

April 30, 2023 (Unaudited) (Continued)

between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The following describes the levels of the fair value hierarchy:

Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

Level 2 – Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 – Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

The valuation techniques used by the Funds to measure fair value for the period ended April 30, 2023 maximized the use of observable inputs and minimized the use of unobservable inputs.

For the period ended April 30, 2023, there have been no significant changes to the Funds’ fair valuation methodologies.

Common stocks, preferred stock, and other equity securities listed on any national or foreign exchange (excluding Nasdaq) and the London Stock Exchange Alternative Investment Market (“AIM”) will be valued at the last price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the exchange representing the principal market for such securities. Foreign securities and other assets denominated in foreign currencies are translated into U.S. dollars at the current exchange rate, which approximates fair value. Redeemable securities issued by open-end investment companies shall be valued at the investment company’s applicable NAV, with the exception of exchange-traded open-end and closed-end investment companies which are priced as equity securities. Exchange-traded options will be valued at the current mean price where such contracts are principally traded. Securities traded in the over-the-counter market are valued at the mean of the bid and the asked price, if available, and otherwise at their closing bid price. Fixed income securities will be valued at the mean price. Fixed income securities having a remaining maturity of 60 days or less when purchased will be valued at the current market price. If there is no current market available then the securities will be valued at cost and adjusted for amortization of premiums and accretions of discounts. Swaps will be valued by using the market close price of the underlying holdings. Futures contracts will be valued at the settlement price. If there is no current market price available, then the securities will be valued at the last trade price.

The Trust’s Valuation Procedures provide for the designation of the Adviser as “Valuation Designee”. If no quotation is available from either a pricing service, or one or more brokers or there is reason to question the reliability or accuracy of a quotation supplied, securities are valued at fair value as determined in good faith, by the Valuation Designee pursuant to procedures established by the Funds’ Board of Trustees (the “Board”).

The following is a summary of the fair valuations according to the inputs used to value the Funds’ investments as of April 30, 2023:

Category	YYY	IBUY	DIVO	BLOK	BATT
Investments in Securities
Assets
Level 1
Investment Companies	$344,392,559	$—	$—	$—	$—
Common Stocks	—	190,872,474	2,518,998,279	427,664,773	150,446,447
Exchange Traded Funds	—	—	—	18,302,992	—
Money Market Funds	1,073,233	764,416	417,753,520	4,433,359	347,977
Investments Purchased with Proceeds from Securities Lending	12,841,369	13,898,713	—	127,081,417	14,471,261
Total Level 1	358,307,161	205,535,603	2,936,751,799	577,482,541	165,265,685

Amplify ETF Trust

Notes to the Financial Statements

April 30, 2023 (Unaudited) (Continued)

Category	YYY	IBUY	DIVO	BLOK	BATT
Level 2
Corporate Bonds	—	—	—	1,809,720	—
Exchange Traded Funds	—	—	—	2,867,676	—
Total Level 2	—	—	—	4,677,396	—
Level 3
Common Stocks	—	0	—	—	0
Convertible Bonds	—	—	—	7,148,049	—
Total Level 3	—	0	—	7,148,049	0
Total	$358,307,161	$205,535,603	$2,936,751,799	$589,307,986	$165,265,685
Other Financial Instruments(a)
Liabilities
Level 1
Options Written	$—	$—	$1,965,081	$—	$—
Total Level 1	—	—	1,965,081	—	—
Level 2	—	—	—	—	—
Total Level 2	—	—	—	—	—
Level 3	—	—	—	—	—
Total Level 3	—	—	—	—	—
Total	$—	$—	$1,965,081	$—	$—
Category	SWAN	EMFQ	CNBS	ISWN	MVPS
Investments in Securities
Assets
Level 1
Common Stocks	$—	$2,059,916	$14,265,923	$—	$3,686,027
Preferred Stock	—	—	—	—	11,785
U.S. Government Notes/Bonds	213,860,229	—	—	31,786,724	—
Purchased Options	19,074,771	—	—	4,348,828	—
Money Market Funds	396,898	1,877	6,088,413	161,199	7,487
Investments Purchased with Proceeds from Securities Lending	—	200,289	—	—	139,066
Total Level 1	233,331,898	2,262,082	20,354,336	36,296,751	3,844,365
Level 2
Total Level 2	—	—	—	—	—
Level 3
Common Stocks	—	0	—	—	—
Total Level 3	—	0	—	—	—
Total	$233,331,898	$2,262,082	$20,354,336	$36,296,751	$3,844,365

Amplify ETF Trust

Notes to the Financial Statements

April 30, 2023 (Unaudited) (Continued)

Category	BIDS	QSWN	IWIN	NDIV	IDVO
Investments in Securities
Assets
Level 1
Common Stocks	$336,132	$—	$7,220,103	$6,275,075	$19,778,151
U.S. Government Notes/Bonds	—	2,007,157	1,439,986	—	—
Purchased Options	—	240,538	—	—	—
Exchange Traded Funds	—	—	—	—	—
Money Market Funds	3,630	11,300	142,492	39,468	2,701,267
Investments Purchased with Proceeds from Securities Lending	27,531	—	—	—	—
Total Level 1	367,293	2,258,995	8,802,581	6,314,543	22,479,418
Level 2
Common Stocks	—	—	—	—	103,794
Total Level 2	—	—	—	—	103,794
Level 3
Total Level 3	—	—	—	—	—
Total	$367,293	$2,258,995	$8,802,581	$6,314,543	$22,583,212
Other Financial Instruments(a)
Assets
Level 1
Futures Contracts	$—	$—	$28,964	$—	$—
Total Level 1	—	—	28,964	—	—
Level 2	—	—	—	—	—
Total Level 2	—	—	—	—	—
Level 3	—	—	—	—	—
Total Level 3	—	—	—	—	—
Total	$—	$—	$28,964	$—	$—
Other Financial Instruments(a)
Liabilities
Level 1
Futures Contracts	$—	$—	$10,995	$—	$—
Options Written	—	—	—	—	17,300
Total Level 1	—	—	10,995	—	17,300
Level 2	—	—	—	—	—
Total Level 2	—	—	—	—	—
Level 3	—	—	—	—	—
Total Level 3	—	—	—	—	—
Total	$—	$—	$10,995	$—	$17,300

See the Schedules of Investments for further disaggregation of investment categories.

(a)       Other Financial Instruments are derivative instruments not reflected in the Schedules of Investments, such as options written, total return swap agreements, and futures contracts which are reflected at value.

Amplify ETF Trust

Notes to the Financial Statements

April 30, 2023 (Unaudited) (Continued)

Below is a reconciliation of securities in Level 3 for The Funds for the period ended April 30, 2023.

	Balance as of 10/31/2022	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Purchases/ Acquisition	Sales	Corporate Action	Transfers In/Out of Level 3	Balance as of 04/30/2023	Net Change in Unrealized Appreciation (Depreciation) on Securities held at 04/30/2023
IBUY – Common Stocks	$0	$—	$—	$—	$—	$—	$—	$0	$—
BLOK – Convertible Bonds	8,496,096	—	(1,348,047)	—	—	—	—	7,148,049	(1,348,047)
BATT – Common Stocks	0	—	—	—	—	—	—	0	—
EMFQ – Common Stocks	0	—	—	—	—	—	—	0	—

The following is a summary of quantitative information about Level 3 Fair Value Measurements:

IBUY	Fair Value as of 04/30/2023	Valuation Techniques	Unobservable Input	Range/Weighted Average Unobservable Input	Impact to Valuation from an Increase to Input
Common Stock	$0	Market Approach	No Market Activity	—	Increase
BLOK	Fair Value as of 04/30/2023	Valuation Techniques	Unobservable Input	Range/Weighted Average Unobservable Input	Impact to Valuation from an Increase to Input
Convertible Bonds	$7,148,049	Sum of the Parts	Discount Rate Probability of Recovery	N/A/16.219% N/A/30%	Decrease Increase
BATT	Fair Value as of 04/30/2023	Valuation Techniques	Unobservable Input	Range/Weighted Average Unobservable Input	Impact to Valuation from an Increase to Input
Common Stocks	$0	Market Approach	No Market Activity	—	Increase
EMFQ	Fair Value as of 04/30/2023	Valuation Techniques	Unobservable Input	Range/Weighted Average Unobservable Input	Impact to Valuation from an Increase to Input
Common Stocks	$0	Market Approach	No Market Activity	—	Increase

OPTION WRITING

DIVO and IDVO will each employ an option strategy in which they will write U.S. exchange-traded covered call options on equity securities in the portfolios in order to seek additional income (in the form of premiums on the options) and selective repurchase of such options. A call option written (sold) by DIVO or IDVO will give the holder (buyer) the right to buy a certain equity security at a predetermined strike price from DIVO or IDVO. A premium is the income received by an investor who sells or writes an option contract to another party. DIVO and IDVO seek to lower risk and enhance total return by tactically selling short-term call options on some, or all, of the equity securities in the portfolio. Specifically, DIVO seeks to provide gross income of approximately 2-3% from dividend income and 2-4% from option premium, plus the potential for capital appreciation. IDVO seeks to provide gross income of approximately 3-4% from dividend income and 2-4% from option premium, plus the potential for capital appreciation. Unlike a systematic covered call

Amplify ETF Trust

Notes to the Financial Statements

April 30, 2023 (Unaudited) (Continued)

program, DIVO and IDVO are not obligated to continuously cover each individual equity position. When one of the underlying stocks demonstrates strength or an increase in implied volatility, DIVO and IDVO identify that opportunity and sell call options tactically, rather than keeping all positions covered and limiting potential upside.

When DIVO or IDVO write an option, an amount equal to the premium received by DIVO or IDVO, respectively is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by DIVO and IDVO on the expiration date as realized gains from options written. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether DIVO or IDVO has realized a gain or loss. DIVO and IDVO, as writers of an option, bear the market risk of an unfavorable change in the price of the security underlying the written option. During the period, DIVO and IDVO used written covered call options in a manner consistent with the strategy described above.

SWAN, ISWN, and QSWN’s investments in options contracts will primarily be long-term equity anticipation securities known as LEAP Options. LEAP Options are long-term exchange-traded call options that allow holders the opportunity to participate in the underlying securities’ appreciation in excess of a specified strike price without receiving payments equivalent to any cash dividends declared on the underlying securities. A holder of a LEAP Option will be entitled to receive a specified number of shares of the underlying stock upon payment of the exercise price, and therefore the LEAP Option will be exercisable at any time the price of the underlying stock is above the strike price. However, if at expiration the price of the underlying stock is at or below the strike price, the LEAP Option will expire and be worthless.

SWAP AGREEMENTS

CNBS may enter into total return swaps for investment purposes. Total return swaps are agreements to exchange the return generated by one instrument for the return generated by another instrument. For example, the agreement to pay a predetermined or fixed interest rate in exchange for a market-linked return based on a notional amount. To the extent the total return of a referenced index or instrument exceeds the offsetting interest obligation, a Fund will receive a payment from the counterparty. To the extent it is less, a Fund will make a payment to the counterparty. The marked-to-market value less a financing rate, if any, is recorded in net unrealized appreciation (depreciation) on swaps on the Statements of Assets and Liabilities. At termination or maturity date, a net cash flow is exchanged where the total return is equivalent to the return of the underlying reference asset less a financing rate, if any, and is recorded in net realized gain (loss) on swaps on the Statements of Operations. To the extent the marked-to market value of a total return swap appreciates to the benefit of a Fund and exceeds certain contractual thresholds, a Fund’s counterparty may be contractually required to provide collateral. If the marked-to-market value of a total return swap depreciates in value to the benefit of a counterparty and exceeds certain contractual thresholds, a Fund would generally be required to provide collateral for the benefit of its counterparty. Assets provided by the Funds as collateral are reflected as a component of investments in unaffiliated securities at value on the Statements of Assets and Liabilities and are noted on the Schedules of Investments. Assets provided to a Fund by a counterparty as collateral are not assets of the Fund and are not a component of a Fund’s net asset value.

FUTURES CONTRACTS

IWIN may use futures contracts to seek to enhance return, to hedge some of the risk of its investments in securities, as a substitute for a position in the underlying asset, to reduce transaction costs, to maintain full market exposure (which means to adjust the characteristics of their investments to more closely approximate those of the markets in which it invests), to manage cash flows, to limit exposure to losses due to changes to non-U.S. currency exchange rates or to preserve capital.

Amplify ETF Trust

Notes to the Financial Statements

April 30, 2023 (Unaudited) (Continued)

The value of derivative instruments on the Statements of Assets and Liabilities for DIVO, SWAN, CNBS, ISWN, QSWN, and IWIN as of April 30, 2023 is as follows:

The following table sets forth the fair value of DIVO’s derivative instruments:

Derivatives	Statement of Assets and Liabilities	Value as of April 30, 2023
Equity Contracts – Options	Options written, at value (liability)	$1,965,081

The following tables sets forth the effect of derivative instruments on the Statement of Operations for the period ended April 30, 2023 is as follows:

Derivatives	Location of Gains (Losses) on Derivatives Recognized in Income	Net Realized Gain	Net Change in Unrealized Appreciation
Equity Contracts	Options Written	$15,408,732	$2,306,799

The following table sets forth the fair value of SWAN’s derivative instruments:

Derivatives	Statement of Assets and Liabilities	Value as of April 30, 2023
Equity Contracts – Options	Investments, at Value (asset)	$19,074,771

The following tables sets forth the effect of derivative instruments on the Statement of Operations for the period ended April 30, 2023 is as follows:

Derivatives	Location of Gains (Losses) on Derivatives Recognized in Income	Net Realized Loss	Net Change in Unrealized Appreciation
Equity Contracts	Options Purchased	$(18,034,318)	$17,864,441

The following table sets forth the fair value of CNBS’ derivative instruments:

Derivatives	Statement of Assets and Liabilities	Value as of April 30, 2023
Equity Contracts – Swaps	Net Unrealized Depreciation on Swaps (liability)	$1,372,893

The following tables sets forth the effect of derivative instruments on the Statement of Operations for the period ended April 30, 2023 is as follows:

Derivatives	Location of Gains (Losses) on Derivatives Recognized in Income	Net Realized Loss	Net Change in Unrealized Depreciation
Equity Contracts	Swaps	$(6,024,006)	$(2,810,354)

The following table sets forth the fair value of ISWN’s derivative instruments:

Derivatives	Statement of Assets and Liabilities	Value as of April 30, 2023
Equity Contracts – Options	Investments, at Value (asset)	$4,348,828

Amplify ETF Trust

Notes to the Financial Statements

April 30, 2023 (Unaudited) (Continued)

The following tables sets forth the effect of derivative instruments on the Statement of Operations for the period ended April 30, 2023 is as follows:

Derivatives	Location of Gains (Losses) on Derivatives Recognized in Income	Net Realized Loss	Net Change in Unrealized Appreciation
Equity Contracts	Options Purchased	$(1,669,834)	$2,284,422

The following table sets forth the fair value of QSWN’s derivative instruments:

Derivatives	Statement of Assets and Liabilities	Value as of April 30, 2023
Equity Contracts – Options	Investments, at Value (asset)	$240,538

The following tables sets forth the effect of derivative instruments on the Statement of Operations for the period ended April 30, 2023 is as follows:

Derivatives	Location of Gains (Losses) on Derivatives Recognized in Income	Net Realized Loss	Net Change in Unrealized Appreciation
Commodity Contracts	Options Purchased	$(127,905)	$202,356

The following table sets forth the fair value of IWIN’s derivative instruments:

Derivatives	Statement of Assets and Liabilities	Value as of April 30, 2023
Commodity Contracts – Futures	Net Unrealized Appreciation on Futures (asset)	$17,969

The following tables sets forth the effect of derivative instruments on the Statement of Operations for the period ended April 30, 2023 is as follows:

Derivatives	Location of Gains (Losses) on Derivatives Recognized in Income	Net Realized Gain	Net Change in Unrealized Appreciation
Equity Contracts	Long Futures	$334,772	$17,361

The following table sets forth the fair value of IDVO’s derivative instruments:

Derivatives	Statement of Assets and Liabilities	Value as of April 30, 2023
Equity Contracts – Options	Options written, at value (liability)	$17,300

The following tables sets forth the effect of derivative instruments on the Statement of Operations for the period ended April 30, 2023 is as follows:

Derivatives	Location of Gains (Losses) on Derivatives Recognized in Income	Net Realized Gain	Net Change in Unrealized Depreciation
Equity Contracts	Options Written	$82,019	$(1,686)

Amplify ETF Trust

Notes to the Financial Statements

April 30, 2023 (Unaudited) (Continued)

OFFSETTING ASSETS AND LIABILITIES

The Funds are subject to various Master Netting Arrangements, which govern the terms of certain transactions with select counterparties. The Master Netting Arrangements allow the Funds to close out and net their total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty. The Master Netting Arrangements also specify collateral posting arrangements at pre-arranged exposure levels. Under the Master Netting Arrangements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Netting Arrangement with a counterparty in a given account exceeds a specified threshold depending on the counterparty and type of Master Netting Arrangement.

Liabilities				Gross Amounts not offset in the Statement of Assets and Liabilities
Description/Counterparty	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts Presented in the Statement of Assets and Liabilities	Financial Instruments	Collateral Pledged	Net Amount
DIVO
Options Written
Susquehanna Financial Group	$1,965,081	$—	$1,965,081	$1,965,081	$—	$—

CNBS
Swaps Executed
Cowen Financial Products, LLC	$1,372,893	$—	$1,372,893	$—	$1,372,893	$—

IWIN
Long Futures – Variation Margin
Phillip Capital	$3,948	$—	$3,948	$3,948	$—	$—

IDVO
Options Written
Susquehanna Financial Group	$17,300	$—	$17,300	$17,300	$—	$—

In some instances, the collateral amounts disclosed in the tables were adjusted due to the requirement to limit the collateral amounts to avoid the effect of overcollateralization. Actual collateral received/pledged may be more than the amounts disclosed herein.

SHORT POSITIONS

When a Fund sells a security it does not own (known as a “short” position), it must buy or borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of a short sale. For financial statement purposes, cash proceeds from securities sold short, if any, are included in the Statements of Assets and Liabilities as deposits at broker for securities sold short. The amount of the securities sold short, shown as a liability, is subsequently marked-to-market to reflect the current value of the short positions. Subsequent fluctuations in the market prices of securities sold short may require purchasing the securities at prices which could differ from the amount reflected in the Statements of Assets and Liabilities. A Fund is liable for any dividends or interest payable on securities while those securities are in a short position. Dividend and interest expense paid by the Funds, if any, are displayed in the Expenses section of the Statements of Operations. The Funds do not generally expect to engage in short sales.

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Notes to the Financial Statements

April 30, 2023 (Unaudited) (Continued)

SHARE VALUATION

The NAV per share of the Funds is calculated by dividing the sum of the value of the securities held by the Funds, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for each Fund, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the NYSE is closed for trading. The offering and redemption price per share for the Funds is equal to the Funds’ NAV.

USE OF ESTIMATES

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates.

FOREIGN CURRENCY TRANSLATION

The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the relevant rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rates on investments and currency gains or losses realized between the trade and settlement dates on securities transactions from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains (loss) on investments on the Statements of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on foreign currency transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent amounts actually received or paid.

SECURITY TRANSACTIONS AND INVESTMENT INCOME

Security transactions are accounted for on trade date. Costs used in determining realized gains and losses on the sale of investment securities are based on specific identification. Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income or separately disclosed, if any, are recorded at the fair value of the security received. Interest income is recognized on the accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. Discounts and premiums on securities purchased are accreted and amortized over the lives of the respective securities using the effective interest method.

Paid-in-kind (“PIK”) interest income received in the form of securities in-lieu of cash are recorded at the par value of the securities received. PIK accrues to cost and principal on a current basis but is generally not paid in cash until maturity or some other determined payment date.

Distributions received from YYY’s investments in closed-end funds (“CEFs”) are recorded as ordinary income, net realized capital gain or return of capital based on information reported by the CEFs and management’s estimates of such amounts based on historical information. These estimates are adjusted with the tax returns after the actual source of distributions has been disclosed by the CEFs and may differ from the estimated amounts.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

Dividends from net investment income and net realized capital gains, if any, will be declared and paid at least annually by the Funds. All distributions are recorded on the ex-dividend date.

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Notes to the Financial Statements

April 30, 2023 (Unaudited) (Continued)

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investments and foreign currency for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to distributable earnings/(accumulated deficit) and paid-in capital, as appropriate, in the period that the differences arise.

GUARANTEES AND INDEMNIFICATIONS

In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect risk of loss to be remote.

ORGANIZATIONAL AND OFFERING COSTS

All organizational costs incurred to establish the Funds were paid by the Adviser and are not subject to reimbursement.

3.    AGREEMENTS

The Adviser serves as investment adviser to the Funds. Pursuant to an Investment Management Agreement (the “Management Agreement”) between the Trust, on behalf of the Funds, and the Adviser, the Adviser provides investment advice to the Funds and oversees the day-to-day operations of the Funds, subject to the direction and control of the Board and the officers of the Trust.

Under the Management Agreement, the Funds will pay the following investment advisory fees to the Adviser as compensation for the services rendered, facilities furnished, and expenses paid by it (with the exception of CNBS), including the cost of transfer agency, custody, fund administration, legal, audit and other service and license fees, but excluding interest, taxes, brokerage commissions, and other expenses connected with the execution of portfolio transactions, distribution and service fees payable pursuant to a Rule 12b-1 Plan, if any, and extraordinary expenses.

Fund	Annual Rate of Average Daily Net Assets
YYY	0.50%
IBUY	0.65%
DIVO	0.55%
BLOK	0.70%
BATT	0.59%
SWAN	0.49%
EMFQ	0.69%
CNBS	0.65%
ISWN	0.59%
MVPS	0.59%
BIDS	0.59%
QSWN	0.49%
IWIN	0.85%
NDIV	0.59%
IDVO	0.65%

Pursuant to a contractual agreement between the Trust on behalf of CNBS, the Adviser has agreed to waive or reduce its fees to assume other expenses of CNBS, if necessary, in amounts that limit CNBS’ total operating expenses (exclusive of any Rule 12b-1 fees, taxes, interest, brokerage fees, acquired fund fees and expenses, expenses incurred in connection with any merger, reorganization, or proxy solicitation, litigation, and other extraordinary expenses) to not more than 0.75% of the average daily net assets of CNBS. For the period

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Notes to the Financial Statements

April 30, 2023 (Unaudited) (Continued)

ended April 30, 2023, the Adviser’s management fee was reduced by $99,039 and the Adviser paid none of the fund expenses. This contractual agreement expires on March 1, 2024. The Adviser is entitled to recoup any fees that it waived and/or fund expenses that it paid for a period of three years following such fee waivers and/or expense payments per the Expense Reimbursement and Fee Waiver Agreement as outlined in the schedule below:

Recoupment Expiration	Amount of Recoupment
October 31, 2023	$148,224
October 31, 2024	227,383
October 31, 2025	204,674
October 31, 2026	99,039

The Adviser has overall responsibility for overseeing the investment of the Funds’ assets, managing the Funds’ business affairs and providing certain clerical, bookkeeping and other administrative services for the Trust. Penserra Capital Management, LLC (“Penserra”) serves as the Sub-Adviser to YYY, IBUY, EMFQ, and BIDS. Toroso Investments, LLC, a Tidal Financial Group company, (“Toroso”) serves as the Sub-Adviser to BLOK, BATT, MVPS, IWIN, and NDIV. Penserra and Capital Wealth Planning, LLC (“CWP”) serve as the Sub-Advisers to DIVO and IDVO. Penserra and Seymour Asset Management, LLC (“SAM”) serve as Sub-Advisers to CNBS. Cerity Partners, LLC (“Cerity”) and Toroso serve as the Sub-Advisers to SWAN, ISWN, and QSWN (Penserra, together with CWP, Toroso, and Cerity the “Sub-Advisers,” and each, a “Sub-Adviser”). Each Sub-Adviser has responsibility for selecting and continuously monitoring the Fund’s investments. Sub-Advisory fees earned by Penserra, Toroso, Cerity, CWP, and SAM are paid by the Adviser.

U.S. Bancorp Fund Services, LLC (“Fund Services” or “Administrator”), doing business as U.S. Bank Global Fund Services, acts as the Funds’ Administrator and, in that capacity, performs various administrative and accounting services for the Funds. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the Board; monitors the activities of the Funds’ custodian, transfer agent and accountant. Fund Services also serves as the transfer agent and fund accountant to the Funds. U.S. Bank N.A. (“USB”), an affiliate of Fund Services, serves as the Funds’ custodian and securities lending agent.

The Distributor acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares.

Certain officers and Trustees of the Trust are also officers or employees of the Adviser or its affiliates. The Chief Compliance Officer and the Principal Financial Officer of the Adviser provide services to CNBS and the Advisor is entitled to receive reimbursement from CNBS for their services pursuant to its fee arrangements with CNBS.

4.    SECURITIES LENDING

The Funds may lend up to 33 1/3% of the value of the securities in their portfolios to brokers, dealers and financial institutions (but not individuals) under terms of participation in a securities lending programs administered by the Securities Lending Agents. The securities lending agreements require that loans are collateralized at all times in an amount equal to at least 102% of the value of any domestic loaned securities at the time of the loan, plus accrued interest. The use of loans of foreign securities, which are denominated and payable in U.S. dollars, shall be collateralized in an amount equal to 105% of the value of any loaned securities at the time of the loan plus accrued interest.

The Funds receive compensation in the form of fees and earn interest on the non-cash and cash collateral. Due to timing issues of when a security is recalled from loan, the financial statements may differ in presentation. The amount of fees depends on a number of factors including the type of security and length of the loan. The Funds continue to receive interest payments or dividends on the securities loaned during the borrowing period. Gain or loss in the value of securities loaned that may occur during the term of the loan will be for the account of the Funds. The Funds have the right under the terms of the securities lending agreements to recall the securities from the borrower on demand.

As of April 30, 2023, YYY, IBUY, BLOK, BATT, EMFQ, MVPS, and BIDS had loaned securities and received cash collateral for the loans. The cash collateral is invested by the Securities Lending Agents in accordance with approved investment guidelines. Those guidelines require the cash collateral to be invested in readily marketable, high quality, short-term obligations; however, such investments are subject to risk of payment delays or default on the part of the issuer or counterparty or otherwise may not generate sufficient interest to

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Notes to the Financial Statements

April 30, 2023 (Unaudited) (Continued)

support the costs associated with securities lending. The Funds could also experience delays in recovering its securities and possible loss of income or value if the borrower fails to return the borrowed securities, although the Funds are indemnified from this risk by contract with the Securities Lending Agents.

As of April 30, 2023, the values of the securities on loan and payable for collateral due to brokers were as follows:

Fund	Value of Securities on Loan	Payable for Collateral Received(a)
YYY	$12,683,771	$12,841,369
IBUY	11,439,816	13,898,713
DIVO	—	—
BLOK	121,115,547	127,081,417
BATT	13,742,079	14,471,261
SWAN	—	—
EMFQ	194,549	200,289
CNBS	—	—
ISWN	—	—
MVPS	133,841	139,066
BIDS	26,540	27,531
QSWN	—	—
IWIN	—	—
NIDV	—	—
IDVO	—	—

(a)     The cash collateral received was invested in the First American Government Obligations Fund as shown on the schedule of investments, a short-term investment portfolio with an overnight and continuous maturity. The investment objective is to seek to maximize current income and daily liquidity by purchasing U.S. government securities and repurchase agreements collateralized by such ogligations.

The interest income earned by the Funds on investments of cash collateral received from borrowers for the securities loaned to them (“Securities Lending Income”) is reflected in the Funds’ Statements of Operations. Fees and interest income earned on collateral investments and recognized by the Funds during the period ended April 30, 2023, were as follows:

Fund	Fees and Interest Earned
YYY	$175,195
IBUY	146,928
DIVO	4,979
BLOK	5,305,061
BATT	717,825
SWAN	—
EMFQ	9,215
CNBS	57,921
ISWN	—
MVPS	1,285
BIDS	648
QSWN	—
IWIN	1,453
NDIV	—
IDVO	—

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Notes to the Financial Statements

April 30, 2023 (Unaudited) (Continued)

Fees and interest income earned on collateral investments and recognized by the Funds under the securities lending program is reflected in the Funds’ Statements of Operations as securities lending income.

Due to the absence of a master netting agreement related to the Funds’ participation in securities lending, no additional offsetting disclosures have been made on behalf of the Funds for the total borrowings listed above.

5.    INVESTMENT TRANSACTIONS

For the period ended April 30, 2023, the purchases and sales of investments in securities, excluding in-kind transactions and short-term securities were:

Fund	Purchases	Sales
YYY	$85,739,091	$88,642,453
IBUY	38,495,984	37,933,104
DIVO	843,121,689	995,095,976
BLOK	88,510,138	76,349,655
BATT	34,164,007	39,960,585
SWAN	280,682,045	331,094,923
EMFQ	755,374	862,822
CNBS	4,730,692	3,394,491
ISWN	37,090,624	35,887,135
MVPS	1,425,913	1,472,303
BIDS	90,263	94,870
QSWN	2,536,461	2,988,934
IWIN	1,592,845	1,530,814
NDIV	4,049,102	4,104,520
IDVO	4,483,443	5,555,582

For the period ended April 30, 2023, in-kind transactions associated with creations and redemptions were:

Fund	Purchases	Sales
YYY	$68,193,450	$17,613,913
IBUY	28,842,635	31,649,135
DIVO	736,160,007	43,087,886
BLOK	14,600,815	43,768,208
BATT	3,044,506	6,669,802
SWAN	—	—
EMFQ	—	431,616
CNBS	568,294	—
ISWN	—	—
MVPS	—	1,119,992
BIDS	—	—
QSWN	—	403,992
IWIN	400,503	2,862,220
NDIV	5,841,980	1,239,824
IDVO	19,847,350	654,096

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Notes to the Financial Statements

April 30, 2023 (Unaudited) (Continued)

There were no purchases or sales of long-term U.S. Government securities by the Funds, except SWAN, ISWN, QSWN, and IWIN. For the period ended April 30, 2023, the purchases and sales of investments in U.S. Government securities were:

Fund	Purchases	Sales
SWAN	$267,668,229	$325,578,481
ISWN	35,342,287	35,486,602
QSWN	2,432,707	3,370,278
IWIN	963,452	1,044,805

6.    FEDERAL INCOME TAXES

As of and during the year ended October 31, 2022, the Funds did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority. As of and during the year/period ended October 31, 2022, the Funds did not have liabilities for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statements of Operations. During the year ended October 31, 2022, the Funds did not incur any interest or penalties.

The tax composition of distributions paid during the year/period ended October 31, 2022 for the Funds was as follows:

	Ordinary Income	Capital Gains	Return of Capital
YYY	$23,924,398	$—	$13,017,602
IBUY	—	—	—
DIVO	22,060,258	10,602,302	33,000,810
BLOK	167,906,335	—	—
BATT	5,449,017	—	—
SWAN	23,594,215	26,156,250	—
EMFQ	—	—
CNBS	960	—	—
ISWN	704,129	—	—
MVPS	—	378	—
BIDS	2,097	—	—
QSWN	28,429	—	—
IWIN	—	—	—
NDIV	8,953	—	848
IDVO	5,879	—	12,496

The tax composition of distributions paid during the year/period ended October 31, 2021 for the Funds was as follows:

	Ordinary Income	Capital Gains	Return of Capital
YYY	$19,232,860	$—	$14,547,140
IBUY	7,766,866	—	—
DIVO	19,139,503	1,252,990	1,776,088
BLOK	6,448,385	—	—
BATT	87,235	—	—
SWAN	8,793,909	2,772,330	—
EMFQ	—	—	—
CNBS	151,546	—	—
ISWN	80,874	—	—
MVPS	—	—	—
BIDS	—	—	—

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Notes to the Financial Statements

April 30, 2023 (Unaudited) (Continued)

The Funds intend to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute substantially all taxable income and capital gains to shareholders. Therefore, no federal income or excise tax provision has been made.

The cost basis of investments and distributable earnings (accumulated deficit) for federal income tax purposes as of October 31, 2022 was as follows:

	YYY	IBUY	DIVO	BLOK	BATT
	Investments	Investments	Investments	Investments	Investments
Tax cost of investments	$385,958,127	$509,288,878	$1,873,378,210	$1,226,118,166	$242,085,948
Gross tax unrealized appreciation	5,666,709	2,723,805	156,764,500	8,052,423	11,079,562
Gross tax unrealized depreciation	(86,762,718)	(308,026,138)	(99,997,322)	(614,412,686)	(80,805,535)
Net tax unrealized appreciation (depreciation)	(81,096,009)	(305,302,333)	56,767,178	(606,360,263)	(69,725,973)
Undistributed ordinary income	—	—	—	—	5,742,940
Undistributed long-term capital gain	—	—	—	—	—
Total accumulated gain	—	—	—	—	5,742,940
Other accumulated gain (loss)	(47,373,629)	(170,946,818)	8,349	(250,056,234)	(23,314,742)
Distributable earnings/(accumulated deficit)	$(128,469,638)	$(476,249,151)	$56,775,527	$(856,416,497)	$(87,297,775)
	SWAN	EMFQ	CNBS	ISWN	MVPS
	Investments	Investments	Investments	Investments	Investments
Tax cost of investments	$322,207,862	$4,494,941	$103,903,447	$38,164,439	$8,429,246
Gross tax unrealized appreciation	419	65,735	186,815	—	225,670
Gross tax unrealized depreciation	(49,225,346)	(2,092,495)	(82,325,884)	(6,884,917)	(3,687,727)
Net tax unrealized appreciation (depreciation)	(49,224,927)	(2,026,760)	(82,139,069)	(6,884,917)	(3,462,057)
Undistributed ordinary income	627,648	5,278	—	71,242	—
Undistributed long-term capital gain	—	—	—	—	—
Total accumulated gain	627,648	5,278	—	71,242	—
Other accumulated gain (loss)	(73,348,662)	(5,307,192)	(15,118,466)	(8,344,586)	(1,544,964)
Distributable earnings/(accumulated deficit)	$(121,945,941)	$(7,328,674)	$(97,257,535)	$(15,158,261)	$(5,007,021)
	BIDS	QSWN	IWIN	NDIV	IDVO
	Investments	Investments	Investments	Investments	Investments
Tax cost of investments	$590,030	$3,369,203	$14,570,302	$1,905,756	$1,890,234
Gross tax unrealized appreciation	19,314	3,459	288,711	35,001	28,661
Gross tax unrealized depreciation	(228,276)	(411,415)	(3,520,934)	(65,842)	(76,908)
Net tax unrealized appreciation (depreciation)	(208,962)	(407,956)	(3,232,223)	(30,841)	(48,247)
Undistributed ordinary income	2,267	7,310	37,919	—	—
Undistributed long-term capital gain	—	—	—	—	—
Total accumulated gain	2,267	7,310	37,919	—	—
Other accumulated gain (loss)	(70,355)	(491,934)	(133,808)	(857)	(7,087)
Distributable earnings/(accumulated deficit)	$(277,050)	$(892,580)	$(3,328,112)	$(31,698)	$(55,334)

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Notes to the Financial Statements

April 30, 2023 (Unaudited) (Continued)

The difference between book and tax-basis cost is attributable to the deferral on wash sales, passive foreign investment companies, deferral on straddles and Swap mark-to-market.

At October 31, 2022, the Funds deferred, on a tax basis, late year ordinary losses of:

Late Year Ordinary Loss Deferral
YYY	$—
IBUY	—
DIVO	—
BLOK	—
BATT	—
SWAN	—
EMFQ	—
CNBS	—
ISWN	—
MVPS	1,264
BIDS	—
QSWN	—
IWIN	—
NDIV	—
IDVO	—

At October 31, 2022, the Funds had the following capital loss carryforwards:

	Short-Term	Long-Term	Expires
YYY	$26,047,370	$21,326,259	Unlimited
IBUY	97,293,591	73,651,084	Unlimited
DIVO	—	—	—
BLOK	157,984,189	92,038,713	Unlimited
BATT	17,609,529	5,698,268	Unlimited
SWAN	73,348,662	—	Unlimited
EMFQ	2,806,715	2,500,477	Unlimited
CNBS	7,110,870	8,007,074	Unlimited
ISWN	6,554,094	1,790,492	Unlimited
MVPS	1,454,155	89,498	Unlimited
BIDS	70,349	—	Unlimited
QSWN	491,934	—	Unlimited
IWIN	134,416	—	Unlimited
NDIV	857	—	Unlimited
IDVO	6,728	—	Unlimited

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Notes to the Financial Statements

April 30, 2023 (Unaudited) (Continued)

Additionally, U.S. GAAP require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. The permanent differences primarily relate to net operating losses, losses from the Fund’s wholly owned subsidiary, and redemption-in-kind transactions. For the year ended October 31, 2022, the following table shows the reclassifications made:

	Distributable Earnings (Accumulated Deficit)	Paid-In Capital
YYY	$4,107,802	$(4,107,802)
IBUY	33,239,381	(33,239,381)
DIVO	(2,374,311)	2,374,311
BLOK	44,962,676	(44,962,676)
BATT	(13,120,370)	13,120,370
SWAN	(18,607,821)	18,607,821
EMFQ	1,067,291	(1,067,291)
CNBS	22,746,784	(22,746,784)
ISWN	(509,487)	509,487
MVPS	669,293	(669,293)
BIDS	—	—
QSWN	—	—
IWIN	769,802	(769,802)
NDIV	(51,310)	51,310
IDVO	(13,801)	13,801

During the year ended October 31, 2022, the Funds realized the following net capital gains (losses) resulting from in-kind redemptions, in which shareholders exchanged Fund shares for securities held by the Funds rather than for cash. Because such gains (losses) are not taxable to the Funds, and gains are not distributed to shareholders, they have been reclassified from total distributable earnings (accumulated deficit) to paid-in capital.

YYY	$(2,975,968)
IBUY	(29,724,053)
DIVO	2,374,311
BLOK	(6,964,158)
BATT	13,120,370
SWAN	18,607,821
EMFQ	(1,067,291)
CNBS	(2,068,107)
ISWN	509,487
MVPS	(666,380)
BIDS	—
QSWN	—
IWIN	(47,247)
NDIV	51,310
IDVO	13,801

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Notes to the Financial Statements

April 30, 2023 (Unaudited) (Continued)

7.    PRINCIPAL RISKS

BITCOIN FUTURES RISK (IWIN only)

The market for bitcoin futures may be less developed, less liquid and more volatile than more established futures markets. While the bitcoin futures market has grown substantially since bitcoin futures commenced trading, there can be no assurance that this growth will continue. Bitcoin futures are subject to collateral requirements and daily limits may impact the Fund’s ability to achieve the desired exposure. If the Fund is unable to meet its investment objective, the Fund’s returns may be lower than expected. Additionally, these collateral requirements may require the Fund to liquidate its position when it otherwise would not do so. The Fund’s investment decisions may need to be modified, and commodity contract positions held by the Fund may have to be liquidated at disadvantageous times or prices, to avoid exceeding any applicable position limits established by the CME or the Commodity Futures Trading Commission (“CFTC”), potentially subjecting the Fund to substantial losses. Bitcoin and bitcoin futures contracts are a relatively new asset class and are subject to unique and substantial risks, including the risk that the value of the Fund’s investments could decline rapidly, including to zero.

Margin levels for Bitcoin futures contracts are substantially higher than the margin requirements for more established futures contracts. Additionally, the FCMs utilized by the Fund may impose margin requirements in addition to those imposed by the exchanges. Margin requirements are subject to change and may be raised in the future by the exchanges and the FCMs. High margin requirements could prevent the Fund from obtaining sufficient exposure to Bitcoin futures and may adversely affect its ability to achieve its investment objective. Further, FCMs utilized by the Funds may impose limits on the amount of exposure to futures contracts the Fund can obtain through such FCMs. If the Fund cannot obtain sufficient exposure through its FCMs, the Fund may not be able to achieve its investment objective.

BITCOIN RISK (BLOK and IWIN only)

The Fund expects to have market exposure to cryptocurrencies such as bitcoin. Cryptocurrencies are often referred to as a “virtual currency” or “digital currency,” and operate as a decentralized, peer-to-peer financial exchange and value storage that can be used like money. A cryptocurrency operates without central authority or banks and is not backed by any government. A cryptocurrency is also not a legal tender. Federal, state or foreign governments may restrict the use and exchange of a cryptocurrency, and regulation in the U.S. is still developing. Even when held indirectly, investment vehicles may be affected by the high volatility associated with cryptocurrency exposure. Holding a privately offered investment vehicle in its portfolio may cause the Fund to trade at a premium or discount to NAV.

Bitcoin is a relatively new financial innovation and the market for bitcoin is subject to rapid price swings, changes and uncertainty. The further development of the network involved in maintaining the ledger of bitcoin ownership and the acceptance and use of bitcoin are subject to a variety of factors that are difficult to evaluate. The slowing, stopping or reversing of the development of the Bitcoin Network or the acceptance of bitcoin may adversely affect the price of bitcoin. Bitcoin is subject to the risk of fraud, theft, manipulation or security failures, operational or other problems that impact bitcoin trading venues. Unlike the exchanges for more traditional assets, such as equity securities and futures contracts, bitcoin and bitcoin trading venues are largely unregulated. As a result of the lack of regulation, individuals or groups may engage in fraud or market manipulation and investors may be more exposed to the risk of theft, fraud and market manipulation than when investing in more traditional asset classes. Legal or regulatory changes may negatively impact the operation of the Bitcoin Network or restrict the use of bitcoin. The realization of any of these risks could result in a decline in the acceptance of bitcoin and consequently a reduction in the value of bitcoin, bitcoin futures, and the Fund.

BIOTECHNOLOGY COMPANIES RISK (CNBS only)

A biotechnology company’s valuation can often be based largely on the potential or actual performance of a limited number of products and can accordingly be greatly affected if one of its products proves, among other things, unsafe, ineffective or unprofitable. Biotechnology companies are subject to regulation by, and the restrictions of, the FDA, the U.S. Environmental Protection Agency, state and local governments, and non-U.S. regulatory authorities.

Amplify ETF Trust

Notes to the Financial Statements

April 30, 2023 (Unaudited) (Continued)

BLOCKCHAIN INVESTMENTS RISK (BLOK only)

An investment in companies actively engaged in blockchain technology may be subject to the following risks:

The technology is new and many of its uses may be untested. The mechanics of using distributed ledger technology to transact in other types of assets, such as securities or derivatives, is less clear. There is no assurance that widespread adoption will occur. A lack of expansion in the usage of blockchain technology could adversely affect an investment in the Fund.

Theft, loss or destruction. Transacting on a blockchain depends in part specifically on the use of cryptographic keys that are required to access a user’s account (or “wallet”). The theft, loss or destruction of these keys impairs the value of ownership claims users have over the relevant assets being represented by the ledger (whether “smart contracts,” securities, currency or other digital assets).

Cyber security incidents. Cyber security incidents may compromise an issuer, its operations or its business. Cyber security incidents may also specifically target user’s transaction history, digital assets, or identity, thereby leading to privacy concerns. In addition, certain features of blockchain technology, such as decentralization, open source protocol, and reliance on peer-to-peer connectivity, may increase the risk of fraud or cyber-attack by potentially reducing the likelihood of a coordinated response.

Developmental risk. Blockchain technology may never develop optimized transactional processes that lead to realized economic returns for any company in which the Fund invests. Companies that are developing applications of blockchain technology applications may not in fact do so or may not be able to capitalize on those blockchain technologies. The development of new or competing platforms may cause consumers and investors to use alternatives to blockchains.

Intellectual property claims. A proliferation of recent startups attempting to apply blockchain technology in different contexts means the possibility of conflicting intellectual property claims could be a risk to an issuer, its operations or its business. This could also pose a risk to blockchain platforms that permit transactions in digital securities. Regardless of the merit of any intellectual property or other legal action, any threatened action that reduces confidence in the viability of blockchain may adversely affect an investment in the Fund.

Lack of liquid markets, and possible manipulation of blockchain-based assets. Digital assets that are represented and trade on a blockchain may not necessarily benefit from viable trading markets. Stock exchanges have listing requirements and vet issuers, and perhaps users. These conditions may not necessarily be replicated on a blockchain, depending on the platform’s controls and other policies. The more lenient a blockchain is about vetting issuers of digital assets or users that transact on the platform, the higher the potential risk for fraud or the manipulation of digital assets. These factors may decrease liquidity or volume or increase volatility of digital securities or other assets trading on a blockchain.

Lack of regulation. Digital commodities and their associated platforms are largely unregulated, and the regulatory environment is rapidly evolving. Because blockchain works by having every transaction build on every other transaction, participants can self-police any corruption, which can mitigate the need to depend on the current level of legal or government safeguards to monitor and control the flow of business transactions. As a result, companies engaged in such blockchain activities may be exposed to adverse regulatory action, fraudulent activity or even failure.

Third party product defects or vulnerabilities. Where blockchain systems are built using third party products, those products may contain technical defects or vulnerabilities beyond a company’s control. Open-source technologies that are used to build a blockchain application, may also introduce defects and vulnerabilities.

Reliance on the Internet. Blockchain functionality relies on the Internet. A significant disruption of Internet connectivity affecting large numbers of users or geographic areas could impede the functionality of blockchain technologies and adversely affect the Fund. In addition, certain features of blockchain technology, such as decentralization, open source protocol, and reliance on peer-to-peer connectivity, may increase the risk of fraud or cyber-attack by potentially reducing the likelihood of a coordinated response.

Amplify ETF Trust

Notes to the Financial Statements

April 30, 2023 (Unaudited) (Continued)

CANNABIS INDUSTRY RISK (CNBS only)

Companies involved in the cannabis industry face competition, may have limited access to the services of banks, may have substantial burdens on company resources due to litigation, complaints or enforcement actions, and are heavily dependent on receiving necessary permits and authorizations to engage in medical cannabis research or to otherwise cultivate, possess or distribute cannabis. Since the use of cannabis is illegal under U.S. federal law, federally regulated banking institutions may be unwilling to make financial services available to growers and sellers of cannabis.

COMMODITY-LINKED DERIVATIVES RISK (IWIN only)

Investments linked to the prices of commodities may be considered speculative. Significant investment exposure to commodities may subject the Fund to greater volatility than investments in traditional securities. Therefore, the value of such instruments may be volatile and fluctuate widely based on a variety of macroeconomic factors or commodity-specific factors. At times, price fluctuations may be quick and significant and may not correlate to price movements in other asset classes. A liquid secondary market may not exist for certain commodity-linked derivatives, which may make it difficult for the Fund to sell them at a desirable price or at the price at which it is carrying them.

COMMODITY REGULATORY RISK (IWIN only)

The Fund’s investment decisions may need to be modified, and commodity contract positions held by the Fund may have to be liquidated at disadvantageous times or prices, to avoid exceeding any applicable position limits established by the CFTC, potentially subjecting the Fund to substantial losses. The regulation of commodity transactions in the United States is subject to ongoing modification by government, self-regulatory and judicial action. The effect of any future regulatory change with respect to any aspect of the Fund is impossible to predict, but could be substantial and adverse to the Fund.

COMMODITIES RISK (IWIN only)

Commodity prices can have significant volatility, and exposure to commodities can cause the value of a Fund’s shares to decline or fluctuate in a rapid and unpredictable manner. The values of commodities may be affected by changes in overall market movements, real or perceived inflationary trends, commodity index volatility, changes in interest rates or currency exchange rates, population growth and changing demographics, international economic, political and regulatory developments, and factors affecting a particular region, industry or commodity, such as drought, floods, or other weather conditions, livestock disease, changes in storage costs, trade embargoes, competition from substitute products, transportation bottlenecks or shortages, fluctuations in supply and demand, and tariffs. A liquid secondary market may not exist for certain commodity investments, which may make it difficult for the Fund to sell them at a desirable price or at the price at which it is carrying them. The commodity markets are subject to temporary distortions or other disruptions due to, among other factors, lack of liquidity, the participation of speculators, and government regulation and other actions. The Fund is subject to the risk that a commodity price will change from one level to another between periods of trading. Usually such movements occur when there are adverse news announcements, which can cause a commodity price to drop substantially from the previous day’s closing price.

CONCENTRATION RISK (YYY, EMFQ, MVPS and BIDS only)

To the extent that the Index concentrates in the securities of issuers in a particular industry or sector, the Fund will also concentrate its investments to approximately the same extent. The Fund may be susceptible to loss due to adverse occurrences to the extent that the Fund’s investments are concentrated in a particular issuer or issuers, region, market, industry, group of industries, sector or asset class.

CONSTRUCTION AND HOMEBUILDING COMPANIES RISK (IWIN only)

Construction and homebuilding companies may be significantly affected by changes in demand for their specific products or services, government spending, zoning laws, general economic conditions, commodity prices, consumer confidence and spending, taxation, demographic patterns, real estate values, labor relations and government regulations. Such companies can also be significantly affected by

Amplify ETF Trust

Notes to the Financial Statements

April 30, 2023 (Unaudited) (Continued)

the national, regional and local real estate markets. This industry is also sensitive to interest rate fluctuations which can cause changes in the availability of mortgage capital and directly affect the purchasing power of potential homebuyers. The building industry can be significantly affected by changes in government spending, consumer confidence, demographic patterns and the level of new and existing home sales.

COUNTERPARY RISK (CNBS only)

The Fund may invest in financial instruments involving counterparties that attempt to gain exposure to a particular securities without actually purchasing those securities. The Fund’s use of such financial instruments, including swap arrangements, involves risks that are different from those associated with ordinary portfolio securities transactions. For example, if a swap agreement counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease.

COVERED CALL RISK (DIVO and IDVO only)

Covered call risk is the risk that the Fund will forgo, during the option’s life, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the strike price of the call, but has retained the risk of loss should the price of the underlying security decline. In addition, as the Fund writes covered calls over more of its portfolio, its ability to benefit from capital appreciation becomes more limited. The writer of an option has no control over the time when it may be required to fulfill its obligation as a writer of the option. Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying security at the exercise price.

DIGITAL ASSET RISK (BIDS only)

While the Fund will not directly invest in digital assets, certain of the Fund’s investments may be subject to the risks associated with investing in digital assets. The technologies underpinning digital assets are highly disruptive, and the future successes of such technologies are highly uncertain. Further, because the development of digital asset technologies is in a nascent stage, digital asset companies may be rapidly eclipsed by newer and more disruptive technological advances that render current digital assets or technologies outdated or undesirable. Because of the uncertainty of digital asset technologies, the values of the securities of these companies may be highly volatile. Digital assets may be traded on exchanges that are unregulated and often located outside the United States. Digital asset exchanges may stop operating or permanently shut down due to fraud, theft, disruption, technical glitches, hackers, malware or security compromises or failures in the underlying blockchain, ledger or software. Further, digital assets are not maintained in traditional custodial arrangements, and instead are typically held in “wallets,” which are public digital addresses accessible only by “private keys.” If a private key is stolen, lost, damaged or destroyed, the digital assets attributable to such private key may be irreversibly lost without the possibility of recovery. Over their short history, digital assets have experienced tremendous price volatility compared to traditional asset classes and may experience significant illiquidity in stressed market conditions. The values of digital assets should not be expected to be connected or correlated to traditional economic or market forces, and the value of the investments in digital assets could decline rapidly, including to zero, as a digital asset may decline in popularity, acceptance or use, thereby impairing its price.

Many companies often employ the technology surrounding digital assets to optimize their business practices, whether by using the technology within their business or operating business lines involved in the operation of the technology. There are currently relatively few companies for which digital assets represent an attributable and significant revenue stream. Because of this, the financial strength of companies associated with digital assets and the digital assets market may not be a reflection of their actual connection and exposure to digital assets, but rather a result of other business operations.

FINANCIAL COMPANIES RISK

Financial companies, such as retail and commercial banks, insurance companies and financial services companies, are especially subject to the adverse effects of economic recession, currency exchange rates, extensive government regulation, decreases in the availability of capital, volatile interest rates, portfolio concentrations in geographic markets, industries or products (such as commercial and residential real estate loans) and competition from new entrants and blurred distinctions in their fields of business.

Amplify ETF Trust

Notes to the Financial Statements

April 30, 2023 (Unaudited) (Continued)

FINANCIAL TECHNOLOGY (“FINTECH”) RISK (EMFQ only)

FinTech companies may be adversely impacted by government regulations, economic conditions and deterioration in markets. These companies may have significant exposure to consumers and businesses, including small businesses, in the form of loans and other financial products or services. FinTech companies typically face intense competition and potentially rapid product obsolescence. In addition, many FinTech companies store sensitive consumer information and could be the target of cybersecurity attacks and other types of theft, which could have a negative impact on these companies. Many FinTech companies currently operate under less regulatory scrutiny than traditional financial services companies and banks, but there is significant risk that regulatory oversight could increase in the future. Higher levels of regulation could increase costs and adversely impact the current business models of some FinTech companies. These companies could be negatively impacted by disruptions in service caused by hardware or software failure, or by interruptions or delays in service by third-party data center hosting facilities and maintenance providers. FinTech companies, especially smaller companies, tend to be more volatile than companies that do not rely heavily on technology. The customers and/or suppliers of FinTech companies may be concentrated in a particular country, region or industry. Any adverse event affecting one of these countries, regions or industries could have a negative impact on FinTech companies.

FOREIGN INVESTMENT RISK

Securities issued by Non-U.S. companies present risks beyond those of securities of U.S. issuers. Risks of investing in the securities of foreign companies include: different accounting standards; expropriation, nationalization or other adverse political or economic developments; currency devaluation, blockages or transfer restrictions; changes in foreign currency exchange rates; taxes; restrictions on foreign investments and exchange of securities; and less government supervision and regulation of issuers in foreign countries. Prices of foreign securities also may be more volatile.

FUND OF FUNDS RISK (YYY only)

Because the Fund is a fund of funds, its investment performance largely depends on the investment performance of the Underlying Funds in which it invests. An investment in the Fund is subject to the risks associated with the Underlying Funds that comprise the Index. The Fund will pay indirectly a proportional share of the fees and expenses of the Underlying Funds in which it invests, including their investment advisory and administration fees, in addition to its own fees and expenses. In addition, at times certain segments of the market represented by constituent Underlying Funds may be out of favor and underperform other segments.

FUTURES CONTRACT RISK (IWIN only)

Risks of futures contracts include: (i) an imperfect correlation between the value of the futures contract and the underlying asset; (ii) possible lack of a liquid secondary market; (iii) the inability to close a futures contract when desired; (iv) losses caused by unanticipated market movements, which may be unlimited; (v) an obligation for the Fund to make daily cash payments to maintain its required margin, particularly at times when the Fund may have insufficient cash; and (vi) unfavorable execution prices from rapid selling. Unlike equities, which typically entitle the holder to a continuing stake in a corporation, futures contracts normally specify a certain date for settlement in cash based on the reference asset. As the futures contracts approach expiration, they may be replaced by similar contracts that have a later expiration. This process is referred to as “rolling.” If the market for these contracts is in “contango,” meaning that the prices of futures contracts in the nearer months are lower than the price of contracts in the distant months, the sale of the near-term month contract would be at a lower price than the longer-term contract, resulting in a cost to “roll” the futures contract. The actual realization of a potential roll cost will be dependent upon the difference in price of the near and distant contract. The costs associated with rolling bitcoin futures typically are substantially higher than the costs associated with other futures contracts and may have a significant adverse impact on the performance of the Fund. Because the margin requirement for futures contracts is less than the value of the assets underlying the futures contract, futures trading involves a degree of leverage. As a result, a relatively small price movement in a futures contract may result in immediate and substantial loss, as well as gain, to the investor. Thus, a purchase or sale of a futures contract may result in losses in excess of the amount initially invested in the futures contract. However, the Fund would presumably have sustained comparable losses if, instead of investing in the futures contract, it had invested in the underlying financial instrument and sold it after the decline.

Amplify ETF Trust

Notes to the Financial Statements

April 30, 2023 (Unaudited) (Continued)

HEALTH CARE COMPANIES RISK (CNBS only)

Health care companies are subject to extensive government regulation and their profitability can be significantly affected by restrictions on government reimbursement for medical expenses, rising costs of medical products and services, pricing pressure (including price discounting), limited product lines, and an increased emphasis on the delivery of healthcare through outpatient services. Health care companies are heavily dependent on obtaining and defending patents, which may be time consuming and costly, and the expiration of patents may also adversely affect the profitability of the companies. Health care companies are also subject to extensive litigation based on product liability and similar claims. In addition, their products can become obsolete due to industry innovation, changes in technologies, or other market developments. Many new products in the health care field require significant research and development and may be subject to regulatory approvals, all of which may be time consuming and costly with no guarantee that any product will come to market.

INFORMATION TECHNOLOGY COMPANIES RISK (IBUY, BLOK, EMFQ, and BIDS only)

Information technology companies are generally subject to the following risks: rapidly changing technologies; short product life cycles; fierce competition; aggressive pricing and reduced profit margins; the loss of patent, copyright and trademark protections; cyclical market patterns; evolving industry standards; and frequent new product introductions. Information technology companies may be smaller and less experienced companies, with limited product lines, markets or financial resources and fewer experienced management or marketing personnel. Information technology company stocks, especially those which are internet related, have experienced extreme price and volume fluctuations that are often unrelated to their operating performance.

LEVERAGE RISK (YYY only)

Leverage may result from ordinary borrowings or may be inherent in the structure of certain Underlying Fund investments such as derivatives. If the prices of those investments decrease, or if the cost of borrowing exceeds any increase in the prices of those investments, the NAV of the Underlying Fund’s shares will decrease faster than if the Underlying Fund had not used leverage. To repay borrowings, an Underlying Fund may have to sell investments at a time and at a price that is unfavorable to the Underlying Fund. Interest on borrowings is an expense the Underlying Fund would not otherwise incur. Leverage magnifies the potential for gain and the risk of loss. If an Underlying Fund uses leverage, there can be no assurance that the Underlying Fund’s leverage strategy will be successful.

MARKET EVENTS RISK

Turbulence in the economic, political and financial system has historically resulted, and may continue to result, in an unusually high degree of volatility in the capital markets. Both domestic and foreign capital markets have been experiencing increased volatility and turmoil, with issuers that have exposure to the real estate, mortgage and credit markets particularly affected, and t is uncertain whether or for how long these conditions could continue. Reduced liquidity in equity, credit and fixed-income markets may adversely affect many issuers worldwide. This reduced liquidity may result in less money being available to purchase raw materials, goods and services from emerging markets, which may, in turn, bring down the prices of these economic staples. It may also result in small or emerging market issuers having more difficulty obtaining financing, which may, in turn, cause a decline in their security prices. These events and possible continued market turbulence may have an adverse effect on the Fund.

In addition, local, regional or global events such as war, acts of terrorism, spread of infectious diseases or other public health issues, recessions, or other events could have a significant negative impact on a Fund and its investments. Such events may affect certain geographic regions, countries, sectors and industries more significantly than others. Such events could adversely affect the prices and liquidity of a Fund’s portfolio securities or other instruments and could result in disruptions in the trading markets. Any of such circumstances could have a materially negative impact on the value of a Fund’s Shares and result in increased market volatility. During any such events, a Fund’s Shares may trade at increased premiums or discounts to their NAV.

Health crises caused by the outbreak of infectious diseases or other public health issues, may exacerbate other pre-existing political, social, economic, market and financial risks. The impact of any such events, could negatively affect the global economy, as well as the economies of individual countries or regions, the financial performance of individual companies, sectors and industries, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which a Fund invests and negatively impact a Fund’s investment return.

Amplify ETF Trust

Notes to the Financial Statements

April 30, 2023 (Unaudited) (Continued)

For example, an outbreak of a respiratory disease designated as COVID-19 was first detected in China in December 2019 and subsequently spread internationally. The transmission of COVID-19 and efforts to contain its spread have resulted in international, national and local border closings and other significant travel restrictions and disruptions, significant disruptions to business operations, supply chains and customer activity, event cancellations and restrictions, service cancellations, reductions and other changes, significant challenges in healthcare service preparation and delivery, and quarantines, as well as general concern and uncertainty that has negatively affected the economic environment. These impacts also have caused significant volatility and declines in global financial markets, which have caused losses for investors. The impact of this COVID-19 pandemic may be short term or may last for an extended period of time, and in either case could result in a substantial economic downturn or recession.

In addition, the operations of a Fund, the Adviser and a Fund’s other service providers may be significantly impacted, or even temporarily or permanently halted, as a result of government quarantine measures, voluntary and precautionary restrictions on travel or meetings and other factors related to a public health emergency, including its potential adverse impact on the health of any such entity’s personnel.

MARKET PRICE DISCOUNT FROM/PREMIUM TO NET ASSET VALUE RISK (YYY only)

The shares of the Underlying Funds may trade at a discount or premium to their NAV. This characteristic is a risk separate and distinct from the risk that an Underlying Fund’s NAV could decrease as a result of investment activities. Whether investors, such as the Fund, will realize gains or losses upon the sale of shares will depend not on the Underlying Funds’ NAVs, but entirely upon whether the market price of the Underlying Funds’ shares at the time of sale is above or below an investor’s purchase price for shares.

METALS AND MINING COMPANIES RISK (BATT and NDIV only)

The Fund will invest in securities that are issued by and/or have exposure to, companies primarily involved in the metals and mining industry. Investments in metals and mining companies may be speculative and subject to greater price volatility than investments in other types of companies. The profitability of companies in the metals and mining industry is related to, among other things, worldwide metal prices and extraction and production costs. Worldwide metal prices may fluctuate substantially over short periods of time, and as a result, the Fund’s Share price may be more volatile than other types of investments. In addition, metals and mining companies may be significantly affected by changes in global demand for certain metals, economic developments, energy conservation, the success of exploration projects, changes in exchange rates, interest rates, economic conditions, tax treatment, trade treaties, and government regulation and intervention, and events in the regions that the companies to which the Fund has exposure operate (e.g., expropriation, nationalization, confiscation of assets and property, the imposition of restrictions on foreign investments or repatriation of capital, military coups, social or political unrest, violence and labor unrest). Metals and mining companies may also be subject to the effects of competitive pressures in the metals and mining industry.

MINERAL MINING RISK (IWIN only)

The Fund is subject to certain risks associated with companies involved in mining. Competitive pressures may have a significant effect on the financial condition of such companies. Mining companies are highly dependent on the price of the underlying metal or element. These prices may fluctuate substantially over short periods of time so the Fund’s Share price may be more volatile than other types of investments. In particular, a drop in the price of green metals would particularly adversely affect the profitability of small- and medium-capitalization mining companies and their ability to secure financing. Furthermore, companies that are only in the exploration stage are typically unable to adopt specific strategies for controlling the impact of such price changes. A significant amount of the companies may be early stage mining companies that are in the exploration stage only or that hold properties that might not ultimately produce these metals. Exploration and development involves significant financial risks over a significant period of time which even a combination of careful evaluation, experience and knowledge may not eliminate. Few properties which are explored are ultimately developed into producing mines. Major expenditures may be required to establish reserves by drilling and to construct mining and processing facilities at a site. In addition, many early stage miners operate at a loss and are dependent on securing equity and/or debt financing, which might be more difficult to secure for an early stage mining company than for a more established counterpart.

Amplify ETF Trust

Notes to the Financial Statements

April 30, 2023 (Unaudited) (Continued)

ONLINE RETAIL RISK (IBUY only)

Companies that operate in the online marketplace, retail and travel segments are subject to fluctuating consumer demand. Unlike traditional brick and mortar retailers, online marketplaces and retailers must assume shipping costs or pass such costs to consumers. Consumer access to price information for the same or similar products may cause companies that operate in the online marketplace, retail and travel segments to reduce profit margins in order to compete. Profit margins in the travel industry are particularly sensitive to seasonal demand, fuel costs and consumer perception of various risks associated with travel to various destinations. Due to the nature of their business models, companies that operate in the online marketplace, retail and travel segments may also be subject to heightened cybersecurity risk, including the risk of theft or damage to vital hardware, software and information systems. The loss or public dissemination of sensitive customer information or other proprietary data may negatively affect the financial performance of such companies to a greater extent than traditional brick and mortar retailers. As a result of such companies being web-based and the fact that they process, store, and transmit large amounts of data, including personal information, for their customers, failure to prevent or mitigate data loss or other security breaches, including breaches of vendors’ technology and systems, could expose companies that operate in the online marketplace, retail and travel segments or their customers to a risk of loss or misuse of such information, adversely affect their operating results, result in litigation or potential liability, and otherwise harm their businesses.

OPTIONS RISK (SWAN, ISWN, and QSWN only)

Investing in options, including LEAP Options, and other instruments with option-type elements may increase the volatility and/or transaction expenses of the Fund. An option may expire without value, resulting in a loss of the Fund’s initial investment and may be less liquid and more volatile than an investment in the underlying securities. The Fund’s ability to close out its position as a purchaser of a call option is dependent, in part, upon the liquidity of the options market. There are significant differences between the securities and options markets that could result in an imperfect correlation among these markets, causing a given transaction not to achieve its objectives. The Fund may also purchase over-the-counter call options, which involves risks different from, and possibly greater than, the risks associated with exchange-listed call options. In some instances, over-the-counter call options may expose the Fund to the risk that a counterparty may be unable to perform according to a contract, and that any deterioration in a counterparty’s creditworthiness could adversely affect the instrument. In addition, the Fund may be exposed to a risk that losses may exceed the amount originally invested.

PHARMACEUTICAL COMPANIES RISK (CNBS only)

Companies in the pharmaceutical industry can be significantly affected by, among other things, government approval of products and services, government regulation and reimbursement rates, product liability claims, patent expirations and protection of intense competition.

POOLED INVESTMENT VEHICLE RISK (BLOK and IWIN only)

The Fund may invest in Commodity-Linked Instruments, including ETFs and shares of other pooled investment vehicles. Shareholders bear both their proportionate share of the Fund’s expenses and similar expenses of the underlying pooled investment vehicle. Pooled investment vehicles that invest in commodities are subject to the risks associated with direct investments in those commodities. The price and movement of a pooled investment vehicle designed to track an index may not track the index and may result in a loss. Certain pooled investment vehicles traded on exchanges may be thinly traded and experience large spreads between the “ask” price quoted by a seller and the “bid” price offered by a buyer. Certain pooled investment vehicles may also not have the protections applicable to other types of investments under federal securities or commodities laws and may be subject to counterparty or credit risk.

The Fund may obtain exposure to bitcoin through the Grayscale Bitcoin Trust (“GBTC”). GBTC is a private investment fund that is not regulated under the 1940 Act. The shares of the Grayscale Bitcoin Trust may trade at a premium or discount, may not directly correspond to the price of Bitcoin, and are highly volatile. The Fund may also obtain exposure to bitcoin by investing in U.S. listed instruments. These instruments may be subject to investment advisory and other expenses, which would be indirectly paid by the Fund. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in these instruments and may be higher than other funds that invest directly in stocks and bonds.

Amplify ETF Trust

Notes to the Financial Statements

April 30, 2023 (Unaudited) (Continued)

RARE EARTH METAL COMPANIES RISK (BATT only)

Rare earth metals have more specialized uses and are often more difficult to extract. The use of strategic metals in modern technology has increased dramatically over the past years. Consequently, the demand for these metals has strained supply, which has the potential to result in a shortage of such materials which could adversely affect the companies in the Fund’s portfolio. Companies involved in the various activities that are related to the mining, refining and/or manufacturing of rare earth metals tend to be small-, medium- and micro-capitalization companies with volatile share prices, are highly dependent on the price of rare earth metals, which may fluctuate substantially over short periods of time. The value of such companies may be significantly affected by events relating to international, national and local political and economic developments, energy conservation efforts, the success of exploration projects, commodity prices, tax and other government regulations, depletion of resources, and mandated expenditures for safety and pollution control devices. The mining, refining and/or manufacturing of rare earth metals can be capital intensive and, if companies involved in such activities are not managed well, the share prices of such companies could decline even as prices for the underlying rare earth metals are rising. In addition, companies involved in the various activities that are related to the mining, refining and/or manufacturing of rare earth metals may be at risk for environmental damage claims.

8.    RECENT ACCOUNTING PRONOUNCEMENTS

In June 2022, the FASB issued Accounting Standards Update 2022-03, which amends Fair Value Measurement (Topic 820): Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions (“ASU 2022-03”). ASU 2022-03 clarifies guidance for fair value measurement of an equity security subject to a contractual sale restriction and establishes new disclosure requirements for such equity securities. ASU 2022-03 is effective for fiscal years beginning after December 15, 2023 and for interim periods within those fiscal years, with early adoption permitted. Management is currently evaluating the impact of these amendments on the financial statements.

9.    SUBSEQUENT EVENTS

The Funds have evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. The evaluation did not result in any subsequent events that necessitated disclosure and/or adjustment other than the following:

On June 13, 2023, the Board of Trustees voted to terminate and liquidate BIDS. After the close of business on June 29, 2023, BIDS will no longer accept creation orders. Trading in shares of BIDS will be halted prior to market open on July 6, 2023. The proceeds of liquidation are currently scheduled to be sent to shareholders on or about July 11, 2023.

Amplify ETF Trust

Board Considerations Regarding Approval of
Investment Management Agreement and Sub-Advisory Agreement

April 30, 2023 (Unaudited)

AMPLIFY CWP ENHANCED DIVIDEND INCOME ETF

Pursuant to Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), at a meeting held on December 14, 2022, the Board of Trustees (the “Board”) of Amplify ETF Trust (the “Trust”) considered the approval of, and approved, the following agreements (collectively, the “Agreements”): (1) an Investment Management Agreement between Amplify Investments LLC (the “Adviser”) and the Trust, on behalf of the Amplify CWP Enhanced Dividend Income ETF (the “Fund”), (2) an Investment Sub-Advisory Agreement between the Adviser and Penserra Capital Management LLC (“Penserra”), and (3) between the Adviser and Capital Wealth Planning LLC (“CWP”) on behalf of the Fund (collectively, the “Agreements”). on behalf of the Fund (collectively, the “Agreements”). Penserra and CWP collectively will be hereinafter referred to as the “Sub-Advisers”.

The Fund was originally approved by the Board and its Independent Trustees on or about June 22, 2016 for an initial two-year term. Thus, a meeting was held on March 12, 2019, to discuss and review the Agreements with respect to the Fund. In preparation for the meeting regarding the initial two-year term, the Board requests and reviews a wide variety of information from the Adviser and the Sub-Advisers. At the June 22, 2016 meeting, the Board, including the Independent Trustees, approved the retention of the Adviser and the Sub-Advisers and the Agreements for the initial two-year term.

After their initial term, the Agreements must be approved: (i) by the vote of the Trustees or by a vote of the shareholders of the Fund; and (ii) by the vote of a majority of the Trustees who are not parties to the Agreements or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval for an additional one year term. In preparation for the meetings regarding the additional one-year term, the Board requests and reviews a wide variety of information from the Adviser and the Sub-Advisers. Thus, a meeting was held on June 12, 2018 to discuss and review the Agreements with respect to the Fund. At the June 12, 2018 meeting, the Board, including the Independent Trustees, approved the retention of the Adviser and the Sub-Advisers and the Agreements for an additional one-year term. Subsequently, the Board held meetings on June 12, 2018, June 11, 2019, December 10, 2019, December 8, 2020 and December 2, 2021 to discuss and review the Agreements with respect to the Fund for additional one-year terms following the previous approval. At those meetings, the Board, including the Independent Trustees, after reviewing the information provided by the Adviser and the Sub-Advisers, approved the retention of the Adviser and the Sub-Advisers and the Agreements for an additional one-year term.

Prior to the meeting held on December 14, 2022, the Board, including the Independent Trustees, reviewed written materials from the Adviser and the Sub-Advisers regarding, among other things: (i) the nature, extent and quality of the services to be provided to fund shareholders by the Adviser and the Sub-Advisers; (ii) the Adviser and the Sub-Advisers’ costs and profits expected to be realized in providing their services, including any fall-out benefits expected to be enjoyed by the Adviser and the Sub-Advisers; and (iii) the existence, or anticipated existence, of economies of scale.

Prior to and at the meeting held on December 14, 2022, representatives from the Adviser and the Sub-Advisers, along with other service providers of the Fund, presented additional oral and written information to help the Board evaluate the Adviser and the Sub-Advisers’ fees and other aspects of the Agreements. Among other things, representatives from the Adviser and the Sub-Advisers provided overviews of their advisory businesses, including investment personnel and investment processes. The representatives also discussed the rationale for launching the Fund, the Fund’s fees and fee structures of comparable investment companies. The Board then discussed the written materials that it received before the meeting and the Adviser and Sub- Advisers’ oral presentations and any other information that the Board received at the meeting, and deliberated on the approval of the Agreements in light of this information. In its deliberations, the Board did not identify any single piece of information discussed below that was all-important, controlling or determinative of its decision.

Nature, Extent and Quality of Services. In evaluating the nature, extent and quality of the Adviser’s services, the Trustees considered information concerning the functions to be performed by the Adviser and the Sub-Advisers and the personnel and resources of the Adviser and Sub-Advisers, including the investment management team that will be responsible for the day-to-day management of the Fund and the portfolio manager responsible for investing the portfolio of the Fund. The Trustees also considered statements by the Adviser and Sub- Advisers regarding their respective financial conditions, that each was financially stable and could support its performance of the services under its Agreement. The Trustees also considered the services to be provided by the Adviser in its oversight of the Fund’s service providers.

Amplify ETF Trust

Board Considerations Regarding Approval of
Investment Management Agreement and Sub-Advisory Agreement

April 30, 2023 (Unaudited) (Continued)

Based on their review, the Trustees concluded that the nature, extent and quality of the services to be provided by the Adviser and Sub-Advisers to the Fund under the respective Agreement were expected to be appropriate and reasonable.

Fees, Expenses and Profitability. The Trustees discussed the information provided by the Adviser on the Fund’s proposed investment management fee of 0.55% as compared to information provided by the Adviser on other similar products. The Trustees also considered that the Adviser and Sub-Advisers had managed this Fund to the Board’s satisfaction over the course of the previous seven years. The Trustees noted that the proposed annual investment management fee to be charged to the Fund was a unitary fee, and that the Adviser has agreed to pay all other expenses of the Fund, including fees payable to the Sub-Advisers, except brokerage commissions and other expenses connected with the execution of portfolio transactions, taxes, interest, distribution and service fees payable pursuant to a 12b-1 Plan, if any, and extraordinary expenses. The Board concluded that the unitary investment management fee to be charged to the Fund is reasonable and appropriate in light of the services expected to be provided by the Adviser and Sub-Advisers. In conjunction with their review of the unitary investment management fee, the Trustees considered information provided by the Adviser and Sub-Advisers on their costs to be incurred in connection with the proposed Agreement and their estimated profitability and that any profitability would not be excessive. The Trustees concluded that the estimated profits to be realized by the Adviser and the Sub- Advisers with respect to the Fund appeared to be reasonable.

Economies of Scale and Whether the Fee Level Reflects These Economies of Scale. The Trustees considered the information provided by the Adviser and the Sub-Advisers as to the extent to which economies of scale may be realized as the Fund grows and whether the fee level reflects economies of scale for the benefit of shareholders. The Trustees noted that any reduction in fixed costs associated with the management of the Fund would be enjoyed by the Adviser and Sub-Advisers, but that a unitary fee provides a level of certainty in expenses for the Fund. The Trustees considered whether the proposed advisory fee rate for the Fund is reasonable in relation to the projected asset size of the Fund. The Trustees noted the Adviser’s and Sub-Advisers’ views on their expectations for growth, noting that, initially, the Adviser did not anticipate any material economies of scale. The Trustees concluded that the flat investment management fee was reasonable and appropriate.

The Trustees noted that the Adviser and Sub-Advisers had not identified any further benefits that it would derive from its relationship with the Fund, and had noted that it will not, initially, have any soft dollar arrangements.

Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, have determined to approve the Agreements for the Fund.

Amplify ETF Trust

Board Considerations Regarding Approval of
Investment Management Agreement and Sub-Advisory Agreement

April 30, 2023 (Unaudited) (Continued)

AMPLIFY TRANSFORMATIONAL DATA SHARING ETF

Pursuant to Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), at a meeting held on December 14, 2022, the Board of Trustees (the “Board”) of Amplify ETF Trust (the “Trust”) considered the approval of, and approved, the following agreements (collectively, the “Agreements”): (1) an Investment Management Agreement between Amplify Investments LLC (the “Adviser”) and the Trust, on behalf of the Amplify Transformational Data Sharing ETF (the “Fund”) and (2) an Investment Sub-Advisory Agreement between the Adviser and Toroso Investments LLC (the “Sub-Adviser”), on behalf of the Fund (collectively, the “Agreements”).

The Fund was originally approved by the Board and its Independent Trustees on or about December 12, 2017 for an initial two-year term. Thus, a meeting was held on December 12, 2017 , to discuss and review the Agreements with respect to the Fund. In preparation for the meeting regarding the initial two-year term, the Board requests and reviews a wide variety of information from the Adviser and the Sub-Adviser. At the December 12, 2017 meeting, the Board, including the Independent Trustees, approved the retention of the Adviser and the Sub- Advisers and the Agreements for the initial two-year term.

After their initial two-year term, the Agreements must be approved: (i) by the vote of the Trustees or by a vote of the shareholders of the Fund; and (ii) by the vote of a majority of the Trustees who are not parties to the Agreements or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval for an additional one year term. In preparation for the meetings regarding the additional one-year term, the Board requests and reviews a wide variety of information from the Adviser and the Sub-Adviser. Thus, a meeting was held on December 10, 2019, to discuss and review the Agreements with respect to the Fund. At the December 10, 2019 meeting, the Board, including the Independent Trustees, approved the retention of the Adviser and the Sub-Adviser and the Agreements for an additional one-year term. Subsequently, the Board held meetings on December 8, 2020 and December 2, 2021 to discuss and review the Agreements with respect to the Fund for the additional one-year term following the previous approval. At each of those meetings, the Board, including the Independent Trustees, after reviewing the information provided by the Adviser and the Sub-Adviser, approved the retention of the Adviser and the Sub-Adviser and the Agreements for an additional one-year term.

Prior to the meeting held on December 14, 2022, the Board, including the Independent Trustees, reviewed written materials from the Adviser and the Sub-Adviser regarding, among other things: (i) the nature, extent and quality of the services to be provided to fund shareholders by the Adviser and the Sub-Adviser; (ii) the Adviser and the Sub-Adviser’s costs and profits expected to be realized in providing their services, including any fall-out benefits expected to be enjoyed by the Adviser and the Sub-Adviser; and (iii) the existence, or anticipated existence, of economies of scale.

Prior to and at the meeting held on December 14, 2022, representatives from the Adviser and the Sub-Adviser, along with other service providers of the Fund, presented additional oral and written information to help the Board evaluate the Adviser and the Sub-Adviser’s fees and other aspects of the Agreements. Among other things, representatives from the Adviser and the Sub- Adviser provided overviews of their advisory businesses, including investment personnel and investment processes. The representatives also discussed the rationale for launching the Fund, the Fund’s fees and fee structures of comparable investment companies. The Board then discussed the written materials that it received before the meeting and the Adviser and Sub- Adviser’s oral presentations and any other information that the Board received at the meeting, and deliberated on the approval of the Agreements in light of this information. In its deliberations, the Board did not identify any single piece of information discussed below that was all-important, controlling or determinative of its decision.

Nature, Extent and Quality of Services. In evaluating the nature, extent and quality of the Adviser’s services, the Trustees considered information concerning the functions to be performed by the Adviser and the Sub-Adviser and the personnel and resources of the Adviser and Sub-Adviser, including the investment management team that will be responsible for the day-to-day management of the Fund and the portfolio manager responsible for investing the portfolio of the Fund. The Trustees also considered statements by the Adviser and Sub-Adviser regarding their respective financial conditions, that each was financially stable and could support its performance of the services under its Agreement. The Trustees also considered the services to be provided by the Adviser in its oversight of the Fund’s service providers.

Amplify ETF Trust

Board Considerations Regarding Approval of
Investment Management Agreement and Sub-Advisory Agreement

April 30, 2023 (Unaudited) (Continued)

Based on their review, the Trustees concluded that the nature, extent and quality of the services to be provided by the Adviser and Sub-Adviser to the Fund under the respective Agreement were expected to be appropriate and reasonable.

Fees, Expenses and Profitability. The Trustees discussed the information provided by the Adviser on the Fund’s proposed investment management fee of 0.70% as compared to information provided by the Adviser on other similar products. The Trustees also considered that the Adviser and Sub-Adviser had managed this Fund to the Board’s satisfaction over the course of the previous seven years. The Trustees noted that the proposed annual investment management fee to be charged to the Fund was a unitary fee, and that the Adviser has agreed to pay all other expenses of the Fund, including fees payable to the Sub-Adviser, except brokerage commissions and other expenses connected with the execution of portfolio transactions, taxes, interest, distribution and service fees payable pursuant to a 12b-1 Plan, if any, and extraordinary expenses. The Board concluded that the unitary investment management fee to be charged to the Fund is reasonable and appropriate in light of the services expected to be provided by the Adviser and Sub-Adviser. In conjunction with their review of the unitary investment management fee, the Trustees considered information provided by the Adviser and Sub-Adviser on their costs to be incurred in connection with the proposed Agreement and their estimated profitability and that any profitability would not be excessive. The Trustees concluded that the estimated profits to be realized by the Adviser and the Sub-Adviser with respect to the Fund appeared to be reasonable.

Economies of Scale and Whether the Fee Level Reflects These Economies of Scale. The Trustees considered the information provided by the Adviser and the Sub-Adviser as to the extent to which economies of scale may be realized as the Fund grows and whether the fee level reflects economies of scale for the benefit of shareholders. The Trustees noted that any reduction in fixed costs associated with the management of the Fund would be enjoyed by the Adviser and Sub-Adviser, but that a unitary fee provides a level of certainty in expenses for the Fund. The Trustees considered whether the proposed advisory fee rate for the Fund is reasonable in relation to the projected asset size of the Fund. The Trustees noted the Adviser’s and Sub-Adviser’s views on their expectations for growth, noting that, initially, the Adviser did not anticipate any material economies of scale. The Trustees concluded that the flat investment management fee was reasonable and appropriate.

The Trustees noted that the Adviser and Sub-Adviser had not identified any further benefits that it would derive from its relationship with the Fund, and had noted that it will not, initially, have any soft dollar arrangements.

Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, have determined to approve the Agreements for the Fund.

Amplify ETF Trust

Board Considerations Regarding Approval of
Investment Management Agreement and Sub-Advisory Agreement

April 30, 2023 (Unaudited) (Continued)

AMPLIFY LITHIUM & BATTERY TECHNOLOGY ETF

Pursuant to Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), at a meeting held on December 14, 2022, the Board of Trustees (the “Board”) of Amplify ETF Trust (the “Trust”) considered the approval of, and approved, the following agreements (collectively, the “Agreements”): (1) an Investment Management Agreement between Amplify Investments LLC (the “Adviser”) and the Trust, on behalf of the Amplify Lithium & Battery Technology ETF (the “Fund”) and (2) an Investment Sub-Advisory Agreement between the Adviser and Toroso Investments LLC (the “Sub-Adviser”), on behalf of the Fund (collectively, the “Agreements”).

The Fund was originally approved by the Board and its Independent Trustees on or about March 13, 2018 for an initial two-year term. Thus, a meeting was held on March 13, 2018, to discuss and review the Agreements with respect to the Fund. In preparation for the meeting regarding the initial two-year term, the Board requests and reviews a wide variety of information from the Adviser and the Sub-Adviser. At the March 13, 2018 meeting, the Board, including the Independent Trustees, approved the retention of the Adviser and the Sub-Advisers and the Agreements for the initial two-year term.

After their initial two-year term, the Agreements must be approved: (i) by the vote of the Trustees or by a vote of the shareholders of the Fund; and (ii) by the vote of a majority of the Trustees who are not parties to the Agreements or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval for an additional one year term. In preparation for the meetings regarding the additional one-year term, the Board requests and reviews a wide variety of information from the Adviser and the Sub-Adviser. Thus, a meeting was held on December 10, 2019, to discuss and review the Agreements with respect to the Fund. At the December 10, 2019 meeting, the Board, including the Independent Trustees, approved the retention of the Adviser and the Sub-Adviser and the Agreements for an additional one-year term. Subsequently, the Board held meetings on December 8, 2020 and December 2, 2021 to discuss and review the Agreements with respect to the Fund for the additional one-year term following the previous approval. At each of those meetings, the Board, including the Independent Trustees, after reviewing the information provided by the Adviser and the Sub-Adviser, approved the retention of the Adviser and the Sub-Adviser and the Agreements for an additional one- year term.

Prior to the meeting held on December 14, 2022, the Board, including the Independent Trustees, reviewed written materials from the Adviser and the Sub-Adviser regarding, among other things: (i) the nature, extent and quality of the services to be provided to fund shareholders by the Adviser and the Sub-Adviser; (ii) the Adviser and the Sub-Adviser’s costs and profits expected to be realized in providing their services, including any fall-out benefits expected to be enjoyed by the Adviser and the Sub-Adviser; and (iii) the existence, or anticipated existence, of economies of scale.

Prior to and at the meeting held on December 14, 2022, representatives from the Adviser and the Sub-Adviser, along with other service providers of the Fund, presented additional oral and written information to help the Board evaluate the Adviser and the Sub-Adviser’s fees and other aspects of the Agreements. Among other things, representatives from the Adviser and the Sub- Adviser provided overviews of their advisory businesses, including investment personnel and investment processes. The representatives also discussed the rationale for launching the Fund, the Fund’s fees and fee structures of comparable investment companies. The Board then discussed the written materials that it received before the meeting and the Adviser and Sub- Adviser’s oral presentations and any other information that the Board received at the meeting, and deliberated on the approval of the Agreements in light of this information. In its deliberations, the Board did not identify any single piece of information discussed below that was all-important, controlling or determinative of its decision.

Nature, Extent and Quality of Services. In evaluating the nature, extent and quality of the Adviser’s services, the Trustees considered information concerning the functions to be performed by the Adviser and the Sub-Adviser and the personnel and resources of the Adviser and Sub-Adviser, including the investment management team that will be responsible for the day-to-day management of the Fund and the portfolio manager responsible for investing the portfolio of the Fund. The Trustees also considered statements by the Adviser and Sub-Adviser regarding their respective financial conditions, that each was financially stable and could support its performance of the services under its Agreement. The Trustees also considered the services to be provided by the Adviser in its oversight of the Fund’s service providers.

Amplify ETF Trust

Board Considerations Regarding Approval of
Investment Management Agreement and Sub-Advisory Agreement

April 30, 2023 (Unaudited) (Continued)

Based on their review, the Trustees concluded that the nature, extent and quality of the services to be provided by the Adviser and Sub-Adviser to the Fund under the respective Agreement were expected to be appropriate and reasonable.

Fees, Expenses and Profitability. The Trustees discussed the information provided by the Adviser on the Fund’s proposed investment management fee of 0.59% as compared to information provided by the Adviser on other similar products. The Trustees also considered that the Adviser and Sub-Adviser had managed this Fund to the Board’s satisfaction over the course of the previous seven years. The Trustees noted that the proposed annual investment management fee to be charged to the Fund was a unitary fee, and that the Adviser has agreed to pay all other expenses of the Fund, including fees payable to the Sub-Adviser, except brokerage commissions and other expenses connected with the execution of portfolio transactions, taxes, interest, distribution and service fees payable pursuant to a 12b-1 Plan, if any, and extraordinary expenses. The Board concluded that the unitary investment management fee to be charged to the Fund is reasonable and appropriate in light of the services expected to be provided by the Adviser and Sub-Adviser. In conjunction with their review of the unitary investment management fee, the Trustees considered information provided by the Adviser and Sub-Adviser on their costs to be incurred in connection with the proposed Agreement and their estimated profitability and that any profitability would not be excessive. The Trustees concluded that the estimated profits to be realized by the Adviser and the Sub-Adviser with respect to the Fund appeared to be reasonable.

Economies of Scale and Whether the Fee Level Reflects These Economies of Scale. The Trustees considered the information provided by the Adviser and the Sub-Adviser as to the extent to which economies of scale may be realized as the Fund grows and whether the fee level reflects economies of scale for the benefit of shareholders. The Trustees noted that any reduction in fixed costs associated with the management of the Fund would be enjoyed by the Adviser and Sub-Adviser, but that a unitary fee provides a level of certainty in expenses for the Fund. The Trustees considered whether the proposed advisory fee rate for the Fund is reasonable in relation to the projected asset size of the Fund. The Trustees noted the Adviser’s and Sub-Adviser’s views on their expectations for growth, noting that, initially, the Adviser did not anticipate any material economies of scale. The Trustees concluded that the flat investment management fee was reasonable and appropriate.

The Trustees noted that the Adviser and Sub-Adviser had not identified any further benefits that it would derive from its relationship with the Fund, and had noted that it will not, initially, have any soft dollar arrangements.

Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, have determined to approve the Agreements for the Fund.

Amplify ETF Trust

Board Considerations Regarding Approval of
Investment Management Agreement and Sub-Advisory Agreement

April 30, 2023 (Unaudited) (Continued)

FOR AMPLIFY EMERGING MARKETS FINTECH ETF

Pursuant to Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), at a meeting held on December 14, 2022, the Board of Trustees (the “Board”) of Amplify ETF Trust (the “Trust”) considered the approval of, and approved, the following agreements (collectively, the “Agreements”): (1) an Investment Management Agreement between Amplify Investments LLC (the “Adviser”) and the Trust, on behalf of the Amplify Emerging Markets FinTech ETF (the “Fund”) and (2) an Investment Sub-Advisory Agreement between the Adviser and Penserra Capital Management LLC (the “Sub-Adviser”), on behalf of the Fund (collectively, the “Agreements”).

The Fund was originally approved by the Board and its Independent Trustees on or about September 18, 2018 as Amplify International Online Retail ETF (with a ticker of XBUY) for an initial two-year term. Thus, a meeting was held on September 18, 2018 to discuss and review the Agreements with respect to the Fund. In preparation for the meeting regarding the initial two-year term, the Board requests and reviews a wide variety of information from the Adviser and the Sub-Adviser. At the September 18, 2018 meeting, the Board, including the Independent Trustees, approved the retention of the Adviser and the Sub-Advisers and the Agreements for the initial two-year term. After the initial two-year term, the Fund and its agreements were approved by the Board and the Independent Trustees for additional one-year terms after discussion and review of the Agreements on or about September 15, 2020 and September 14, 2021.

After the September 2021 renewal, the Fund changed its name, index and principal investment strategies on or about November 2021. As part of these changes, the Fund became known as the Amplify Emerging Markets FinTech ETF, with a ticker pf EMFQ. Thereafter, the Fund with the changes noted above and Agreements reflecting the changes was approved: (i) by the vote of the Trustees or by a vote of the shareholders of the Fund; and (ii) by the vote of a majority of the Trustees who are not parties to the Agreements or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), at a meeting called for the purpose of voting on such approval for an additional one year term. In preparation for the meetings regarding the additional one-year term with the noted changes, the Board requests and reviews a wide variety of information from the Adviser and the Sub-Adviser. Thus, a meeting was held on December 2, 2021 to discuss and review the Agreements with respect to the Fund. At the December 2, 2021 meeting, the Board, including the Independent Trustees, approved the retention of the Adviser and the Sub-Adviser and the Agreements for an additional one-year term. At that meeting, the Board, including the Independent Trustees, after reviewing the information provided by the Adviser and the Sub-Adviser, approved the retention of the Adviser and the Sub-Adviser and the Agreements for an additional one-year term.

Prior to the meeting held on December 14, 2022, the Board, including the Independent Trustees, reviewed written materials from the Adviser and the Sub-Adviser regarding, among other things: (i) the nature, extent and quality of the services to be provided to fund shareholders by the Adviser and the Sub-Adviser; (ii) the Adviser and the Sub-Adviser’s costs and profits expected to be realized in providing their services, including any fall-out benefits expected to be enjoyed by the Adviser and the Sub-Adviser; and (iii) the existence, or anticipated existence, of economies of scale.

Prior to and at the meeting held on December 14, 2022, representatives from the Adviser and the Sub-Adviser, along with other service providers of the Fund, presented additional oral and written information to help the Board evaluate the Adviser and the Sub-Adviser’s fees and other aspects of the Agreements. Among other things, representatives from the Adviser and the Sub- Adviser provided overviews of their advisory businesses, including investment personnel and investment processes. The representatives also discussed the rationale for launching the Fund, the Fund’s fees and fee structures of comparable investment companies. The Board then discussed the written materials that it received before the meeting and the Adviser and Sub- Adviser’s oral presentations and any other information that the Board received at the meeting, and deliberated on the approval of the Agreements in light of this information. In its deliberations, the Board did not identify any single piece of information discussed below that was all-important, controlling or determinative of its decision.

Nature, Extent and Quality of Services. In evaluating the nature, extent and quality of the Adviser’s services, the Trustees considered information concerning the functions to be performed by the Adviser and the Sub-Adviser and the personnel and resources of the Adviser and Sub-Adviser, including the investment management team that will be responsible for the day-to-day management of the Fund and the portfolio manager responsible for investing the portfolio of the Fund. The Trustees also considered statements by the Adviser and Sub-Adviser regarding their respective financial conditions, that each was financially stable and could support its performance of the services under its Agreement. The Trustees also considered the services to be provided by the Adviser in its oversight of the Fund’s service providers.

Amplify ETF Trust

Board Considerations Regarding Approval of
Investment Management Agreement and Sub-Advisory Agreement

April 30, 2023 (Unaudited) (Continued)

Based on their review, the Trustees concluded that the nature, extent and quality of the services to be provided by the Adviser and Sub-Adviser to the Fund under the respective Agreement were expected to be appropriate and reasonable.

Fees, Expenses and Profitability. The Trustees discussed the information provided by the Adviser on the Fund’s proposed investment management fee of 0.69% as compared to information provided by the Adviser on other similar products. The Trustees also considered that the Adviser and Sub-Adviser had managed this Fund to the Board’s satisfaction over the course of the previous seven years. The Trustees noted that the proposed annual investment management fee to be charged to the Fund was a unitary fee, and that the Adviser has agreed to pay all other expenses of the Fund, including fees payable to the Sub-Adviser, except brokerage commissions and other expenses connected with the execution of portfolio transactions, taxes, interest, distribution and service fees payable pursuant to a 12b-1 Plan, if any, and extraordinary expenses. The Board concluded that the unitary investment management fee to be charged to the Fund is reasonable and appropriate in light of the services expected to be provided by the Adviser and Sub-Adviser. In conjunction with their review of the unitary investment management fee, the Trustees considered information provided by the Adviser and Sub-Adviser on their costs to be incurred in connection with the proposed Agreement and their estimated profitability and that any profitability would not be excessive. The Trustees concluded that the estimated profits to be realized by the Adviser and the Sub-Adviser with respect to the Fund appeared to be reasonable.

Economies of Scale and Whether the Fee Level Reflects These Economies of Scale. The Trustees considered the information provided by the Adviser and the Sub-Adviser as to the extent to which economies of scale may be realized as the Fund grows and whether the fee level reflects economies of scale for the benefit of shareholders. The Trustees noted that any reduction in fixed costs associated with the management of the Fund would be enjoyed by the Adviser and Sub-Adviser, but that a unitary fee provides a level of certainty in expenses for the Fund. The Trustees considered whether the proposed advisory fee rate for the Fund is reasonable in relation to the projected asset size of the Fund. The Trustees noted the Adviser’s and Sub-Adviser’s views on their expectations for growth, noting that, initially, the Adviser did not anticipate any material economies of scale. The Trustees concluded that the flat investment management fee was reasonable and appropriate.

The Trustees noted that the Adviser and Sub-Adviser had not identified any further benefits that it would derive from its relationship with the Fund, and had noted that it will not, initially, have any soft dollar arrangements.

Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, have determined to approve the Agreements for the Fund.

Amplify ETF Trust

Board Considerations Regarding Approval of
Investment Management Agreement and Sub-Advisory Agreement

April 30, 2023 (Unaudited) (Continued)

FOR AMPLIFY BLACKSWAN GROWTH & TREASURE CORE ETF

Pursuant to Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), at a meeting held on March 15, 2023, the Board of Trustees (the “Board”) of Amplify ETF Trust (the “Trust”) considered the approval of, and approved, an Investment Sub-Advisory Agreement between the Amplify Investments LLC (the “Adviser”) and Cerity Partners, LLC (hereinafter referred to as the “Co-Sub-Adviser”), on behalf of the Amplify BlackSwan Growth and Treasury Core Fund (the “Fund”).

The Fund was originally approved by the Board and its Independent Trustees on or about September 18, 2018 and October 4, 2018 for an initial two-year term and on September 15, 2020, September 14, 2021 and September 13, 2022 for additional one-year terms. At those meetings, the Board, including the Independent Trustees, requested and reviewed a wide variety of information from the Adviser and from the Sub-Advisers Toroso Investments LLC (“Toroso”) and ARGI Investment Services LLC (“ARGI”). Prior to those meetings, the Board, including the Independent Trustees, reviewed written materials from the Adviser and the Sub-Advisers Toroso and ARGI (together the “Initial Sub-Advisers”) regarding, among other things: (i) the nature, extent and quality of the services to be provided to fund shareholders by the Adviser and the Initial Sub-Advisers; (ii) the Adviser and the Initial Sub-Advisers’ costs and profits expected to be realized in providing their services, including any fall-out benefits expected to be enjoyed by the Adviser and the Initial Sub-Advisers; and (iii) the existence, or anticipated existence, of economies of scale.

Prior to the meeting held on March 15, 2023, the Board, including the Independent Trustees, was advised that ARGI merged with and into Cerity Partners LLC, with the surviving entity named Cerity Partners LLC (“Cerity”). Accordingly, the Board reviewed replacing ARGI with Cerity as the co-sub-adviser to the Fund. In its review, the Board reviewed written materials from the Adviser and the Co-Sub-Adviser regarding, among other things: (i) the nature, extent and quality of the services to be provided to fund shareholders by the Adviser and the Co-Sub-Adviser; (ii) the Adviser and the Co-Sub-Adviser’s costs and profits expected to be realized in providing their services, including any fall-out benefits expected to be enjoyed by the Adviser and the Co-Sub-Adviser; and (iii) the existence, or anticipated existence, of economies of scale. At the March 15, 2023 meeting, representatives from the Adviser and Cerity, as the Co-Sub-Adviser presented additional oral and written information to help the Board evaluate the Cerity’s fees and other aspects of the Sub-Advisory Agreement. Among other things, representatives from the Adviser and Cerity provided overviews of their advisory businesses, including investment personnel and investment processes. The representatives also discussed the rationale for replacing ARGI with Cerity as the co-sub-adviser to the Fund, the Fund’s fees and fee structures of comparable investment companies. The Board then discussed the written materials that it received before the meeting and the Adviser and Cerity’s oral presentations and any other information that the Board received at the meeting, and deliberated on the approval of the Agreement in light of this information. In its deliberations, the Board did not identify any single piece of information discussed below that was all-important, controlling or determinative of its decision.

Nature, Extent and Quality of Services. In evaluating the nature, extent and quality of the Cerity’s services, the Trustees considered information concerning the functions to be performed by Cerity and the personnel and resources of Cerity, including the investment management team that will be responsible for the day-to-day management of the Fund and the portfolio manager responsible for investing the portfolio of the Fund. The Trustees considered statements by the Adviser and Co-Sub-Adviser regarding their respective financial conditions, that each was financially stable and could support its performance of the services under its Agreement. The Trustees also considered the services to be provided by the Adviser in its oversight of the Fund’s service providers.

Based on their review, the Trustees concluded that the nature, extent and quality of the services to be provided by the Adviser and Co-Sub-Adviser to the Fund under the respective Agreement were expected to be appropriate and reasonable.

Fees, Expenses and Profitability. The Trustees discussed the information provided by the Adviser and Cerity with respect to Cerity’s fees. The Board was advised that Cerity’s sub-advisory fee for SWAN will be the same as the sub-advisory fee that was paid to ARGI, which is a “fee that is equal to $10,000 per annum, to be paid on a calendar quarter basis” and some additional compensation based on the Fund’s AUM, as set forth in the Sub-Advisory agreement. With the fees at the same level, there will be no effect on the investment management fee that the Adviser will charge the Fund. In its review, the Trustees considered that the Adviser and Co-Sub-Adviser’s predecessor company had managed this Fund to the Board’s satisfaction over the course of the previous four years. The Trustees noted that the proposed annual investment management fee to be charged to the Fund was a unitary fee, and that the Adviser has agreed to

Amplify ETF Trust

Board Considerations Regarding Approval of
Investment Management Agreement and Sub-Advisory Agreement

April 30, 2023 (Unaudited) (Continued)
pay all other expenses of the Fund, including fees payable to the Co-Sub-Advisers, except brokerage commissions and other expenses connected with the execution of portfolio transactions, taxes, interest, distribution and service fees payable pursuant to a 12b-1 Plan, if any, and extraordinary expenses. The Board concluded that the unitary investment management fee to be charged to the Fund is reasonable and appropriate in light of the services expected to be provided by the Adviser and Co-Sub-Adviser. In conjunction with their review of the unitary investment management fee, the Trustees considered information provided by the Adviser and Co-Sub-Adviser on their costs to be incurred in connection with the proposed Agreement and their estimated profitability and that any profitability would not be excessive. The Trustees concluded that the estimated profits to be realized by the Adviser and Co-Sub-Adviser with respect to the Fund appeared to be reasonable.

Economies of Scale and Whether the Fee Level Reflects These Economies of Scale. The Trustees considered the information provided by the Adviser and the Co-Sub-Adviser as to the extent to which economies of scale may be realized as the Fund grows and whether the fee level reflects economies of scale for the benefit of shareholders. The Trustees noted that any reduction in fixed costs associated with the management of the Fund would be enjoyed by the Adviser and Co-Sub-Adviser, but that a unitary fee provides a level of certainty in expenses for the Fund. The Trustees considered whether the proposed advisory fee rate for the Fund is reasonable in relation to the projected asset size of the Fund. The Trustees noted the Adviser’s and Co-Sub-Adviser’s views on their expectations for growth, noting that, initially, the Adviser did not anticipate any material economies of scale. The Trustees concluded that the flat investment management fee was reasonable and appropriate.

The Trustees noted that the Adviser and Co-Sub-Adviser had not identified any further benefits that each would derive from their relationship with the Fund, and had noted that they will not, initially, have any soft dollar arrangements.

Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, have determined to approve the Co-Adviser’s Agreement for the Fund.

Amplify ETF Trust

Board Considerations Regarding Approval of
Investment Management Agreement and Sub-Advisory Agreement

April 30, 2023 (Unaudited) (Continued)

FOR AMPLIFY SEYMOUR CANNABIS ETF

The Fund was originally approved by the Board and its Independent Trustees on or about March 12, 2019 for an initial two-year term and on December 8, 2020 and December 2, 2021 for additional one year terms. At those meetings, the Board, including the Independent Trustees, requested and reviewed a wide variety of information from the Adviser and from Penserra Capital Management, LLC, as the initial Sub-Adviser. Prior to those meetings, the Board, including the Independent Trustees, reviewed written materials from the Adviser and the initial Sub-Adviser regarding, among other things: (i) the nature, extent and quality of the services to be provided to fund shareholders by the Adviser and the Sub-Adviser; (ii) the Adviser and the Sub-Adviser’s costs and profits expected to be realized in providing their services, including any fall-out benefits expected to be enjoyed by the Adviser and the Sub-Adviser; and (iii) the existence, or anticipated existence, of economies of scale.

Prior to and at the meeting held on March 15, 2023, the Board, including the Independent Trustees, considered adding Seymour Asset Management as an additional Sub-Adviser to the Fund. At the March 15, 2023 meeting, representatives from the Adviser and Seymour Asset Management, as the Co-Sub-Adviser presented additional oral and written information to help the Board evaluate the SAM’s fees and other aspects of the Sub-Advisory Agreement. Among other things, representatives from the Adviser and SAM provided overviews of their advisory businesses, including investment personnel and investment processes. The representatives also discussed the rationale for adding an additional sub-adviser to the Fund, the Fund’s fees and fee structures of comparable investment companies. The Board then discussed the written materials that it received before the meeting and the Adviser and SAM’s oral presentations and any other information that the Board received at the meeting, and deliberated on the approval of the Agreement in light of this information. In its deliberations, the Board did not identify any single piece of information discussed below that was all-important, controlling or determinative of its decision.

Nature, Extent and Quality of Services. In evaluating the nature, extent and quality of the SAM’s services, the Trustees considered information concerning the functions to be performed by SAM and the personnel and resources of SAM, including the investment management team that will be responsible for the day-to-day management of the Fund and the portfolio manager responsible for investing the portfolio of the Fund. The Trustees also considered statements by the SAM regarding its financial conditions, that it was financially stable and could support its performance of the services under its Agreement. The Trustees also considered the services to be provided by the Adviser in its oversight of the Fund’s service providers.

Based on their review, the Trustees concluded that the nature, extent and quality of the services to be provided by the SAM to the Fund under the respective Agreement were expected to be appropriate and reasonable.

Fees, Expenses and Profitability. The Trustees discussed the information provided by SAM with respect to its fees. According to SAM, the fees that it will charged is the same that was charged by Tim Seymour, in his capacity as the agent for Amplify which was equal to the greater of (1) $25,000 per annum or (2) 0.20% per annum on the net asset value of the Fund’s assets above $60 million, calculated daily and paid monthly. The Trustees also considered that the Sub-Adviser did not manage any similar accounts. The Board concluded that the investment management fee to be charged to the Fund is reasonable and appropriate in light of the services expected to be provided by SAM. In conjunction with their review of the investment management fee, the Trustees considered information provided by SAM on its costs to be incurred in connection with the proposed Agreement and its estimated profitability, and noted that any profitability would not be excessive. The Trustees concluded that the estimated profits to be realized by SAM with respect to the Fund appeared to be reasonable.

Economies of Scale and Whether the Fee Level Reflects These Economies of Scale. The Trustees considered the information provided by SAM as the Co-Sub-Adviser as to the extent to which economies of scale may be realized as the Fund grows and whether the fee level reflects economies of scale for the benefit of shareholders. The Trustees considered whether the proposed advisory fee rate for the Fund is reasonable in relation to the projected asset size of the Fund. The Trustees noted the Adviser’s and SAM’s views on their expectations for growth, noting that, initially, the Adviser did not anticipate any material economies of scale. The Trustees concluded that the flat investment management fee was reasonable and appropriate.

The Trustees noted that SAM, as the Co-Sub-Adviser had not identified any further benefits that it would derive from its relationship with the Fund, and had noted that it will not, initially, have any soft dollar arrangements.

Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, have determined to approve the Agreements for the Fund.

Amplify ETF Trust

Board Considerations Regarding Approval of
Investment Management Agreement and Sub-Advisory Agreement

April 30, 2023 (Unaudited) (Continued)

FOR AMPLIFY BLACKSWAN ISWN ETF

Pursuant to Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), at a meeting held on March 15, 2023, the Board of Trustees (the “Board”) of Amplify ETF Trust (the “Trust”) considered the approval of, and approved, an Investment Sub-Advisory Agreement between the Amplify Investments LLC (the “Adviser”) and Cerity Partners, LLC (hereinafter referred to as the “Co-Sub-Adviser”), on behalf of the Amplify International BlackSwan Core ETF (the “Fund”).

The Fund was originally approved by the Board and its Independent Trustees on or about September 15, 2020 for an initial two-year term and on September 13, 2022 for an additional one year term. At those meetings, the Board, including the Independent Trustees, requested and reviewed a wide variety of information from the Adviser and from the Sub-Advisers, Toroso Investments LLC (“Toroso”) and ARGI Investment Services LLC (“ARGI”). Prior to those meetings, the Board, including the Independent Trustees, reviewed written materials from the Adviser and Sub-Advisers Toroso and ARGI (together the “Initial Sub-Advisers”) regarding, among other things: (i) the nature, extent and quality of the services to be provided to fund shareholders by the Adviser and the Initial Sub-Advisers; (ii) the Adviser and the Initial Sub-Advisers’ costs and profits expected to be realized in providing their services, including any fall-out benefits expected to be enjoyed by the Adviser and the Initial Sub-Advisers; and (iii) the existence, or anticipated existence, of economies of scale.

Prior to the meeting held on March 15, 2023, the Board, including the Independent Trustees, was advised that ARGI merged with and into Cerity Partners LLC, with the surviving entity named Cerity Partners LLC (“Cerity”). Accordingly, the Board reviewed replacing ARGI with Cerity as the co-sub-adviser to the Fund. In its review, the Board reviewed written materials from the Adviser and the Co-Sub-Adviser regarding, among other things: (i) the nature, extent and quality of the services to be provided to fund shareholders by the Adviser and the Co-Sub-Adviser; (ii) the Adviser and the Co-Sub-Adviser’s costs and profits expected to be realized in providing their services, including any fall-out benefits expected to be enjoyed by the Adviser and the Co-Sub-Adviser; and (iii) the existence, or anticipated existence, of economies of scale. At the March 15, 2023 meeting, representatives from the Adviser and Cerity, as the Co-Sub-Adviser, presented additional oral and written information to help the Board evaluate Cerity’s fees and other aspects of the Sub-Advisory Agreement. Among other things, representatives from the Adviser and Cerity provided overviews of their advisory businesses, including investment personnel and investment processes. The representatives also discussed the rationale for replacing ARGI with Cerity as the co-sub-adviser to the Fund, the Fund’s fees and fee structures of comparable investment companies. The Board then discussed the written materials that it received before the meeting and the Adviser and Cerity’s oral presentations and other information that the Board received at the meeting, and deliberated on the approval of the Agreement in light of this information. In its deliberations, the Board did not identify any single piece of information discussed below that was all-important, controlling or determinative of its decision.

Nature, Extent and Quality of Services. In evaluating the nature, extent and quality of Cerity’s services, the Trustees considered information concerning the functions to be performed by Cerity and the personnel and resources of Cerity, including the investment management team that will be responsible for the day-to-day management of the Fund and the portfolio manager responsible for investing the portfolio of the Fund. The Trustees considered statements by the Adviser and Co-Sub-Adviser regarding their respective financial conditions, that each was financially stable and could support its performance of the services under its Agreement. The Trustees also considered the services to be provided by the Adviser in its oversight of the Fund’s service providers.

Based on their review, the Trustees concluded that the nature, extent and quality of the services to be provided by the Adviser and Co-Sub-Adviser to the Fund under the respective Agreement were expected to be appropriate and reasonable.

Fees, Expenses and Profitability. The Trustees discussed the information provided by the Adviser and Cerity with respect to Cerity’s fees. The Board was advised that Cerity’s sub-advisory fee for SWAN will be the same as the sub-advisory fee that was paid to ARGI, which is a “fee that is equal to $10,000 per annum, to be paid on a calendar quarter basis” and some additional compensation based on the Fund’s AUM, as set forth in the Sub-Advisory agreement. With the fees at the same level, there will be no effect on the investment management fee that the Adviser will charge the Fund. In its review, the Trustees considered that the Adviser and Co-Sub-Adviser’s predecessor company had managed this Fund to the Board’s satisfaction over the course of the previous two and a half years. The Trustees noted that the proposed annual investment management fee to be charged to the Fund was a unitary fee, and that the Adviser has agreed to pay all other expenses of the Fund, including fees payable to the Co-Sub-Adviser, except brokerage commissions and other expenses connected

Amplify ETF Trust

Board Considerations Regarding Approval of
Investment Management Agreement and Sub-Advisory Agreement

April 30, 2023 (Unaudited) (Continued)

with the execution of portfolio transactions, taxes, interest, distribution and service fees payable pursuant to a 12b-1 Plan, if any, and extraordinary expenses. The Board concluded that the unitary investment management fee to be charged to the Fund is reasonable and appropriate in light of the services expected to be provided by the Adviser and Co-Sub-Adviser. In conjunction with their review of the unitary investment management fee, the Trustees considered information provided by the Adviser and Co-Sub-Adviser on their costs to be incurred in connection with the proposed Agreement and their estimated profitability and that any profitability would not be excessive. The Trustees concluded that the estimated profits to be realized by the Adviser and Co-Sub-Adviser with respect to the Fund appeared to be reasonable.

Economies of Scale and Whether the Fee Level Reflects These Economies of Scale. The Trustees considered the information provided by the Adviser and the Co-Sub-Adviser as to the extent to which economies of scale may be realized as the Fund grows and whether the fee level reflects economies of scale for the benefit of shareholders. The Trustees noted that any reduction in fixed costs associated with the management of the Fund would be enjoyed by the Adviser and Co-Sub-Adviser, but that a unitary fee provides a level of certainty in expenses for the Fund. The Trustees considered whether the proposed advisory fee rate for the Fund is reasonable in relation to the projected asset size of the Fund. The Trustees noted the Adviser’s and Co-Sub-Adviser’s views on their expectations for growth, noting that, initially, the Adviser did not anticipate any material economies of scale. The Trustees concluded that the flat investment management fee was reasonable and appropriate.

The Trustees noted that the Adviser and Co-Sub-Adviser had not identified any further benefits that each would derive from their relationship with the Fund, and had noted that they will not, initially, have any soft dollar arrangements.

Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, have determined to approve the Co-Adviser’s Agreement for the Fund.

Amplify ETF Trust

Board Considerations Regarding Approval of
Investment Management Agreement and Sub-Advisory Agreement

April 30, 2023 (Unaudited) (Continued)

FOR AMPLIFY BLACKSWAN TECH & TREASURY ETF

Pursuant to Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), at a meeting held on March 15, 2023, the Board of Trustees (the “Board”) of Amplify ETF Trust (the “Trust”) considered the approval of, and approved, an Investment Sub-Advisory Agreement between the Amplify Investments LLC (the “Adviser”) and Cerity Partners, LLC (hereinafter referred to as the “Co-Sub-Adviser”), on behalf of the Amplify BlackSwan Tech & Treasury Core Fund (the “Fund”).

The Fund was originally approved by the Board and its Independent Trustees on or about September 16, 2021 for an initial two-year term. At that meeting, the Board, including the Independent Trustees, requested and reviewed a wide variety of information from the Adviser and from the Sub-Advisers, Toroso Investments LLC (“Toroso”) and ARGI Investment Services LLC (“ARGI”). Prior to the meeting, the Board, including the Independent Trustees, reviewed written materials from the Adviser and Sub-Advisers Toroso and ARGI (together the “Initial Sub-Advisers”) regarding, among other things: (i) the nature, extent and quality of the services to be provided to fund shareholders by the Adviser and the Initial Sub-Advisers; (ii) the Adviser and the Initial Sub-Advisers’ costs and profits expected to be realized in providing their services, including any fall-out benefits expected to be enjoyed by the Adviser and the Initial Sub-Advisers; and (iii) the existence, or anticipated existence, of economies of scale.

Prior to the meeting held on March 15, 2023, the Board, including the Independent Trustees, was advised that ARGI merged with and into Cerity Partners LLC, with the surviving entity named Cerity Partners LLC (“Cerity”). Accordingly, the Board reviewed replacing ARGI with Cerity as the co-sub-adviser to the Fund. In its review, the Board reviewed written materials from the Adviser and the Co-Sub-Adviser regarding, among other things: (i) the nature, extent and quality of the services to be provided to fund shareholders by the Adviser and the Co-Sub-Adviser; (ii) the Adviser and the Co-Sub-Adviser’s costs and profits expected to be realized in providing their services, including any fall-out benefits expected to be enjoyed by the Adviser and the Co-Sub-Adviser; and (iii) the existence, or anticipated existence, of economies of scale. At the March 15, 2023 meeting, representatives from the Adviser and Cerity, as the Co-Sub-Adviser, presented additional oral and written information to help the Board evaluate Cerity’s fees and other aspects of the Sub-Advisory Agreement. Among other things, representatives from the Adviser and Cerity provided overviews of their advisory businesses, including investment personnel and investment processes. The representatives also discussed the rationale for replacing ARGI with Cerity as the co-sub-adviser to the Fund, the Fund’s fees and fee structures of comparable investment companies. The Board then discussed the written materials that it received before the meeting and the Adviser and Cerity’s oral presentations and other information that the Board received at the meeting, and deliberated on the approval of the Agreement in light of this information. In its deliberations, the Board did not identify any single piece of information discussed below that was all-important, controlling or determinative of its decision.

Nature, Extent and Quality of Services. In evaluating the nature, extent and quality of Cerity’s services, the Trustees considered information concerning the functions to be performed by Cerity and the personnel and resources of Cerity, including the investment management team that will be responsible for the day-to-day management of the Fund and the portfolio manager responsible for investing the portfolio of the Fund. The Trustees considered statements by the Adviser and Co-Sub-Adviser regarding their respective financial conditions, that each was financially stable and could support its performance of the services under its Agreement. The Trustees also considered the services to be provided by the Adviser in its oversight of the Fund’s service providers.

Based on their review, the Trustees concluded that the nature, extent and quality of the services to be provided by the Adviser and Co-Sub-Adviser to the Fund under the respective Agreement were expected to be appropriate and reasonable.

Fees, Expenses and Profitability. The Trustees discussed the information provided by the Adviser and Cerity with respect to Cerity’s fees. The Board was advised that Cerity’s sub-advisory fee for SWAN will be the same as the sub-advisory fee that was paid to ARGI, which is a “fee that is equal to $10,000 per annum, to be paid on a calendar quarter basis” and some additional compensation based on the Fund’s AUM, as set forth in the Sub-Advisory agreement. With the fees at the same level, there will be no effect on the investment management fee that the Adviser will charge the Fund. In its review, the Trustees considered that the Adviser and Co-Sub-Adviser’s predecessor company had managed this Fund to the Board’s satisfaction over the course of the previous four years. The Trustees noted that the proposed annual investment management fee to be charged to the Fund was a unitary fee, and that the Adviser has agreed to pay all other expenses of the Fund, including fees payable to the Co-Sub-Advisers, except brokerage commissions and other expenses connected with the execution of portfolio transactions, taxes, interest, distribution and service fees payable pursuant to a 12b-1 Plan, if any, and extraordinary expenses. The Board concluded that the unitary investment management fee to be charged to the Fund is

Amplify ETF Trust

Board Considerations Regarding Approval of
Investment Management Agreement and Sub-Advisory Agreement

April 30, 2023 (Unaudited) (Continued)

reasonable and appropriate in light of the services expected to be provided by the Adviser and Co-Sub-Adviser. In conjunction with their review of the unitary investment management fee, the Trustees considered information provided by the Adviser and Co-Sub-Adviser on their costs to be incurred in connection with the proposed Agreement and their estimated profitability and that any profitability would not be excessive. The Trustees concluded that the estimated profits to be realized by the Adviser and Co-Sub-Adviser with respect to the Fund appeared to be reasonable.

Economies of Scale and Whether the Fee Level Reflects These Economies of Scale. The Trustees considered the information provided by the Adviser and the Co-Sub-Adviser as to the extent to which economies of scale may be realized as the Fund grows and whether the fee level reflects economies of scale for the benefit of shareholders. The Trustees noted that any reduction in fixed costs associated with the management of the Fund would be enjoyed by the Adviser and Co-Sub-Adviser, but that a unitary fee provides a level of certainty in expenses for the Fund. The Trustees considered whether the proposed advisory fee rate for the Fund is reasonable in relation to the projected asset size of the Fund. The Trustees noted the Adviser’s and Co-Sub-Adviser’s views on their expectations for growth, noting that, initially, the Adviser did not anticipate any material economies of scale. The Trustees concluded that the flat investment management fee was reasonable and appropriate.

The Trustees noted that the Adviser and Co-Sub-Adviser had not identified any further benefits that each would derive from their relationship with the Fund, and had noted that they will not, initially, have any soft dollar arrangements.

Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, have determined to approve the Co-Adviser’s Agreement for the Fund.

Amplify ETF Trust

Review of Liquidity Risk Management Program

April 30, 2023 (Unaudited) (Continued)

Consistent with Rule 22e-4 under the Investment Company Act of 1940, as amended, Amplify ETF Trust (the “Trust”), on behalf of each of its series (each a “Fund” and, collectively, the “Funds”), has established a liquidity risk management program to govern the Funds’ approach to managing liquidity risk (the “Program”). The Program is overseen by the Trust’s Chief Compliance Officer (the “Liquidity Risk Manager”). The Trust’s Board of Trustees (the “Board”) has approved the designation of the Liquidity Risk Manager to administer the Program.

The Program’s principal objectives include supporting the Funds’ compliance with limits on investments in illiquid assets and mitigating the risk that a Fund will be unable to meet its redemption obligations in a timely manner. The Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence each Fund’s liquidity and the periodic classification and re-classification of certain Funds’ investments into groupings that reflect the Liquidity Risk Manager’s assessment of their relative liquidity under current market conditions.

At a meeting of the Board held on December 14, 2022, the Trustees received a written report from the Liquidity Risk Manager regarding the design and operational effectiveness of the Program since its implementation. The Liquidity Risk Manager determined, and reported to the Board, that the Program is reasonably designed to assess and manage the Funds’ liquidity risk and has operated adequately and effectively to manage the Funds’ liquidity risk since implementation. The Liquidity Risk Manager reported that during the period covered by the report, there were no liquidity events that impacted the Funds or their ability to timely meet redemptions without dilution to existing shareholders. The Liquidity Risk Manager also noted no Fund has filed a Form N-LIQUID with the SEC.

The Liquidity Risk Manager noted that, with the exception of the Amplify BlackSwan Growth & Treasury Core ETF (“SWAN”), Amplify Seymour Cannabis ETF (“CNBS”), Amplify BlackSwan ISWN ETF (“ISWN”), Amplify BlackSwan Tech & Treasury ETF (“QSWN”), and Amplify Inflation Fighter ETF (“IWIN”), the Funds continue to qualify as “in-kind” ETFs under Rule 22e-4 and, as such, are exempt from the requirement to set a highly liquid investment minimum. The Liquidity Risk Manager noted that SWAN, CNBS, ISWN, QSWN, and IWIN are invested in highly liquid securities and, accordingly, continue to be exempt from the requirement to determine a “highly liquid investment minimum” as defined in the Rule. Because of that continued qualification for the exemption, the Funds have not adopted any “highly liquid investment” minimum amounts. The Liquidity Risk Manager further noted that no material changes have been made to the Program since its implementation.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Funds’ prospectus for more information regarding each Fund’s exposure to liquidity risk and other principal risks to which an investment in a Fund may be subject.

Amplify ETF Trust

Disclosure of Fund Expenses

April 30, 2023 (Unaudited)

All Exchange Traded Funds (“ETF”) have operating expenses. As a shareholder of an ETF, your investment is affected by these ongoing costs and transaction fees, which include costs for ETF management and other Fund expenses. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from an ETF’s gross income and directly reduce its final investment return. These expenses are expressed as a percentage of the ETF’s average net assets; this percentage is known as the ETF’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other funds. The examples are based on investment of $1,000 made at the beginning of the period shown and held for the periods shown below.

The table below illustrates your fund’s costs in two ways:

ACTUAL FUND RETURN

This section helps you to estimate the actual expenses after fee waivers that your fund incurred over the period shown. “Expenses Paid During Period” shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid during the period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your fund under “Expenses Paid During Period.”

HYPOTHETICAL 5% RETURN

This section helps you compare your fund’s costs with those of other funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the “Annualized Expense Ratio” for the period is unchanged. This example is useful in making comparisons because the Commission requires all funds to make this 5% calculation. You can assess your fund’s comparative cost by comparing the hypothetical result of your fund under “Expenses Paid During Period” with those that appear in the same charts in the shareholder reports for other funds.

Amplify ETF Trust

Disclosure of Fund Expenses

April 30, 2023 (Unaudited) (Continued)

NOTE: Because the return is set at 5% for comparison purposes — NOT your fund’s actual return — the account values shown may not apply to your specific investment.

	Annualized Expense Ratios	Beginning Account Value 11/1/2022	Actual Fund Return		Hypothetical 5% Return
			Ending Account Value 4/30/2023	Expenses Paid During Period(a)	Ending Account Value 4/30/2023	Expenses Paid During Period(a)
YYY	0.50%	$1,000.00	$1,062.90	$2.56	$1,022.32	$2.51
IBUY	0.65%	1,000.00	1,039.20	3.29	1,021.57	3.26
DIVO	0.55%	1,000.00	1,043.30	2.79	1,022.07	2.76
BLOK	0.70%	1,000.00	1,074.00	3.60	1,021.32	3.51
BATT	0.59%	1,000.00	1,012.90	2.94	1,021.87	2.96
SWAN	0.49%	1,000.00	1,062.20	2.51	1,022.36	2.46
EMFQ	0.69%	1,000.00	1,117.60	3.62	1,021.37	3.46
CNBS	0.75%	1,000.00	582.00	2.94	1,021.08	3.76
ISWN	0.49%	1,000.00	1,136.90	2.60	1,022.36	2.46
MVPS	0.49%	1,000.00	1,023.30	2.46	1,022.36	2.46
BIDS	0.59%	1,000.00	984.30	2.90	1,021.87	2.96
QSWN	0.49%	1,000.00	1,093.90	2.54	1,022.36	2.46
IWIN	0.85%	1,000.00	1,099.60	4.42	1,020.58	4.26
NDIV	0.59%	1,000.00	1,049.80	3.00	1,021.87	2.96
IDVO	0.65%	1,000.00	1,142.30	3.45	1,021.57	3.26

(a)       The dollar amounts shown as expenses paid during the period are equal to the Fund’s annualized expense ratio multiplied by the average account value during the period, multiplied by 181/365 (to reflect the one-half year period).

Amplify ETF Trust

Additional Information

April 30, 2023 (Unaudited)

Qualified Dividend Income/Dividends Received Deduction

For the fiscal year/period ended October 31, 2022, certain dividends paid by the Funds may be subject to a maximum tax rate of 23.8%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003.

The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

YYY	14.18%
IBUY	0.00%
DIVO	100.00%
BLOK	3.11%
BATT	40.23%
SWAN	0.00%
EMFQ	0.00%
CNBS	100.00%
ISWN	0.00%
MVPS	0.00%
BIDS	68.19%
QSWN	0.00%
IWIN	0.00%
NDIV	88.08%
IDVO	92.87%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year/period ended October 31, 2022 was as follows:

YYY	2.21%
IBUY	100.00%
DIVO	100.00%
BLOK	0.94%
BATT	0.47%
SWAN	0.00%
EMFQ	0.00%
CNBS	0.00%
ISWN	0.00%
MVPS	0.00%
BIDS	0.00%
QSWN	0.00%
IWIN	0.00%
NDIV	47.83%
IDVO	0.00%

Amplify ETF Trust

Additional Information

April 30, 2023 (Unaudited) (Continued)

Short Term Capital Gains

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(C) for each fund were as follows:

YYY	0.00%
IBUY	0.00%
DIVO	0.00%
BLOK	0.00%
BATT	0.00%
SWAN	74.09%
EMFQ	0.00%
CNBS	0.00%
ISWN	23.21%
MVPS	0.00%
BIDS	24.41%
QSWN	0.00%
IWIN	0.00%
NDIV	0.00%
IDVO	0.00%

Foreign Tax Credit Pass Through

Pursuant to Section 853 of the Internal Revenue Code, the Fund designates the following amount as foreign taxes paid for the period ended October 31, 2022. Foreign taxes paid for purposes of Section 853 may be less than actual foreign taxes paid for financial statement purposes.

	Credible Foreign Taxes Paid	Per Share Amount	Portion of Ordinary Income Distribution Derived from Foreign Sourced Income
BATT	$305,174	$0.4705	99.39%
EMFQ	4,039	0.5722	100.00
NDIV	1,215	0.1285	82.67
IDVO	899	0.1085	100.00

Foreign taxes paid or withheld should be included in taxable income with an offsetting deduction from gross income or as a credit for taxes paid to foreign governments.

Above figures may differ from those cited elsewhere in this report due to difference in the calculation of income and gains under GAAP purposes and Internal Revenue Service purposes.

Shareholders are strongly advised to consult their own tax advisers with respect to the tax consequences of their investments in the Funds.

Amplify ETF Trust

Supplemental Information

April 30, 2023 (Unaudited)

DISTRIBUTION OF PREMIUMS AND DISCOUNTS

NAV is the price per share at which the Fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of the Fund generally is determined using the composite closing price each day. The Fund’s Market Price may be at, above or below its NAV. The NAV of the Fund will fluctuate with changes in the market value of the Fund’s holdings. The Market Price of the Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of the Fund on a given day, generally at the time NAV is calculated. A premium is the amount that the Fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that the Fund is trading below the reported NAV, expressed as a percentage of the NAV.

Further information regarding premiums and discounts is available, without charge, on the Fund’s website at www.amplifyetfs.com.

INFORMATION ABOUT THE TRUSTEES

The Statement of Additional Information (“SAI”) includes additional information about the Fund’s Trustees and is available without charge, upon request, by calling 1-855-267-3837. Furthermore, you can obtain the SAI by accessing the Commission’s website at www. sec.gov or by accessing the Fund’s website at www.amplifyetfs.com.

DELIVERY OF SHAREHOLDER DOCUMENTS — HOUSEHOLDING

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of the prospectus and other shareholder documents, please contact your broker-dealer. If you currently are enrolled in householding and wish to change your householding status, please contact your broker-dealer.

Amplify ETF Trust

Privacy Policy

April 30, 2023 (Unaudited)

AMPLIFY ETFS AND AMPLIFY AFFILIATES PRIVACY POLICY

Amplify recognizes the importance of protecting your personal and financial information when you visit our websites (each a “Website” and together “Websites”). This Policy is designed to help you understand the information collection practices on all Websites owned or operated by or on behalf of companies within the Amplify group of companies, including: Amplify Investments LLC, Amplify Development LLC, and Amplify Holding Company LLC. We are committed to:

(a) protecting the personal information you provide to us;

(b) telling you how we use the information we gather about you; and

(c) ensuring that you know why we intend to disclose your personal information.

CHANGES TO THIS PRIVACY POLICY

This Privacy Policy is dated January 1, 2016. Amplify reserves the right to amend this Privacy Policy at any time without notice, by updating this posting, in which case the date of the Policy will be revised. The current version of this Policy can be accessed from the link on the www.amplifyetfs.com homepage.

INFORMATION COLLECTION AND USE

Personally Identifiable Information: The personally identifiable information you submit to our Websites is used to service your interest and to improve our services to you and/or to provide you with information on Amplify products and services. The types of personal information that may be collected at our Websites include: name, address, email address and telephone number. We will not sell, share or rent your personally identifiable information to others in contravention of this Privacy Policy.

Additionally, if the Website is a password protected site, then (a) once you submit your password and enter, the Website will recognize who you are and will collect all information that you submit, including all electronic instructions (including all transaction information), and (b) any information collected about you from the Website may be associated with other identifying information that we have about you.

Aggregate Information: We generally record certain usage information, such as the number and frequency of visitors to our Websites. This information may include the websites that you access immediately before and after your visit to our Websites, the Internet browser you are using and your IP address. If we use such data at all it will be on an aggregate basis, and we will not disclose to third parties any information that could be used to identify you personally.

Service Providers: We may use internal or external service providers to operate our Websites and employ other persons to perform work on our behalf, such as sending postal mail and e-mail. These persons may have access to the personally identifiable information you submit through the Websites, but only for the purpose of performing their duties. These personnel may not use your personally identifiable information for any other purpose.

Compliance with Laws: We do not automatically collect personally identifiable information from visitors to our Websites, except to the extent we are required to do so pursuant to some statute or regulation applicable to us. We will not provide any personally identifiable information to any other persons, except if we are required to make disclosures by any law, any government or private parties in connection with a lawsuit, subpoena, investigation or similar proceeding.

E-mail and Marketing: Amplify does not sell its customers’ e-mail addresses, nor will we provide your personal information to third parties for their marketing purposes. Amplify will not send you e-mail messages without first receiving your permission, unless it relates to servicing your account or unless you have consented to receiving electronic delivery of fund documents as part of our E-Delivery service. It is our policy to include instructions for unsubscribing from these permission-based programs. We recommend that you do not send us any individual personal information via non secure methods of correspondence, including via public electronic communication channels, such as Internet e-mail, which are generally not secure.

Amplify ETF Trust

Privacy Policy

April 30, 2023 (Unaudited) (Continued)

Business Transfers: If the business, stock or assets of Amplify are acquired or merged with another business entity, we will share all or some of your information with this entity to continue to provide our service to you. You will receive notice of such an event and the new entity will inform you of any changes to the practices in this Privacy Policy. If the new entity wishes to make additional use of your information, you may decline such use at such time.

Disclosure to Third Parties: The personal information you provide to us will only be disclosed to third parties if we have your permission, or as set out in this Privacy Policy. We may disclose details about the general use of our Websites to third parties – for example, to demonstrate patterns of use to advertisers and other business partners. Information we pass on for this purpose will not include any personal information by which you may be identified. We endeavor to prevent unauthorized disclosures of your personal information by third parties but we are not responsible for any unauthorized disclosures or other breaches of security or for the actions of others if the information was passed to them with your authority or with the authority of anyone other than us or our group companies.

COOKIES

What are Cookies?

Cookies are small text files that are stored in your computer’s memory and hard drive when you visit certain web pages. They are used to enable websites to function or to provide information to the owners of a website.

Why Do We Use Cookies?

Cookies help us to provide customized services and information. We use cookies on all our Websites to tell us, in general terms, how and when pages in our Websites are visited, what our users’ technology preferences are – such as what type of video player they use – and whether our Websites are functioning properly.

If you are using one of our password-protected sites, then the website may use cookies or other technology to help us authenticate you, store and recognize your configuration and user attributes, facilitate your navigation of the website and customize its content so that the information made available is likely to be of more interest to you.

In broad terms, we use cookies on our Websites for the following purposes:

•     Analytical purposes: Analytical cookies allow us to recognize measure and track visitors to our Websites. This helps us to improve and develop the way our Websites work, for example, by determining whether site visitors can find information easily, or by identifying the aspects of websites that are of the most interest to them.

•     Usage preferences: Some of the cookies on our Websites are activated when visitors to our sites make a choice about their usage of the site. Our Websites then ‘remember’ the settings preferences of the user concerned. This allows us to tailor aspects of our sites to the individual user.

•     Terms and conditions: We use cookies on our Websites to record when a site visitor has seen a policy, such as this one, or provided consent, such as consent to the terms and conditions on our Websites. This helps to improve the user’s experience of the site – for example, it avoids a user from repeatedly being asked to consent to the same terms.

•     Session management: The software that runs our websites uses cookies for technical purposes needed by the internal workings of our servers. For instance, we use cookies to distribute requests among multiple servers, authenticate users and determine what features of the site they can access, verify the origin of requests, keep track of information about a user’s session and determine which options or pages to display in order for the site to function.

•     Functional purposes: Functional purpose cookies store information that is needed by our applications to process and operate. For example, where transactions or requests within an application involve multiple workflow stages, cookies are used to store the information from each stage temporarily, in order to facilitate completion of the overall transaction or request.

Amplify ETF Trust

Privacy Policy

April 30, 2023 (Unaudited) (Continued)

Further Information About Cookies

If you would like to find out more about cookies in general and how to manage them, please visit www.allaboutcookies.org.

THIRD PARTY WEBSITES

Amplify disclaims responsibility for the privacy policies and customer information practices of third party internet websites hyperlinked from our Website or this Privacy Policy.

SECURITY

Amplify protects your personal information when you transact business on our Website by requiring the use of a browser software program that supports industry standard SSL encryption with 128-bit key lengths. The “128-bit” designation refers to the length of the key used to encrypt the data being transmitted, with a longer key representing a higher level of security.

CONTACT US

We welcome inquiries or comments about our Privacy Policy and any queries or concerns about Amplify ETFs at support@amplifyetfs.com or 1-855-267-3837.

Investment Adviser:

Amplify Investments LLC
3333 Warrenville Road, Suite 350
Lisle, IL 60532

Investment Sub-Advisers:
Penserra Capital Management, LLC 4 Orinda Way, Suite 100-A Orinda, CA 94563	Capital Wealth Planning 1016 Collier Center Way Naples, FL 34110
Toroso Investments, LLC 98 North Broadway, Suite 2 Massapequa, NY 11758	Cerity Partners LLC 335 Madison Avenue, 23rd Floor New York, NY 10017

Seymour Asset Management LLC
1 Old Point Road
Quogue, New York 11959

Legal Counsel:

Chapman and Cutler LLP
111 West Monroe Street
Chicago, IL 60603

Independent Registered Public Accounting Firm:

Cohen & Company, Ltd.
342 North Water Street, Suite 830
Milwaukee, WI 53202

Distributor:

Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, ME 04101

Administrator:

U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue
Milwaukee, WI 53202

Transfer Agent:

U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202

Custodians:
U.S. Bank National Association 1555 North RiverCenter Drive, Suite 302 Milwaukee, WI 53212	Cowen Execution Services, LLC 599 Lexington Avenue, 21st Floor New York, NY 10022

This information must be preceded or accompanied by a current prospectus for the Funds.

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Amplify ETF Trust

By (Signature and Title)	/s/ Christian Magoon
Christian Magoon, President & Chief Executive Officer

Date	6/22/2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Christian Magoon
Christian Magoon, President & Chief Executive Officer

Date	6/22/2023

By (Signature and Title)	/s/ Bradley H. Bailey
Bradley H. Bailey, Chief Financial Officer

Date	6/22/2023

* Print the name and title of each signing officer under his or her signature.